UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05809
                                                     ---------------------

                  Nuveen Performance Plus Municipal Fund, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2010
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                          [LOGO]
                                                                  NUVEEN
                                                                     INVESTMENTS

Closed-End Funds

--------------------------------------------------------------------------------

Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Semi-Annual Report
April 30, 2010

--------------------------------------------------------------------------------

-------------------   ------------------   --------------------   ----------------
NUVEEN PERFORMANCE    NUVEEN MUNICIPAL     NUVEEN MUNICIPAL       NUVEEN DIVIDEND
PLUS MUNICIPAL        ADVANTAGE            MARKET OPPORTUNITY     ADVANTAGE
FUND, INC.            FUND, INC.           FUND, INC.             MUNICIPAL FUND
NPP                   NMA                  NMO                    NAD

-------------------   ------------------
NUVEEN DIVIDEND       NUVEEN DIVIDEND
ADVANTAGE             ADVANTAGE
MUNICIPAL FUND 2      MUNICIPAL FUND 3
NXZ                   NZF

                                                                      (APRIL 10)

LIFE IS COMPLEX.

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It only takes a minute to sign up for e-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for
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report and save it on your computer if you wish.

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If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

                                                                          [LOGO]
                                                                  NUVEEN
                                                                     INVESTMENTS

Chairman's
Letter to Shareholders

[PHOTO OF ROBERT P. BREMNER]

DEAR SHAREHOLDER,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion to deal with the recent financial and economic crisis is injecting uncertainty into global financial markets. The implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen's investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment. Please consult the Nuveen web site for the most recent information on your Nuveen Funds at: www.nuveen.com.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Robert P. Bremner

Robert P. Bremner
Chairman of the Board
June 21, 2010

                                                            Nuveen Investments 1

Portfolio Managers' Comments

Nuveen Performance Plus Municipal Fund, Inc. (NPP)
Nuveen Municipal Advantage Fund, Inc. (NMA)
Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
Nuveen Dividend Advantage Municipal Fund (NAD)
Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
Nuveen Dividend Advantage Municipal Fund 3 (NZF)

PORTFOLIO MANAGERS TOM SPALDING AND PAUL BRENNAN REVIEW KEY INVESTMENT STRATEGIES AND THE SIX-MONTH PERFORMANCE OF THESE SIX NATIONAL FUNDS. A 33-YEAR VETERAN OF NUVEEN, TOM HAS MANAGED NXZ SINCE ITS INCEPTION IN 2001 AND NPP, NMA, NMO AND NAD SINCE 2003. WITH 20 YEARS OF INDUSTRY EXPERIENCE, INCLUDING TWELVE YEARS AT NUVEEN, PAUL ASSUMED PORTFOLIO MANAGEMENT RESPONSIBILITY FOR NZF IN 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2010?

Municipal market conditions began to show general signs of improvement throughout most of the period. This trend was bolstered by the reduced issuance of tax-exempt municipal debt in the marketplace, due in part to the introduction of the Build America Bond program in April 2009. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. These bonds currently offer municipal issuers a federal subsidy equal to 35% of the bonds' interest payments and therefore provide issuers with an attractive alternative to traditional tax-exempt debt. For the six-month period ended April 30, 2010, taxable Build America Bond issuance totaled $48.9 billion, accounting for almost 24% of new bonds in the municipal marketplace nationwide.

Despite the constrained issuance of tax-exempt municipal bonds, we continued to find attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform relatively well over the long term. Areas of the market where we found value during this period included essential services bonds such as general obligation
(GO) and other tax-supported credits, health care, education, transportation (specifically tollroads and airports) and water and sewer.

Some of the areas of investment opportunity that we discovered during this period were created by the parameters of the Build America Bond program. For example, tax-exempt supply was usually more plentiful in the health care and higher education sectors because, as 501(c)(3) (nonprofit) organizations, hospitals and private universities generally do not qualify for the Build America Bond program and must continue to issue bonds in the tax-exempt municipal market. In addition, health care entities were active

CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGERS AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS, AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUNDS DISCLAIM ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

2 Nuveen Investments
issuers during this period, as they sought to replace variable rate issuance with fixed rates. Refunding issues also are not covered by the Build America Bond program, and this resulted in attractive opportunities in sectors such as airports and tollroads. The impact of the Build America Bond program was also evident in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Approximately 70% of Build America Bonds were issued with maturities of 30 years or more. Even though this significantly reduced the availability of tax-exempt credits with longer maturities, we continued to find good opportunities to purchase attractive longer-term bonds for these Funds. These bonds helped us to extend the durations of Funds such as NXZ and NZF that were slightly short of our target duration range and also rewarded investors as the yield curve remained steep. In Funds with longer durations, we tended to focus more on intermediate maturity bonds with higher coupons.

Cash for new purchases during this period was generated primarily by the proceeds from bond calls and redemptions. NZF also trimmed holdings of pre-refunded bonds through selling and redemptions. In general, selling was very limited during this period because the bonds in our portfolios offered higher yields than those available in the current marketplace.

As of April 30, 2010, all six of these Funds continued to use inverse floating rate securities.(1) We employ inverse floaters for a variety of reasons, including leverage, duration management and both income and total return enhancement.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON COMMON SHARE NET ASSET VALUE*
FOR PERIODS ENDED 4/30/10

                                                            6-MONTH   1-YEAR   5-YEAR   10-YEAR
-----------------------------------------------------------------------------------------------
NPP                                                           6.04%   16.83%    4.38%     6.81%
NMA                                                           6.29%   19.14%    4.02%     6.83%
NMO                                                           6.31%   17.64%    3.73%     6.09%
NAD                                                           6.31%   20.93%    4.31%     7.45%
NXZ                                                           6.06%   18.32%    4.82%      N/A
NZF                                                           5.87%   18.23%    4.72%      N/A

Standard & Poor's (S&P) National Municipal Bond Index(2)      3.85%   10.04%    4.35%     5.73%

Lipper General Leveraged Municipal Debt Funds Average(3)      6.90%   22.67%    3.84%     6.38%
-----------------------------------------------------------------------------------------------

For the six months ended April 30, 2010, the cumulative returns on common share net asset value (NAV) for all six of these Funds exceeded the return for the Standard & Poor's (S&P) National Municipal Bond Index. For the same period, the Funds lagged the average return for the Lipper General Leveraged Municipal Debt Funds Average.

* Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

      Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

      For additional information, see the individual Performance Overview for your Fund in this report.

(1) An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

(2) The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

(3) The Lipper General Leveraged Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 54 funds; 1-year, 54 funds; 5-year, 52 funds; and 10-year, 38 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

                                                            Nuveen Investments 3

Key management factors that influenced the Funds' returns during this period included yield curve and duration positioning, credit exposure and sector allocation. In addition, the use of leverage was an important positive factor affecting the Funds' performances over this period. The impact of leverage is discussed in more detail on page five.

During this period, bonds with longer maturities generally outperformed credits with shorter maturities, with bonds at the longest end of the yield curve posting the strongest returns. The outperformance of longer bonds was due in part to the decline in interest rates, particularly at the longer end of the curve. The scarcity of tax-exempt bonds with longer maturities also drove up the prices of these bonds. Overall, duration and yield curve positioning were positive for the performances of all six of these Funds during this period.

Credit exposure also played a role in performance of these funds. The demand for municipal bonds increased during the period driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk. At the same time, the supply of issuance of new tax-exempt municipal securities declined. As investors bid up municipal bond prices, bonds rated BBB or below generally outperformed those rated AAA. In this environment, the Funds' performances benefited from their allocations to lower quality credits. This was especially true in NMA, which had the heaviest weightings of bonds rated BBB or lower and non-rated bonds among these six Funds.

Holdings that generally contributed positively to the Fund's performance during this period included industrial development revenue, health care and housing bonds. Revenue bonds as a whole performed well, with transportation, leasing and special tax among the sectors outperforming the general municipal market for this period. Zero coupon bonds also were among the strongest performers, as were lower-rated tobacco bonds backed by the 1998 master tobacco settlement agreement.

Pre-refunded bonds, which are often backed by U.S. Treasury securities, performed relatively poorly during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of April 30, 2010, NXZ and NZF had the largest exposures to pre-refunded bonds, while NAD had the smallest allocation. On the whole, general obligation (GO) bonds lagged the overall municipal market by a small margin, while water and sewer, education, electric utilities, and resource recovery bonds trailed the other revenue sectors for the six months.

4 Nuveen Investments

IMPACT OF THE FUNDS' CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of most of these Funds relative to the comparative index was the Funds' use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when bond prices generally are rising.

Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS' LEVERAGED CAPITAL STRUCTURE

Shortly after their inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have "failed to clear," and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund's cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund's common share earnings likely have been incrementally lower at times than they otherwise might have been.

                                                            Nuveen Investments 5

As noted in past shareholder reports, the Nuveen funds' Board of Directors/Trustees authorized several methods to refinance a portion of the Nuveen funds' outstanding ARPS. Some funds have utilized tender option bonds
(TOBs), also known as floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund's portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred Shares (VRDP), but these issuances have been limited since it has been difficult to find liquidity providers on economically viable terms given the constrained credit environment. Some funds have issued MuniFund Term Preferred Shares (MTP), a fixed rate form of preferred stock with a mandatory redemption period of five years.

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the Funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

On April 9, 2010, twenty-six Nuveen leveraged closed-end funds, including NAD, NXZ and NZF, received a demand letter from a law firm on behalf of each fund's common shareholders, alleging that Nuveen and the fund's officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the fund's ARPS. The funds' independent Board is evaluating the demand letter for each fund.

As of April 30, 2010, the amounts of ARPS redeemed at par by the following Funds are as shown in the accompanying table.

                                                 AUCTION RATE      % OF ORIGINAL
                                             PREFERRED SHARES       AUCTION RATE
FUND                                                 REDEEMED   PREFERRED SHARES
--------------------------------------------------------------------------------
NPP                                             $  59,100,000              12.3%
NMA                                             $ 358,000,000             100.0%
NMO                                             $ 380,000,000             100.0%
NAD                                             $ 174,925,000              59.3%
NXZ                                             $ 222,000,000             100.0%
NZF                                             $  75,050,000              24.1%
--------------------------------------------------------------------------------

As of April 30, 2010, NAD had issued and outstanding $144.3 million of MTP, and NMA, NMO and NXZ had issued and outstanding $296.8, $350.9 and $196.0 million of VRDP, respectively. (Refer to Notes to Financial Statements, Footnote 1 - General Information and Significant Accounting Policies and Footnote 4 - Fund Shares for further details on MTP and VRDP.)

During this six-month reporting period, NZF filed with the Securities and Exchange Commission (SEC) a registration statement seeking to register MTP. This registration statement, declared effective by the SEC, enables the Fund to issue to the public shares of MTP to refinance all or a portion of its outstanding ARPS. The issuance of MTP by the Fund is subject to market conditions. There is no assurance that these MTP shares will be issued.

6 Nuveen Investments

As of April 30, 2010, 83 out of the 84 Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen's municipal closed-end funds' ARPS redemptions to approximately $4.4 billion of the approximately $11.0 billion originally outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

                                                            Nuveen Investments 7

Common Share Dividend and Share Price Information

During the six-month reporting period ended April 30, 2010, all six of the Funds in this report each had one monthly dividend increase.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2009 as follows:

                                                        SHORT-TERM CAPITAL GAINS
                              LONG-TERM CAPITAL GAINS     AND/OR ORDINARY INCOME
FUND                                      (PER SHARE)                (PER SHARE)
--------------------------------------------------------------------------------
NPP                                           $0.0136                    $0.0004
NMA                                           $0.0654                    $0.0014
NXZ                                                 -                    $0.0139
NZF                                           $0.0449                    $0.0196
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2010, all six Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding common shares.

8 Nuveen Investments

As of April 30, 2010, the Funds' common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

                                                     4/30/10   SIX-MONTH AVERAGE
FUND                                (+) PREMIUM/(-) DISCOUNT        (-) DISCOUNT
--------------------------------------------------------------------------------
NPP                                                   -4.29%              -4.51%
NMA                                                   -0.56%              -0.07%
NMO                                                    0.00%              -0.37%
NAD                                                   -1.47%              -3.43%
NXZ                                                   -1.82%              -2.01%
NZF                                                   -2.62%              -3.71%
--------------------------------------------------------------------------------

                                                            Nuveen Investments 9

NPP Performance OVERVIEW | Nuveen Performance Plus Municipal Fund, Inc.
                         | as of April 30, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $  14.28
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  14.92
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -4.29%
--------------------------------------------------------------------------------
Market Yield                                                               6.39%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.88%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $893,854
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          15.76
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.91
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/22/89)
--------------------------------------------------------------------------------
                                            ON SHARE PRICE               ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                 9.49%                 6.04%
--------------------------------------------------------------------------------
1-Year                                              22.58%                16.83%
--------------------------------------------------------------------------------
5-Year                                               6.04%                 4.38%
--------------------------------------------------------------------------------
10-Year                                              8.38%                 6.81%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   16.8%
--------------------------------------------------------------------------------
California                                                                 10.7%
--------------------------------------------------------------------------------
Colorado                                                                    5.5%
--------------------------------------------------------------------------------
Florida                                                                     5.4%
--------------------------------------------------------------------------------
New Jersey                                                                  5.0%
--------------------------------------------------------------------------------
Texas                                                                       4.6%
--------------------------------------------------------------------------------
Massachusetts                                                               4.1%
--------------------------------------------------------------------------------
Ohio                                                                        3.9%
--------------------------------------------------------------------------------
Indiana                                                                     3.7%
--------------------------------------------------------------------------------
Nevada                                                                      3.6%
--------------------------------------------------------------------------------
Washington                                                                  3.3%
--------------------------------------------------------------------------------
New York                                                                    3.1%
--------------------------------------------------------------------------------
Michigan                                                                    3.0%
--------------------------------------------------------------------------------
Louisiana                                                                   2.2%
--------------------------------------------------------------------------------
Utah                                                                        2.1%
--------------------------------------------------------------------------------
Minnesota                                                                   1.9%
--------------------------------------------------------------------------------
South Carolina                                                              1.8%
--------------------------------------------------------------------------------
Iowa                                                                        1.6%
--------------------------------------------------------------------------------
Wisconsin                                                                   1.5%
--------------------------------------------------------------------------------
Pennsylvania                                                                1.5%
--------------------------------------------------------------------------------
Other                                                                      14.7%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            19.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.9%
--------------------------------------------------------------------------------
Transportation                                                             15.0%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     12.8%
--------------------------------------------------------------------------------
Health Care                                                                11.4%
--------------------------------------------------------------------------------
Utilities                                                                   8.6%
--------------------------------------------------------------------------------
Consumer Staples                                                            6.5%
--------------------------------------------------------------------------------
Other                                                                       9.6%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(3)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          42%
AA                                                                           18%
A                                                                            25%
BBB                                                                          12%
BB or Lower                                                                   1%
N/R                                                                           2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                   [BAR CHART]

May                                                                 $     0.0680
Jun                                                                       0.0680
Jul                                                                       0.0680
Aug                                                                       0.0680
Sep                                                                       0.0720
Oct                                                                       0.0720
Nov                                                                       0.0720
Dec                                                                       0.0136
Dec                                                                       0.0004
Dec                                                                       0.0760
Jan                                                                       0.0760
Feb                                                                       0.0760
Mar                                                                       0.0760
Apr                                                                       0.0760

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

5/01/09                                                             $      12.52
                                                                           12.88
                                                                           12.84
                                                                           12.84
                                                                           12.82
                                                                           12.78
                                                                           12.35
                                                                           12.32
                                                                           12.70
                                                                           12.80
                                                                           12.95
                                                                           12.99
                                                                           13.06
                                                                           13.07
                                                                           13.22
                                                                           13.12
                                                                           13.28
                                                                           13.38
                                                                           13.67
                                                                           13.90
                                                                           14.02
                                                                           14.14
                                                                           14.30
                                                                           14.02
                                                                           13.48
                                                                           13.70
                                                                           13.48
                                                                           13.68
                                                                           13.58
                                                                           13.63
                                                                           13.63
                                                                           13.93
                                                                           13.95
                                                                           13.76
                                                                           13.92
                                                                           14.06
                                                                           14.05
                                                                           14.05
                                                                           14.09
                                                                           14.12
                                                                           14.23
                                                                           14.26
                                                                           14.02
                                                                           14.19
                                                                           14.26
                                                                           14.23
                                                                           14.35
                                                                           14.33
                                                                           14.25
                                                                           14.25
                                                                           14.22
                                                                           14.29
4/30/10                                                                    14.28

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders a capital gain and net ordinary income distribution in December 2009 of $0.014 per share.

(3) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

10 Nuveen Investments

NMA Performance OVERVIEW | Nuveen Municipal Advantage Fund, Inc.
                         | as of April 30, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(3)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          26%
AA                                                                           29%
A                                                                            22%
BBB                                                                          18%
BB or Lower                                                                   4%
N/R                                                                           1%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                   [BAR CHART]

May                                                                   $   0.0715
Jun                                                                       0.0715
Jul                                                                       0.0715
Aug                                                                       0.0715
Sep                                                                       0.0760
Oct                                                                       0.0760
Nov                                                                       0.0760
Dec                                                                       0.0654
Dec                                                                       0.0014
Dec                                                                       0.0810
Jan                                                                       0.0810
Feb                                                                       0.0810
Mar                                                                       0.0810
Apr                                                                       0.0810

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

 5/01/09                                                              $    12.32
                                                                           12.62
                                                                           12.80
                                                                           12.91
                                                                           12.79
                                                                           12.95
                                                                           12.69
                                                                           12.80
                                                                           12.64
                                                                           12.79
                                                                           13.00
                                                                           13.18
                                                                           13.21
                                                                           13.38
                                                                           12.89
                                                                           12.83
                                                                           13.17
                                                                           13.24
                                                                           13.67
                                                                           13.81
                                                                           14.23
                                                                           14.24
                                                                           14.37
                                                                           14.30
                                                                           13.53
                                                                           13.80
                                                                           13.41
                                                                           13.59
                                                                           13.29
                                                                           13.38
                                                                           13.84
                                                                           14.10
                                                                           14.04
                                                                           13.96
                                                                           13.98
                                                                           14.25
                                                                           14.25
                                                                           14.29
                                                                           14.35
                                                                           14.26
                                                                           14.35
                                                                           14.26
                                                                           14.20
                                                                           14.23
                                                                           14.37
                                                                           14.33
                                                                           14.29
                                                                           14.37
                                                                           14.54
                                                                           14.38
                                                                           14.34
                                                                           14.48
4/30/10                                                                    14.32

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders a capital gain and net ordinary income distribution in December 2009 of $0.0668 per share.

(3) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $  14.32
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  14.40
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -0.56%
--------------------------------------------------------------------------------
Market Yield                                                               6.79%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.43%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $624,075
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          18.33
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                10.71
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/89)
--------------------------------------------------------------------------------
                                            ON SHARE PRICE               ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                10.99%                 6.29%
--------------------------------------------------------------------------------
1-Year                                              25.65%                19.14%
--------------------------------------------------------------------------------
5-Year                                               5.13%                 4.02%
--------------------------------------------------------------------------------
10-Year                                              8.50%                 6.83%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 12.3%
--------------------------------------------------------------------------------
Illinois                                                                   10.9%
--------------------------------------------------------------------------------
Texas                                                                       9.2%
--------------------------------------------------------------------------------
Louisiana                                                                   8.9%
--------------------------------------------------------------------------------
Washington                                                                  6.1%
--------------------------------------------------------------------------------
Colorado                                                                    5.4%
--------------------------------------------------------------------------------
Puerto Rico                                                                 4.3%
--------------------------------------------------------------------------------
Ohio                                                                        4.2%
--------------------------------------------------------------------------------
Nevada                                                                      4.1%
--------------------------------------------------------------------------------
Florida                                                                     2.9%
--------------------------------------------------------------------------------
Tennessee                                                                   2.6%
--------------------------------------------------------------------------------
New York                                                                    2.5%
--------------------------------------------------------------------------------
New Jersey                                                                  2.3%
--------------------------------------------------------------------------------
Indiana                                                                     2.2%
--------------------------------------------------------------------------------
South Carolina                                                              2.1%
--------------------------------------------------------------------------------
North Carolina                                                              1.9%
--------------------------------------------------------------------------------
Massachusetts                                                               1.6%
--------------------------------------------------------------------------------
Wisconsin                                                                   1.6%
--------------------------------------------------------------------------------
Oklahoma                                                                    1.6%
--------------------------------------------------------------------------------
Other                                                                      13.3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Health Care                                                                19.0%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            16.2%
--------------------------------------------------------------------------------
Utilities                                                                  16.1%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     13.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      9.9%
--------------------------------------------------------------------------------
Transportation                                                              9.9%
--------------------------------------------------------------------------------
Consumer Staples                                                            6.1%
--------------------------------------------------------------------------------
Other                                                                       9.5%
--------------------------------------------------------------------------------

                                                           Nuveen Investments 11

NMO Performance OVERVIEW | Nuveen Municipal Market Opportunity Fund, Inc.
                         | as of April 30, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $  13.96
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  13.96
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  0.00%
--------------------------------------------------------------------------------
Market Yield                                                               6.88%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.56%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $636,756
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          16.74
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                11.15
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/21/90)
--------------------------------------------------------------------------------
                                            ON SHARE PRICE                ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                 8.49%                 6.31%
--------------------------------------------------------------------------------
1-Year                                              27.46%                17.64%
--------------------------------------------------------------------------------
5-Year                                               6.19%                 3.73%
--------------------------------------------------------------------------------
10-Year                                              7.69%                 6.09%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 10.5%
--------------------------------------------------------------------------------
Washington                                                                  9.5%
--------------------------------------------------------------------------------
Illinois                                                                    6.8%
--------------------------------------------------------------------------------
Texas                                                                       5.8%
--------------------------------------------------------------------------------
Minnesota                                                                   5.0%
--------------------------------------------------------------------------------
Ohio                                                                        4.6%
--------------------------------------------------------------------------------
Colorado                                                                    4.5%
--------------------------------------------------------------------------------
Puerto Rico                                                                 4.3%
--------------------------------------------------------------------------------
New Jersey                                                                  4.3%
--------------------------------------------------------------------------------
Nevada                                                                      4.0%
--------------------------------------------------------------------------------
South Carolina                                                              3.8%
--------------------------------------------------------------------------------
North Carolina                                                              3.7%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.8%
--------------------------------------------------------------------------------
North Dakota                                                                2.8%
--------------------------------------------------------------------------------
Massachusetts                                                               2.7%
--------------------------------------------------------------------------------
New York                                                                    2.7%
--------------------------------------------------------------------------------
Georgia                                                                     2.6%
--------------------------------------------------------------------------------
Louisiana                                                                   2.0%
--------------------------------------------------------------------------------
Indiana                                                                     1.7%
--------------------------------------------------------------------------------
Michigan                                                                    1.6%
--------------------------------------------------------------------------------
Other                                                                      14.3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            20.8%
--------------------------------------------------------------------------------
Transportation                                                             16.8%
--------------------------------------------------------------------------------
Health Care                                                                13.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.1%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     10.0%
--------------------------------------------------------------------------------
Utilities                                                                   8.1%
--------------------------------------------------------------------------------
Consumer Staples                                                            7.0%
--------------------------------------------------------------------------------
Other                                                                      10.9%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(2)

                                  [PIE CHART]

AAA/U.S. Guaranteed                                                          39%
AA                                                                           22%
A                                                                            25%
BBB                                                                          10%
BB or Lower                                                                   3%
N/R                                                                           1%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

May                                                                    $ 0.06900
Jun                                                                      0.06900
Jul                                                                      0.06900
Aug                                                                      0.06900
Sep                                                                      0.07400
Oct                                                                      0.07400
Nov                                                                      0.07400
Dec                                                                      0.08000
Jan                                                                      0.08000
Feb                                                                      0.08000
Mar                                                                      0.08000
Apr                                                                      0.08000

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

5/01/09                                                                $   11.79
                                                                           11.97
                                                                           12.10
                                                                           12.26
                                                                           12.22
                                                                           12.10
                                                                           11.84
                                                                           11.84
                                                                           11.89
                                                                           11.90
                                                                           11.99
                                                                           12.11
                                                                           12.37
                                                                           12.56
                                                                           12.79
                                                                           12.84
                                                                           12.82
                                                                           12.84
                                                                           13.25
                                                                           13.30
                                                                           13.40
                                                                           13.32
                                                                           13.54
                                                                           13.63
                                                                           12.92
                                                                           13.38
                                                                           13.32
                                                                           13.30
                                                                           12.97
                                                                           12.85
                                                                           13.12
                                                                           13.51
                                                                           13.41
                                                                           13.29
                                                                           13.44
                                                                           13.35
                                                                           13.42
                                                                           13.63
                                                                           13.66
                                                                           13.73
                                                                           13.98
                                                                           14.01
                                                                           13.79
                                                                           13.96
                                                                           13.98
                                                                           14.07
                                                                           14.08
                                                                           14.19
                                                                           14.08
                                                                           14.05
                                                                           13.90
                                                                           14.12
4/30/10                                                                    13.96

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

12 Nuveen Investments

NAD Performance OVERVIEW | Nuveen Dividend Advantage Municipal Fund
                         | as of April 30, 2010

CREDIT QUALITY (AS A % OF TOTAL MUNICIPAL BONDS)(2)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          26%
AA                                                                           32%
A                                                                            24%
BBB                                                                          11%
BB or Lower                                                                   5%
N/R                                                                           2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                   [BAR CHART]

May                                                                    $ 0.07150
Jun                                                                      0.07150
Jul                                                                      0.07150
Aug                                                                      0.07150
Sep                                                                      0.07400
Oct                                                                      0.07400
Nov                                                                      0.07400
Dec                                                                      0.07600
Jan                                                                      0.07600
Feb                                                                      0.07600
Mar                                                                      0.07600
Apr                                                                      0.07600

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

5/01/09                                                                $   11.80
                                                                           12.11
                                                                           12.20
                                                                           12.50
                                                                           12.50
                                                                           12.44
                                                                           12.13
                                                                           12.28
                                                                           12.24
                                                                           12.32
                                                                           12.50
                                                                           12.58
                                                                           12.67
                                                                           12.64
                                                                           12.73
                                                                           12.54
                                                                           12.75
                                                                           12.84
                                                                           13.41
                                                                           13.63
                                                                           13.96
                                                                           13.89
                                                                           13.94
                                                                           13.65
                                                                           13.04
                                                                           13.19
                                                                           12.89
                                                                           13.15
                                                                           12.82
                                                                           13.04
                                                                           13.13
                                                                           13.19
                                                                           13.29
                                                                           13.23
                                                                           13.39
                                                                           13.50
                                                                           13.45
                                                                           13.48
                                                                           13.62
                                                                           13.77
                                                                           13.77
                                                                           13.58
                                                                           13.40
                                                                           13.70
                                                                           13.86
                                                                           13.84
                                                                           13.94
                                                                           13.94
                                                                           14.04
                                                                           14.01
                                                                           13.95
                                                                           14.07
                                                                           14.09
4/30/10

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $  14.09
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  14.30
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.47%
--------------------------------------------------------------------------------
Market Yield                                                               6.47%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.99%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $561,828
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          17.28
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                10.87
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
--------------------------------------------------------------------------------
                                            ON SHARE PRICE                ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                12.97%                 6.31%
--------------------------------------------------------------------------------
1-Year                                              28.39%                20.93%
--------------------------------------------------------------------------------
5-Year                                               5.65%                 4.31%
--------------------------------------------------------------------------------
10-Year                                              7.96%                 7.45%
--------------------------------------------------------------------------------

STATES
(as a % of total municipal bonds)
--------------------------------------------------------------------------------
Illinois                                                                   20.7%
--------------------------------------------------------------------------------
Washington                                                                  7.4%
--------------------------------------------------------------------------------
Florida                                                                     7.1%
--------------------------------------------------------------------------------
New York                                                                    5.3%
--------------------------------------------------------------------------------
Louisiana                                                                   4.7%
--------------------------------------------------------------------------------
New Jersey                                                                  4.5%
--------------------------------------------------------------------------------
Texas                                                                       4.5%
--------------------------------------------------------------------------------
Pennsylvania                                                                4.5%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.4%
--------------------------------------------------------------------------------
California                                                                  4.4%
--------------------------------------------------------------------------------
Colorado                                                                    3.8%
--------------------------------------------------------------------------------
Nevada                                                                      3.5%
--------------------------------------------------------------------------------
Indiana                                                                     3.4%
--------------------------------------------------------------------------------
Puerto Rico                                                                 3.3%
--------------------------------------------------------------------------------
Michigan                                                                    2.7%
--------------------------------------------------------------------------------
Ohio                                                                        2.1%
--------------------------------------------------------------------------------
Other                                                                      13.7%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Health Care                                                                20.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     18.7%
--------------------------------------------------------------------------------
Transportation                                                             15.8%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     15.1%
--------------------------------------------------------------------------------
Consumer Staples                                                            6.1%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             5.7%
--------------------------------------------------------------------------------
Utilities                                                                   5.0%
--------------------------------------------------------------------------------
Investment Companies                                                        0.1%
--------------------------------------------------------------------------------
Other                                                                      13.0%
--------------------------------------------------------------------------------

                                                           Nuveen Investments 13

NXZ Performance OVERVIEW | Nuveen Dividend Advantage Municipal Fund 2
                         | as of April 30, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $  14.55
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  14.82
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.82%
--------------------------------------------------------------------------------
Market Yield                                                               6.60%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.17%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $436,377
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          15.81
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.33
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
--------------------------------------------------------------------------------
                                            ON SHARE PRICE                ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                 6.46%                 6.06%
--------------------------------------------------------------------------------
1-Year                                              21.48%                18.32%
--------------------------------------------------------------------------------
5-Year                                               5.36%                 4.82%
--------------------------------------------------------------------------------
Since Inception                                      6.21%                 6.87%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      18.0%
--------------------------------------------------------------------------------
Illinois                                                                    9.1%
--------------------------------------------------------------------------------
California                                                                  8.4%
--------------------------------------------------------------------------------
Michigan                                                                    7.6%
--------------------------------------------------------------------------------
Colorado                                                                    6.7%
--------------------------------------------------------------------------------
New York                                                                    6.5%
--------------------------------------------------------------------------------
New Mexico                                                                  3.8%
--------------------------------------------------------------------------------
Louisiana                                                                   3.4%
--------------------------------------------------------------------------------
Minnesota                                                                   3.1%
--------------------------------------------------------------------------------
Alabama                                                                     3.1%
--------------------------------------------------------------------------------
Florida                                                                     2.9%
--------------------------------------------------------------------------------
Washington                                                                  2.8%
--------------------------------------------------------------------------------
Kansas                                                                      2.7%
--------------------------------------------------------------------------------
Massachusetts                                                               2.5%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.2%
--------------------------------------------------------------------------------
Indiana                                                                     2.2%
--------------------------------------------------------------------------------
Oregon                                                                      2.1%
--------------------------------------------------------------------------------
Other                                                                      12.9%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            31.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     19.2%
--------------------------------------------------------------------------------
Health Care                                                                13.4%
--------------------------------------------------------------------------------
Transportation                                                             13.2%
--------------------------------------------------------------------------------
Consumer Staples                                                            6.8%
--------------------------------------------------------------------------------
Utilities                                                                   4.5%
--------------------------------------------------------------------------------
Other                                                                      11.7%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(3)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                          46%
AA                                                                           10%
A                                                                            24%
BBB                                                                          10%
BB or Lower                                                                   8%
N/R                                                                           2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                   [BAR CHART]

May                                                                    $  0.0730
Jun                                                                       0.0730
Jul                                                                       0.0730
Aug                                                                       0.0730
Sep                                                                       0.0780
Oct                                                                       0.0780
Nov                                                                       0.0780
Dec                                                                       0.0139
Dec                                                                       0.0800
Jan                                                                       0.0800
Feb                                                                       0.0800
Mar                                                                       0.0800
Apr                                                                       0.0800

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

5/01/09                                                                $   12.76
                                                                           12.96
                                                                           13.08
                                                                           12.91
                                                                           12.98
                                                                           13.15
                                                                           12.85
                                                                           12.66
                                                                           12.67
                                                                           12.76
                                                                           12.75
                                                                           12.86
                                                                           12.96
                                                                           13.13
                                                                           13.13
                                                                           12.89
                                                                           13.24
                                                                           13.43
                                                                           13.79
                                                                           14.09
                                                                           14.25
                                                                           14.19
                                                                           14.37
                                                                           14.30
                                                                           13.75
                                                                           14.45
                                                                           14.14
                                                                           14.20
                                                                           13.70
                                                                           13.67
                                                                           13.76
                                                                           14.00
                                                                           13.91
                                                                           13.90
                                                                           13.78
                                                                           14.38
                                                                           14.43
                                                                           14.41
                                                                           14.50
                                                                           14.53
                                                                           14.62
                                                                           14.66
                                                                           14.30
                                                                           14.21
                                                                           14.44
                                                                           14.30
                                                                           14.47
                                                                           14.50
                                                                           14.50
                                                                           14.67
                                                                           14.50
                                                                           14.55
4/30/10                                                                    14.55

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders a net ordinary income distribution in December 2009 of $0.0139 per share.

(3) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

14 Nuveen Investments

NZF Performance OVERVIEW | Nuveen Dividend Advantage Municipal Fund 3
                         | as of April 30, 2010

CREDIT QUALITY (AS A % OF TOTAL MUNICIPAL BONDS)(3)

                                  [PIE CHART]

AAA/U.S. Guaranteed                                                          40%
AA                                                                           21%
A                                                                            20%
BBB                                                                           8%
BB or Lower                                                                   2%
N/R                                                                           9%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                   [BAR CHART]

May                                                                    $  0.0735
Jun                                                                       0.0735
Jul                                                                       0.0735
Aug                                                                       0.0735
Sep                                                                       0.0745
Oct                                                                       0.0745
Nov                                                                       0.0745
Dec                                                                       0.0449
Dec                                                                       0.0196
Dec                                                                       0.0780
Jan                                                                       0.0780
Feb                                                                       0.0780
Mar                                                                       0.0780
Apr                                                                       0.0780

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

5/01/09                                                                $   12.25
                                                                           12.46
                                                                           12.50
                                                                           12.70
                                                                           12.61
                                                                           12.66
                                                                           12.29
                                                                           12.42
                                                                           12.52
                                                                           12.51
                                                                           12.60
                                                                           12.67
                                                                           12.80
                                                                           13.04
                                                                           12.99
                                                                           12.99
                                                                           13.16
                                                                           13.44
                                                                           13.59
                                                                           13.83
                                                                           13.86
                                                                           13.78
                                                                           13.97
                                                                           13.74
                                                                           13.26
                                                                           13.54
                                                                           13.38
                                                                           13.51
                                                                           13.09
                                                                           13.17
                                                                           13.33
                                                                           13.48
                                                                           13.39
                                                                           13.33
                                                                           13.40
                                                                           13.45
                                                                           13.67
                                                                           13.63
                                                                           13.70
                                                                           13.96
                                                                           14.14
                                                                           14.16
                                                                           13.99
                                                                           14.02
                                                                           14.07
                                                                           13.91
                                                                           14.04
                                                                           14.01
                                                                           14.07
                                                                           14.15
                                                                           14.02
                                                                           14.20
4/30/10                                                                    14.10

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders a capital gain and net ordinary income distribution in December 2009 of $0.0645 per share.

(3) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                     $  14.10
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  14.48
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -2.62%
--------------------------------------------------------------------------------
Market Yield                                                               6.64%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.22%
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares ($000)                          $584,560
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          14.79
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.97
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
--------------------------------------------------------------------------------
                                            ON SHARE PRICE                ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                 9.47%                 5.87%
--------------------------------------------------------------------------------
1-Year                                              24.87%                18.23%
--------------------------------------------------------------------------------
5-Year                                               6.17%                 4.72%
--------------------------------------------------------------------------------
Since Inception                                      5.81%                 6.40%
--------------------------------------------------------------------------------

STATES
(as a % of total municipal bonds)
--------------------------------------------------------------------------------
Texas                                                                      14.1%
--------------------------------------------------------------------------------
Washington                                                                 10.5%
--------------------------------------------------------------------------------
Illinois                                                                    9.7%
--------------------------------------------------------------------------------
California                                                                  8.7%
--------------------------------------------------------------------------------
Michigan                                                                    6.3%
--------------------------------------------------------------------------------
Colorado                                                                    4.3%
--------------------------------------------------------------------------------
Iowa                                                                        4.0%
--------------------------------------------------------------------------------
Indiana                                                                     3.9%
--------------------------------------------------------------------------------
New Jersey                                                                  3.0%
--------------------------------------------------------------------------------
New York                                                                    3.0%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.9%
--------------------------------------------------------------------------------
Louisiana                                                                   2.9%
--------------------------------------------------------------------------------
Kentucky                                                                    2.3%
--------------------------------------------------------------------------------
Missouri                                                                    2.0%
--------------------------------------------------------------------------------
Massachusetts                                                               1.9%
--------------------------------------------------------------------------------
Nevada                                                                      1.8%
--------------------------------------------------------------------------------
Maryland                                                                    1.7%
--------------------------------------------------------------------------------
Oregon                                                                      1.7%
--------------------------------------------------------------------------------
Georgia                                                                     1.5%
--------------------------------------------------------------------------------
Other                                                                      13.8%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            23.4%
--------------------------------------------------------------------------------
Transportation                                                             17.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.6%
--------------------------------------------------------------------------------
Health Care                                                                15.3%
--------------------------------------------------------------------------------
Utilities                                                                   5.3%
--------------------------------------------------------------------------------
Water and Sewer                                                             4.5%
--------------------------------------------------------------------------------
Consumer Staples                                                            4.0%
--------------------------------------------------------------------------------
Investment Companies                                                        0.4%
--------------------------------------------------------------------------------
Other                                                                      13.0%
--------------------------------------------------------------------------------

                                                           Nuveen Investments 15

NPP | Nuveen Performance Plus Municipal Fund, Inc.
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.1% (0.1% OF TOTAL INVESTMENTS)

                Jefferson County, Alabama, Sewer Revenue Refunding Warrants,
                Series 1997A:
$       1,435      5.625%, 2/01/22 - FGIC Insured                                  7/10 at 100.00         Caa3     $        524,980
        1,505      5.375%, 2/01/27 - FGIC Insured                                  7/10 at 100.00         Caa3              546,149
------------------------------------------------------------------------------------------------------------------------------------
        2,940   Total Alabama                                                                                             1,071,129
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        2,465   Northern Tobacco Securitization Corporation, Alaska, Tobacco       6/14 at 100.00         Baa3            1,657,047
                   Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,         7/12 at 100.00          AAA            1,096,300
                   Series 2002B, 5.250%, 7/01/22 (Pre-refunded 7/01/12)

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        5,365      5.750%, 7/01/15 - FGIC Insured (Alternative Minimum Tax)        7/12 at 100.00          AA-            5,647,628
        5,055      5.750%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)        7/12 at 100.00          AA-            5,273,679
------------------------------------------------------------------------------------------------------------------------------------
       11,420   Total Arizona                                                                                            12,017,607
------------------------------------------------------------------------------------------------------------------------------------

                ARKANSAS - 0.5% (0.4% OF TOTAL INVESTMENTS)

        5,080   Independence County, Arkansas, Hydroelectric Power Revenue         5/13 at 100.00          N/R            3,783,736
                   Bonds, Series 2003, 5.350%, 5/01/28 - ACA Insured

        1,000   Washington County, Arkansas, Hospital Revenue Bonds, Washington    2/15 at 100.00         Baa1              958,820
                   Regional Medical Center, Series 2005A, 5.000%, 2/01/35
------------------------------------------------------------------------------------------------------------------------------------
        6,080   Total Arkansas                                                                                            4,742,556
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 15.8% (10.7% OF TOTAL INVESTMENTS)

        3,500   Alameda Corridor Transportation Authority, California,            10/17 at 100.00           A-            2,809,905
                   Subordinate Lien Revenue Bonds, Series 2004A, 0.000%,
                   10/01/25 - AMBAC Insured

       11,000   Anaheim Public Finance Authority, California, Subordinate Lease      No Opt. Call          AAA            6,587,130
                   Revenue Bonds, Public Improvement Project, Series 1997C,
                   0.000%, 9/01/20 - AGM Insured

                California Department of Water Resources, Power Supply Revenue
                Bonds, Series 2002A:
        4,000      6.000%, 5/01/15 (Pre-refunded 5/01/12)                          5/12 at 101.00          Aaa            4,459,040
        3,175      5.375%, 5/01/22 (Pre-refunded 5/01/12)                          5/12 at 101.00          Aaa            3,499,993

        3,365   California Health Facilities Financing Authority, Health           3/13 at 100.00            A            3,271,049
                   Facility Revenue Bonds, Adventist Health System/West, Series
                   2003A, 5.000%, 3/01/33

                California Health Facilities Financing Authority, Revenue Bonds,
                Kaiser Permanante System, Series 2006:
        5,000      5.000%, 4/01/37                                                 4/16 at 100.00           A+            4,799,800
        7,000      5.250%, 4/01/39                                                 4/16 at 100.00           A+            6,968,710

        2,380   California Infrastructure Economic Development Bank, Revenue      10/11 at 101.00           A-            2,319,167
                   Bonds, J. David Gladstone Institutes, Series 2001, 5.250%,
                   10/01/34

        3,500   California Pollution Control Financing Authority, Revenue Bonds,   6/17 at 100.00           A3            3,431,890
                   Pacific Gas and Electric Company, Series 2004C, 4.750%,
                   12/01/23 - FGIC Insured (Alternative Minimum Tax)

        5,000   California, General Obligation Bonds, Series 2005, 5.000%,         3/16 at 100.00           A1            5,017,250
                   3/01/31

        6,435   California, General Obligation Refunding Bonds, Series 2002,         No Opt. Call           A1            7,481,524
                   6.000%, 4/01/16 - AMBAC Insured

       16,000   California, Various Purpose General Obligation Bonds, Series       6/17 at 100.00           A1           15,881,920
                   2007, 5.000%, 6/01/37

        5,000   Coast Community College District, Orange County, California,       8/18 at 100.00          AAA            4,047,700
                   General Obligation Bonds, Series 2006C, 0.000%, 8/01/32 - AGM
                   Insured

       10,000   Golden State Tobacco Securitization Corporation, California,       6/13 at 100.00          AAA           11,675,700
                   Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                   6.750%, 6/01/39 (Pre-refunded 6/01/13)

        1,500   Golden State Tobacco Securitization Corporation, California,       6/17 at 100.00          BBB            1,047,585
                   Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                   5.125%, 6/01/47

       10,000   Golden State Tobacco Securitization Corporation, California,       6/22 at 100.00          BBB            6,529,000
                   Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
                   0.000%, 6/01/37

16 Nuveen Investments

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       5,500   Los Angeles Department of Water and Power, California,             7/12 at 100.00           AA     $      5,565,065
                   Waterworks Revenue Bonds, Series 2003A, 5.125%, 7/01/40 -
                   FGIC Insured

        3,300   M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup     No Opt. Call            A            3,664,749
                   Prepay Contracts, Series 2009B, 6.500%, 11/01/39

        1,000   Mt. Diablo Hospital District, California, Insured Hospital         6/10 at 100.00      N/R (4)            1,116,330
                   Revenue Bonds, Series 1993A, 5.125%, 12/01/23 - AMBAC Insured
                   (ETM)

       13,450   Ontario Redevelopment Financing Authority, San Bernardino            No Opt. Call            A           15,245,844
                   County, California, Revenue Refunding Bonds, Redevelopment
                   Project 1, Series 1995, 7.200%, 8/01/17 - NPFG Insured

        2,325   Palmdale Community Redevelopment Agency, California,                 No Opt. Call          AAA            3,062,746
                   Restructured Single Family Mortgage Revenue Bonds, Series
                   1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)

        1,830   San Diego Public Facilities Financing Authority, California,       8/19 at 100.00          Aa2            2,384,234
                   Water Utility Revenue Bonds, Tender Option Bond Trust 3504,
                   19.460%, 8/01/39 (IF)

        2,000   San Francisco Airports Commission, California, Revenue Refunding   5/11 at 100.00           A1            2,015,440
                   Bonds, San Francisco International Airport, Second Series
                   2001, Issue 27B, 5.125%, 5/01/26 - FGIC Insured

        3,000   San Joaquin Hills Transportation Corridor Agency, Orange County,     No Opt. Call            A              422,760
                   California, Toll Road Revenue Refunding Bonds, Series 1997A,
                   0.000%, 1/15/35 - NPFG Insured

        2,885   Tobacco Securitization Authority of Northern California, Tobacco   6/15 at 100.00          BBB            2,692,542
                   Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23

       13,780   Walnut Valley Unified School District, Los Angeles County,         8/11 at 103.00          AA-           15,277,748
                   California, General Obligation Refunding Bonds, Series 1997A,
                   7.200%, 2/01/16 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
      145,925   Total California                                                                                        141,274,821
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 8.1% (5.5% OF TOTAL INVESTMENTS)

        5,240   Adams 12 Five Star Schools, Adams County, Colorado, General       12/15 at 100.00          AAA            5,650,711
                   Obligation Bonds, Series 2005, 5.000%, 12/15/24 - AGM Insured

        3,000   Colorado Educational and Cultural Facilities Authority, Charter    8/14 at 100.00            A            2,979,390
                   School Revenue Bonds, Peak-to-Peak Charter School, Series
                   2004, 5.250%, 8/15/34 - SYNCORA GTY Insured

        7,660   Colorado Health Facilities Authority, Revenue Refunding and        7/10 at 100.00           A2            7,665,285
                   Improvement Bonds, Boulder Community Hospital, Series 1994B,
                   5.875%, 10/01/23 - NPFG Insured

        5,860   Colorado Health Facilities Authority, Revenue Refunding Bonds,     9/11 at 100.00       AA (4)            6,219,101
                   Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21
                   (Pre-refunded 9/01/11)

        4,500   Denver City and County, Colorado, Airport System Revenue          11/11 at 100.00           A+            4,753,845
                   Refunding Bonds, Series 2001A, 5.500%, 11/15/16 - FGIC
                   Insured (Alternative Minimum Tax)

       20,000   Denver Convention Center Hotel Authority, Colorado, Senior        12/13 at 100.00      N/R (4)           22,423,600
                   Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%,
                   12/01/33 (Pre-refunded 12/01/13) - SYNCORA GTY Insured

       12,855   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,      No Opt. Call            A            6,553,093
                   Series 1997B, 0.000%, 9/01/21 - NPFG Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
                Series 2000B:
       16,200      0.000%, 9/01/32 - NPFG Insured                                    No Opt. Call            A            3,709,314
       33,120      0.000%, 9/01/33 - NPFG Insured                                    No Opt. Call            A            7,083,043

       18,500   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,        No Opt. Call            A            3,254,705
                   Series 2004A, 0.000%, 3/01/36 - NPFG Insured

          755   Jefferson County School District R1, Colorado, General            12/14 at 100.00          AAA              873,588
                   Obligation Bonds, Series 2004, 5.000%,12/15/22 - AGM Insured
                   (UB)

        1,330   University of Colorado Hospital Authority, Revenue Bonds, Series   5/10 at 101.00           A3            1,270,868
                   1999A, 5.000%, 11/15/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
      129,020   Total Colorado                                                                                           72,436,543
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        4,870   District of Columbia Tobacco Settlement Corporation, Tobacco       5/11 at 101.00          BBB            4,897,516
                   Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24

        5,000   Washington Convention Center Authority, District of Columbia,     10/16 at 100.00           A1            4,797,800
                   Senior Lien Dedicated Tax Revenue Bonds, Series 2007A,
                   4.500%, 10/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
        9,870   Total District of Columbia                                                                                9,695,316
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 17

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 8.0% (5.4% OF TOTAL INVESTMENTS)

$       1,700   Beacon Tradeport Community Development District, Miami-Dade        5/12 at 102.00          N/R     $      1,614,728
                   County, Florida, Special Assessment Bonds, Commercial
                   Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

                Broward County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Venice Homes Apartments, Series 2001A:
        1,545      5.700%, 1/01/32 - AGM Insured (Alternative Minimum Tax)         7/11 at 100.00          AAA            1,552,138
        1,805      5.800%, 1/01/36 - AGM Insured (Alternative Minimum Tax)         7/11 at 100.00          AAA            1,813,935

        5,300   Escambia County Health Facilities Authority, Florida, Revenue        No Opt. Call          Aa1            5,997,427
                   Bonds, Ascension Health Credit Group, Series 2003A, 5.250%,
                   11/15/14

        2,020   Florida Housing Finance Corporation, Homeowner Mortgage Revenue    7/10 at 100.00          AAA            2,021,919
                   Bonds, Series 2000-11, 5.850%, 1/01/22 - AGM Insured
                   (Alternative Minimum Tax)

        4,990   Florida Housing Finance Corporation, Homeowner Mortgage Revenue    1/16 at 100.00          AA+            4,999,431
                   Bonds, Series 2006-2, 4.950%, 7/01/37 (Alternative Minimum Tax)

       10,050   Florida State Board of Education, Full Faith and Credit Public     6/10 at 101.00          AAA           10,197,836
                   Education Capital Outlay Refunding Bonds, Series 2000D,
                   5.750%, 6/01/22

        7,000   Hillsborough County Aviation Authority, Florida, Revenue Bonds,   10/13 at 100.00          Aa3            7,304,570
                   Tampa International Airport, Series 2003A, 5.250%, 10/01/17 -
                   NPFG Insured (Alternative Minimum Tax)

       10,000   JEA, Florida, Electric System Revenue Bonds, Series 2006-3A,       4/15 at 100.00          AAA           10,187,200
                   5.000%, 10/01/41 - AGM Insured (UB)

       10,750   Martin County Industrial Development Authority, Florida,           6/10 at 100.00          BB+           10,748,495
                   Industrial Development Revenue Bonds, Indiantown Cogeneration
                   LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

        2,570   Miami-Dade County Housing Finance Authority, Florida,              6/11 at 100.00          AAA            2,589,712
                   Multifamily Mortgage Revenue Bonds, Country Club Villas II
                   Project, Series 2001-1A, 5.850%, 1/01/37 - AGM Insured
                   (Alternative Minimum Tax)

        3,500   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami         10/15 at 100.00           A2            3,258,220
                   International Airport, Series 2005A, 5.000%, 10/01/37 -
                   SYNCORA GTY Insured (Alternative Minimum Tax)

        5,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami         10/20 at 100.00           A2            5,073,500
                   International Airport, Series 2010A-1, 5.375%, 10/01/41

        4,500   Port Saint Lucie, Florida, Special Assessment Revenue Bonds,       7/17 at 100.00            A            4,018,815
                   Southwest Annexation District 1B, Series 2007, 5.000%,
                   7/01/40 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       70,730   Total Florida                                                                                            71,377,926
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 0.8% (0.6% OF TOTAL INVESTMENTS)

        5,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series         No Opt. Call           A1            5,458,100
                   1999A, 5.500%, 11/01/22 - FGIC Insured

        2,000   George L. Smith II World Congress Center Authority, Atlanta,       7/10 at 101.00            A            2,023,720
                   Georgia, Revenue Refunding Bonds, Domed Stadium Project,
                   Series 2000, 5.500%, 7/01/20 - NPFG Insured (Alternative
                   Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        7,000   Total Georgia                                                                                             7,481,820
------------------------------------------------------------------------------------------------------------------------------------

                IDAHO - 0.1% (0.0% OF TOTAL INVESTMENTS)

          290   Idaho Housing and Finance Association, Single Family Mortgage      7/10 at 100.00          Aa3              295,748
                   Bonds, Series 2000D, 6.200%, 7/01/14 (Alternative Minimum Tax)

          275   Idaho Housing and Finance Association, Single Family Mortgage      7/10 at 100.00          Aa2              282,871
                   Bonds, Series 2000G-2, 5.950%, 7/01/25 (Alternative Minimum
                   Tax)
------------------------------------------------------------------------------------------------------------------------------------
          565   Total Idaho                                                                                                 578,619
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 24.9% (16.8% OF TOTAL INVESTMENTS)

       10,000   Chicago Board of Education, Illinois, Unlimited Tax General          No Opt. Call          Aa2            6,580,800
                   Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                   0.000%, 12/01/19 - FGIC Insured

       10,000   Chicago Board of Education, Illinois, Unlimited Tax General          No Opt. Call          Aa2            6,220,000
                   Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                   0.000%, 12/01/20 - FGIC Insured

                Chicago, Illinois, General Obligation Bonds, City Colleges,
                Series 1999:
       32,170      0.000%, 1/01/21 - FGIC Insured                                    No Opt. Call          Aa2           19,802,244
       32,670      0.000%, 1/01/22 - FGIC Insured                                    No Opt. Call          Aa2           18,846,996

        9,240   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A,    7/10 at 100.00            A            9,245,452
                   5.500%, 1/01/29 - NPFG Insured

18 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,665   Chicago, Illinois, Third Lien General Airport Revenue              1/16 at 100.00           A1     $      1,669,779
                   Bonds, O'Hare International Airport, Series 2005A,
                   5.000%, 1/01/33 - FGIC Insured

                DuPage County Forest Preserve District, Illinois, General
                Obligation Bonds, Series 2000:
        8,000      0.000%, 11/01/18                                                  No Opt. Call          AAA            6,011,120
       15,285      0.000%, 11/01/19                                                  No Opt. Call          AAA           10,915,171

        1,500   Illinois Finance Authority, Revenue Bonds, Central DuPage         11/19 at 100.00           AA            1,564,245
                   Health, Series 2009B, 5.500%, 11/01/39

        2,000   Illinois Finance Authority, Revenue Bonds, Children's              8/18 at 100.00          AAA            2,012,120
                   Memorial Hospital, Series 2008A, 5.250%, 8/15/47 - AGC
                   Insured (UB)

        5,245   Illinois Finance Authority, Revenue Bonds, Loyola                  7/17 at 100.00          Aa1            5,529,751
                   University of Chicago, Tender Option Bond Trust 1137,
                   9.186%, 7/01/46 (IF)

        3,000   Illinois Finance Authority, Revenue Bonds, Memoirial Health          No Opt. Call           A+            3,004,050
                   System, Series 2009, 5.500%, 4/01/34

        1,000   Illinois Finance Authority, Revenue Bonds, University of           7/14 at 100.00          Aa1            1,023,720
                   Chicago, Series 2004A, 5.000%, 7/01/34

        2,000   Illinois Finance Authority, Revenue Refunding Bonds, Silver        8/18 at 100.00          BBB            2,045,640
                   Cross Hospital and Medical Centers, Series 2008A,
                   6.000%, 8/15/23

        4,590   Illinois Health Facilities Authority, FHA-Insured Mortgage         8/13 at 100.00          AAA            4,596,518
                   Revenue Refunding Bonds, Sinai Health System, Series
                   2003, 5.150%, 2/15/37

        1,180   Illinois Health Facilities Authority, Revenue Bonds, Lake          7/12 at 100.00          AA+            1,202,019
                   Forest Hospital, Series 2002A, 5.750%, 7/01/29

        3,610   Illinois Health Facilities Authority, Revenue Bonds, Lake          7/13 at 100.00          AA+            3,716,423
                   Forest Hospital, Series 2003, 6.000%, 7/01/33

        4,580   Illinois Health Facilities Authority, Revenue Bonds,               8/10 at 102.00          Aaa            4,687,767
                   Midwest Care Center IX Inc., Series 2000, 6.250%, 8/20/35

        2,225   Illinois Health Facilities Authority, Revenue Bonds, Silver        8/10 at 100.50          BBB            2,250,031
                   Cross Hospital and Medical Centers, Series 1999, 5.250%,
                   8/15/15 (Mandatory put 8/15/11)

        7,250   Kane, Kendall, LaSalle, and Will Counties, Illinois,               12/13 at 57.71          AA+            3,490,948
                   Community College District 516, General Obligation
                   Bonds, Series 2005E, 0.000%, 12/15/24 - FGIC Insured

        6,000   McHenry County Conservation District, Illinois, General            2/11 at 100.00          Aaa            6,240,060
                   Obligation Bonds, Series 2001A, 5.625%, 2/01/21
                   (Pre-refunded 2/01/11) - FGIC Insured

        5,000   Metropolitan Pier and Exposition Authority, Illinois,              6/12 at 101.00          AAA            5,068,650
                   Revenue Bonds, McCormick Place Expansion Project, Series
                   2002A, 5.250%, 6/15/42 - NPFG Insured

       10,650   Metropolitan Pier and Exposition Authority, Illinois,                No Opt. Call          AAA           14,293,685
                   Revenue Bonds, McCormick Place Hospitality Facility,
                   Series 1996A, 7.000%, 7/01/26 (ETM)

                Metropolitan Pier and Exposition Authority, Illinois,
                Revenue Refunding Bonds, McCormick Place Expansion
                Project, Series 1996A:
        9,400      0.000%, 12/15/18 - NPFG Insured                                   No Opt. Call           A1            6,433,548
       16,570      0.000%, 12/15/20 - NPFG Insured                                   No Opt. Call           A1           10,022,862
       23,550      0.000%, 12/15/22 - NPFG Insured                                   No Opt. Call           A1           12,563,925
       13,000      0.000%, 12/15/24 - NPFG Insured                                   No Opt. Call           A1            6,057,740

        5,100   Metropolitan Pier and Exposition Authority, Illinois,                No Opt. Call          AAA            5,757,951
                   Revenue Refunding Bonds, McCormick Place Expansion
                   Project, Series 1998A, 5.500%, 12/15/23 - FGIC Insured

        5,180   Metropolitan Pier and Exposition Authority, Illinois,                No Opt. Call       A1 (4)            6,161,351
                   Revenue Refunding Bonds, McCormick Place Expansion
                   Project, Series 1998A, 5.500%, 12/15/23 - FGIC Insured
                   (ETM)

        3,000   Metropolitan Pier and Exposition Authority, Illinois,              6/12 at 101.00          AAA            3,230,550
                   Revenue Refunding Bonds, McCormick Place Expansion
                   Project, Series 2002B, 5.750%, 6/15/23 - NPFG Insured

       17,865   Regional Transportation Authority, Cook, DuPage, Kane,               No Opt. Call          AAA           20,509,556
                   Lake, McHenry and Will Counties, Illinois, General
                   Obligation Bonds, Series 1999, 5.750%, 6/01/23 - AGM
                   Insured

        6,090   Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds,         10/10 at 101.00          AAA            6,219,291
                   Villa Vianney, Series 1999A, 6.450%, 10/01/29

       10,000   Will County Community High School District 210 Lincoln-Way,          No Opt. Call          Aa2            5,537,500
                   Illinois, General Obligation Bonds, Series 2006, 0.000%,
                   1/01/23 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
      288,615   Total Illinois                                                                                          222,511,463
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 19

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.4% (3.7% OF TOTAL INVESTMENTS)

$       2,465   Danville Multi-School Building Corporation, Indiana, First         7/11 at 100.00            A     $      2,570,058
                   Mortgage Refunding Bonds, Series 2001, 5.250%, 7/15/18 -
                   AMBAC Insured

        3,000   Hospital Authority of Delaware County, Indiana, Hospital           8/16 at 100.00         Baa3            2,671,590
                   Revenue Bonds, Cardinal Health System, Series 2006, 5.250%,
                   8/01/36

       14,000   Indiana Health Facility Financing Authority, Hospital Revenue      8/10 at 101.50       A+ (4)           14,420,280
                   Bonds, Clarian Health Obligated Group, Series 2000A,
                   5.500%, 2/15/30 (Pre-refunded 8/15/10) - NPFG Insured

          750   Indiana Health Facility Financing Authority, Hospital Revenue      2/16 at 100.00           A+              758,588
                   Bonds, Clarian Health Obligation Group, Series 2006B,
                   5.000%, 2/15/23

        2,210   Indiana Health Facility Financing Authority, Hospital Revenue        No Opt. Call          AAA            2,508,328
                   Refunding Bonds, Columbus Regional Hospital, Series 1993,
                   7.000%, 8/15/15 - AGM Insured

        4,320   Indiana Health Facility Financing Authority, Revenue Bonds,        7/10 at 100.00        A (4)            4,337,064
                   Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%,
                   7/01/22 - NPFG Insured (ETM)

        3,000   Indiana Health Facility Financing Authority, Revenue Bonds,        3/17 at 100.00          BBB            2,942,010
                   Community Foundation of Northwest Indiana, Series 2007,
                   5.500%, 3/01/37

        2,000   Indiana Health Facility Financing Authority, Revenue Bonds,        5/15 at 100.00            A            1,880,500
                   Community Hospitals of Indiana, Series 2005A, 5.000%,
                   5/01/35 - AMBAC Insured

                Indiana Transportation Finance Authority, Highway Revenue
                Bonds, Series 2000:
        1,285      5.375%, 12/01/25 (Pre-refunded 12/01/10)                       12/10 at 100.00      AA+ (4)            1,323,589
        6,715      5.375%, 12/01/25 (Pre-refunded 12/01/10)                       12/10 at 100.00      AA+ (4)            6,916,651

        3,105   Indiana University, Student Fee Revenue Bonds, Series 2003O,       8/13 at 100.00          Aa1            3,415,283
                   5.250%, 8/01/20 - FGIC Insured

        1,000   Marion County Convention and Recreational Facilities               6/11 at 100.00            A            1,008,360
                   Authority, Indiana, Excise Taxes Lease Rental Revenue
                   Refunding Senior Bonds, Series 2001A, 5.000%,
                   6/01/21 - NPFG Insured

        2,395   Shelbyville Central Renovation School Building Corporation,        7/15 at 100.00          AA+            2,424,363
                   Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/26
                   - NPFG Insured

        1,800   Sunman Dearborn High School Building Corporation, Indiana,         1/15 at 100.00          AA+            1,890,630
                   First Mortgage Bonds, Series 2005, 5.000%, 7/15/25 - NPFG
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
       48,045   Total Indiana                                                                                            49,067,294
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,500   Iowa Finance Authority, Health Facility Revenue Bonds, Care        7/16 at 100.00          BB+            1,279,635
                Initiatives Project, Series 2006A, 5.500%, 7/01/21

                Iowa Tobacco Settlement Authority, Asset Backed Settlement
                Revenue Bonds, Series 2005C:
        5,000      5.375%, 6/01/38                                                 6/15 at 100.00          BBB            3,716,000
        4,365      5.500%, 6/01/42                                                 6/15 at 100.00          BBB            3,223,945
        5,400      5.625%, 6/01/46                                                 6/15 at 100.00          BBB            4,039,632

        4,500   Iowa Tobacco Settlement Authority, Tobacco Asset-Backed            6/17 at 100.00          BBB            4,035,240
                   Revenue Bonds, Series 2005B, 5.600%, 6/01/34

        5,000   Iowa Tobacco Settlement Authority, Tobacco Settlement              6/11 at 101.00          AAA            5,298,250
                   Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35
                   (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------
       25,765   Total Iowa                                                                                               21,592,702
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 1.5% (1.0% OF TOTAL INVESTMENTS)

        3,790   Kansas Department of Transportation, Highway Revenue Bonds,        3/14 at 100.00          AAA            4,135,875
                   Series 2004A, 5.000%, 3/01/23 (UB)

        5,790   Sedgwick County Unified School District 259, Wichita, Kansas,      9/10 at 100.00           AA            5,806,444
                   General Obligation Bonds, Series 2000, 3.500%, 9/01/17

        3,200   Wyandotte County Unified School District 500, Kansas, General      9/11 at 100.00          AAA            3,228,608
                   Obligation Bonds, Series 2001, 4.000%, 9/01/21 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       12,780   Total Kansas                                                                                             13,170,927
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 3.2% (2.2% OF TOTAL INVESTMENTS)

          540   East Baton Rouge Mortgage Finance Authority, Louisiana,           10/10 at 100.50          Aaa              540,486
                   GNMA/FNMA Mortgage-Backed Securities Program Single Family
                   Mortgage Revenue Refunding Bonds, Series 1997B-1,
                   5.750%, 10/01/26

        4,000   Lafayette City and Parish, Louisiana, Utilities Revenue Bonds,    11/14 at 100.00           A1            4,227,280
                   Series 2004, 5.250%, 11/01/25 - NPFG Insured

20 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                     PROVISIONS (2)  RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA (continued)

$       4,650   Louisiana Public Facilities Authority, Revenue Bonds, Baton        7/14 at 100.00             A    $      4,654,836
                   Rouge General Hospital, Series 2004, 5.250%, 7/01/33 - NPFG
                   Insured

                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
       10,000      5.500%, 5/15/30                                                 5/11 at 101.00           BBB          10,013,100
        9,305      5.875%, 5/15/39                                                 5/11 at 101.00           BBB           9,021,384
------------------------------------------------------------------------------------------------------------------------------------
       28,495   Total Louisiana                                                                                          28,457,086
------------------------------------------------------------------------------------------------------------------------------------

                MAINE - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,680   Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%,      7/13 at 100.00           AAA           5,764,348
                   7/01/32 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------

                MARYLAND - 1.4% (0.9% OF TOTAL INVESTMENTS)

        7,720   Maryland Transportation Authority, Airport Parking Revenue         3/12 at 101.00            A2           7,837,267
                   Bonds, Baltimore-Washington International Airport Passenger
                   Facility, Series 2002B, 5.125%, 3/01/20 - AMBAC Insured
                   (Alternative Minimum Tax)

        4,380   Takoma Park, Maryland, Hospital Facilities Revenue Refunding and     No Opt. Call           AAA           4,708,850
                   Improvement Bonds, Washington Adventist Hospital, Series
                   1995, 6.500%, 9/01/12 - AGM Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
       12,100   Total Maryland                                                                                           12,546,117
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 6.1% (4.1% OF TOTAL INVESTMENTS)

                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
        4,000      5.125%, 8/01/28 - NPFG Insured                                  2/12 at 100.00             A           4,004,640
        5,625      5.125%, 2/01/34 - NPFG Insured                                  2/12 at 100.00             A           5,567,400

        8,730   Massachusetts Health and Educational Facilities Authority,        10/15 at 100.00           AAA           9,056,502
                   Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%,
                   10/01/19 - AGC Insured

          500   Massachusetts Health and Educational Facilities Authority,         7/18 at 100.00            A3             480,875
                   Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%,
                   7/01/38

        1,530   Massachusetts Health and Educational Facilities Authority,         7/10 at 100.00            A2           1,390,770
                   Revenue Bonds, Southcoast Health System Obligated Group,
                   Series 1998A, 4.750%, 7/01/27 - NPFG Insured

        5,745   Massachusetts Industrial Finance Agency, Resource Recovery         6/10 at 101.00           BBB           5,672,268
                   Revenue Refunding Bonds, Ogden Haverhill Project, Series
                   1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

       13,675   Massachusetts Turnpike Authority, Metropolitan Highway System      7/10 at 100.00             A          13,675,274
                   Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - NPFG
                   Insured

          890   Massachusetts, General Obligation Bonds, Consolidated Loan,       11/12 at 100.00       Aa1 (4)             981,652
                   Series 2002C, 5.250%, 11/01/30 (Pre-refunded 11/01/12)

                Massachusetts, General Obligation Bonds, Consolidated Loan,
                Series 2002E:
        1,255      5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured           1/13 at 100.00       Aa1 (4)           1,387,942
        3,745      5.250%, 1/01/22 (Pre-refunded 1/01/13) - FGIC Insured           1/13 at 100.00       Aa1 (4)           4,141,708

        8,500   Route 3 North Transportation Improvements Association,             6/10 at 100.00         A (4)           8,554,400
                   Massachusetts, Lease Revenue Bonds, Series 2000, 5.375%,
                   6/15/33 (Pre-refunded 6/15/10) - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       54,195   Total Massachusetts                                                                                      54,913,431
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 4.4% (3.0% OF TOTAL INVESTMENTS)

        5,000   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue    7/15 at 100.00            A1           4,880,750
                   Bonds, Series 2005A, 5.000%, 7/01/35 - NPFG Insured

        1,430   Michigan State Building Authority, Revenue Bonds, Facilities      10/11 at 100.00           Aa3           1,448,218
                   Program, Series 2001I, 5.000%, 10/15/24

           70   Michigan State Building Authority, Revenue Bonds, Facilities      10/11 at 100.00        A+ (4)              74,387
                   Program, Series 2001I, 5.000%, 10/15/24 (Pre-refunded
                   10/15/11)

        5,000   Michigan State Building Authority, Revenue Refunding Bonds,       10/13 at 100.00           Aa3           5,029,800
                   Facilities Program, Series 2003II, 5.000%, 10/15/29 - NPFG
                   Insured

        7,115   Michigan State Hospital Finance Authority, Hospital Revenue        3/13 at 100.00        A1 (4)           7,953,147
                   Refunding Bonds, Henry Ford Health System, Series 2003A,
                   5.500%, 3/01/16 (Pre-refunded 3/01/13)

        3,000   Michigan Strategic Fund, Collateralized Limited Obligation         9/10 at 101.00             A           3,000,120
                   Pollution Control Revenue Refunding Bonds, Detroit Edison
                   Company, Series 1999A, 5.550%, 9/01/29 - NPFG Insured
                   (Alternative Minimum Tax)

                                                           Nuveen Investments 21

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$       3,050   Michigan Tobacco Settlement Finance Authority, Tobacco             6/18 at 100.00          Baa3    $      2,836,836
                   Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%,
                   6/01/42

        2,500   Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue   8/19 at 100.00            A1           2,643,700
                   and Refunding Bonds, William Beaumont Hospital Obligated
                   Group, Series 2009W, 6.375%, 8/01/29

        1,150   Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue   9/18 at 100.00            A1           1,361,600
                   Bonds, William Beaumont Hospital, Refunding Series 2009V,
                   8.250%, 9/01/39

       10,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit             6/10 at 100.50             A          10,119,600
                   Metropolitan Wayne County Airport, Series 1998A, 5.375%,
                   12/01/16 - NPFG Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       38,315   Total Michigan                                                                                           39,348,158
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 2.8% (1.9% OF TOTAL INVESTMENTS)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,             1/11 at 100.00         A (4)           3,099,750
                   Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                   5.250%, 1/01/26 (Pre-refunded 1/01/11) - FGIC Insured

       18,075   St. Paul Housing and Redevelopment Authority, Minnesota, Sales    11/15 at 103.00           AAA          21,779,652
                   Tax Revenue Refunding Bonds, Civic Center Project, Series
                   1996, 7.100%, 11/01/23 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       21,075   Total Minnesota                                                                                          24,879,402
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 1.4% (0.9% OF TOTAL INVESTMENTS)

        9,750   Mississippi Business Finance Corporation, Pollution Control       10/10 at 100.00           BBB           9,748,928
                   Revenue Refunding Bonds, System Energy Resources Inc.
                   Project, Series 1998, 5.875%, 4/01/22

        2,475   Mississippi Hospital Equipment and Facilities Authority, Revenue   9/14 at 100.00            AA           2,540,761
                   Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                   9/01/24 (UB)
------------------------------------------------------------------------------------------------------------------------------------
       12,225   Total Mississippi                                                                                        12,289,689
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 1.7% (1.1% OF TOTAL INVESTMENTS)

        6,350   Kansas City, Missouri, Airport Revenue Bonds, General              9/12 at 100.00            A+           6,791,897
                   Improvement Projects, Series 2003B, 5.250%, 9/01/17 - FGIC
                   Insured

        1,845   Missouri Health and Educational Facilities Authority, Revenue      5/13 at 100.00            AA           1,934,114
                   Bonds, BJC Health System, Series 2003, 5.250%, 5/15/18

        3,815   Missouri Health and Educational Facilities Authority, Revenue      6/11 at 101.00       AA- (4)           4,045,426
                   Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/28
                   (Pre-refunded 6/01/11) - AMBAC Insured

        2,000   Missouri-Illinois Metropolitan District Bi-State Development      10/13 at 100.00           AAA           2,020,560
                   Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                   Cross County Extension Project, Series 2002B, 5.000%,
                   10/01/32 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       14,010   Total Missouri                                                                                           14,791,997
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 0.5% (0.3% OF TOTAL INVESTMENTS)

          415   Montana Board of Housing, Single Family Mortgage Bonds, Series     6/10 at 100.00           AA+             422,200
                   2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

        4,795   Montana Higher Education Student Assistance Corporation, Student   6/10 at 100.50            A2           4,126,337
                   Loan Revenue Bonds, Subordinate Series 1998B, 5.500%,
                   12/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        5,210   Total Montana                                                                                             4,548,537
------------------------------------------------------------------------------------------------------------------------------------

                NEBRASKA - 0.1% (0.1% OF TOTAL INVESTMENTS)

          840   Nebraska Investment Finance Authority, Single Family Housing       9/10 at 100.00           AAA             870,324
                   Revenue Bonds, Series 2000E, 5.850%, 9/01/20 (Alternative
                   Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 5.2% (3.6% OF TOTAL INVESTMENTS)

       10,900   Clark County School District, Nevada, General Obligation Bonds,    6/12 at 100.00        AA (4)          11,947,054
                   Series 2002C, 5.500%, 6/15/19 (Pre-refunded 6/15/12) - NPFG
                   Insured

       24,195   Clark County, Nevada, Passenger Facility Charge Revenue Bonds,     1/20 at 100.00           Aa3          24,155,804
                   Las Vegas-McCarran International Airport, Series 2010A,
                   5.250%, 7/01/42

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
        3,500      0.000%, 1/01/21 - AMBAC Insured                                   No Opt. Call          Caa2             581,490
        2,780      0.000%, 1/01/28 - AMBAC Insured                                   No Opt. Call          Caa2             306,273
        6,980      5.375%, 1/01/40 - AMBAC Insured (5)                             7/10 at 100.00          Caa2           2,241,906

22 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA (continued)

$       5,000   Reno, Nevada, Health Facilities Revenue Bonds, Catholic            7/17 at 100.00            A     $      5,017,400
                   Healthcare West, Series 2007A, 5.250%, 7/01/31

        2,500   Reno, Nevada, Health Facility Revenue Bonds, Catholic              7/17 at 100.00          AAA            2,775,700
                   Healthcare West, Trust 2634, 18.389%, 7/01/31 - BHAC
                   Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
       55,855   Total Nevada                                                                                             47,025,627
------------------------------------------------------------------------------------------------------------------------------------

                NEW HAMPSHIRE - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,000   New Hampshire Business Finance Authority, Revenue Bonds, Elliot   10/19 at 100.00         BBB+            5,087,350
                   Hospital Obligated Group Issue, Series 2009A, 6.125%,
                   10/01/39

                New Hampshire Housing Finance Authority, FHLMC Multifamily
                Housing Remarketed Revenue Bonds, Countryside LP, Series 1994:
        3,725      6.000%, 7/01/18 (Alternative Minimum Tax)                       7/10 at 101.00          Aaa            3,770,482
        6,945      6.100%, 7/01/24 (Alternative Minimum Tax)                       7/10 at 101.00          Aaa            7,027,715
------------------------------------------------------------------------------------------------------------------------------------
       15,670   Total New Hampshire                                                                                      15,885,547
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 7.4% (5.0% OF TOTAL INVESTMENTS)

        2,110   New Jersey Higher Education Assistance Authority, Student Loan     6/10 at 101.00          Aaa            2,136,987
                   Revenue Bonds, Series 2000A, 6.000%, 6/01/13 - NPFG Insured
                   (Alternative Minimum Tax)

        4,500   New Jersey Transportation Trust Fund Authority, Transportation       No Opt. Call          AAA            5,152,230
                   System Bonds, Series 2001C, 5.500%, 12/15/18 - AGM Insured

        9,250   New Jersey Transportation Trust Fund Authority, Transportation     6/13 at 100.00          AAA           10,503,468
                   System Bonds, Series 2003C, 5.500%, 6/15/23 (Pre-refunded
                   6/15/13)

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2006C:
       35,000      0.000%, 12/15/29 - AGM Insured                                    No Opt. Call          AAA           12,423,600
       10,000      0.000%, 12/15/30 - FGIC Insured                                   No Opt. Call          AA-            2,999,700

       10,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,        7/13 at 100.00          AAA           10,513,300
                   5.000%, 1/01/20 - AGM Insured (UB)

       10,055   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/12 at 100.00          AAA           10,777,452
                   Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
                   (Pre-refunded 6/01/12)

        4,450   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/13 at 100.00          AAA            5,204,587
                   Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39
                   (Pre-refunded 6/01/13)

                West Deptford Township, Gloucester County, New Jersey, General
                Obligation Bonds, Series 2000:
        3,150      5.500%, 9/01/21 (Pre-refunded 9/01/10) - FGIC Insured           9/10 at 100.00      N/R (4)            3,205,566
        3,335      5.500%, 9/01/22 (Pre-refunded 9/01/10) - FGIC Insured           9/10 at 100.00      N/R (4)            3,393,829
------------------------------------------------------------------------------------------------------------------------------------
       91,850   Total New Jersey                                                                                         66,310,719
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 4.6% (3.1% OF TOTAL INVESTMENTS)

        5,500   Dormitory Authority of the State of New York, FHA-Insured          2/14 at 100.00          AAA            5,652,460
                   Mortgage Revenue Bonds, Kaleida Health, Series 2004, 5.050%,
                   2/15/25

        1,910   Dormitory Authority of the State of New York, Insured Revenue      7/10 at 100.00          N/R            1,912,846
                   Bonds, 853 Schools Program, Gateway-Longview Inc., Series
                   1998A, 5.500%, 7/01/18 - AMBAC Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,       8/10 at 100.00          N/R            1,517,655
                   St. Barnabas Hospital, Series 1997, 5.450%, 8/01/35 - AMBAC
                   Insured

        1,500   Hempstead Industrial Development Agency, New York, Resource          No Opt. Call         Baa2            1,501,305
                   Recovery Revenue Refunding Bonds, American Ref-Fuel Company
                   of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory
                   put 6/01/10)

       13,220   Metropolitan Transportation Authority, New York, Dedicated Tax    11/12 at 100.00          AAA           13,946,439
                   Fund Bonds, Series 2002A, 5.500%, 11/15/26 - AGM Insured

       13,600   Metropolitan Transportation Authority, New York, Transportation   11/16 at 100.00          AAA           13,428,912
                   Revenue Bonds, Series 2006B, 4.500%, 11/15/32 - AGM Insured
                   (UB)

        3,000   New York State Energy Research and Development Authority,          9/10 at 100.00            A            3,002,130
                   Pollution Control Revenue Bonds, Rochester Gas and Electric
                   Corporation, Series 1998A, 5.950%, 9/01/33 - NPFG Insured
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       40,230   Total New York                                                                                           40,961,747
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 23

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.7% (1.1% OF TOTAL INVESTMENTS)

$       5,500   Charlotte-Mecklenberg Hospital Authority, North Carolina,          1/18 at 100.00          AA-     $      5,576,835
                   Carolinas HealthCare System Revenue Bonds, Series 2008A,
                   5.000%, 1/15/39

        4,900   Charlotte-Mecklenburg Hospital Authority, North Carolina,          1/15 at 100.00          AAA            5,630,737
                   Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                   System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

        3,500   North Carolina Medical Care Commission, Healthcare Facilities      6/19 at 100.00           AA            3,566,395
                   Revenue Bonds, Duke University Health System, Series 2009A,
                   5.000%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------
       13,900   Total North Carolina                                                                                     14,773,967
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 5.8% (3.9% OF TOTAL INVESTMENTS)

       10,000   American Municipal Power Ohio Inc., General Revenue Bonds,         2/18 at 100.00           A1           10,269,300
                   Prairie State Energy Campus Project Series 2008A, 5.250%,
                   2/15/43

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                2007A-2:
        5,705      5.125%, 6/01/24                                                 6/17 at 100.00          BBB            5,270,279
        5,640      5.875%, 6/01/30                                                 6/17 at 100.00          BBB            4,775,896
        4,875      5.750%, 6/01/34                                                 6/17 at 100.00          BBB            3,835,699
        3,045      6.000%, 6/01/42                                                 6/17 at 100.00          BBB            2,353,389
       14,830      5.875%, 6/01/47                                                 6/17 at 100.00          BBB           11,131,695

        5,150   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco      6/22 at 100.00          BBB            3,481,143
                   Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                   2007A-3, 0.000%, 6/01/37

        6,720   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,       7/10 at 101.00          AAA            6,727,862
                   5.000%, 1/01/31 - AGM Insured

        3,650   Montgomery County, Ohio, Revenue Bonds, Catholic Health            5/14 at 100.00           AA            3,740,338
                   Initiatives, Series 2004A, 5.000%, 5/01/30
------------------------------------------------------------------------------------------------------------------------------------
       59,615   Total Ohio                                                                                               51,585,601
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 1.0% (0.7% OF TOTAL INVESTMENTS)

        9,150   Port of St. Helens, Oregon, Pollution Control Revenue Bonds,         No Opt. Call          BBB            9,175,620
                   Portland General Electric Company, Series 1985B, 4.800%,
                   6/01/10
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 2.1% (1.5% OF TOTAL INVESTMENTS)

        1,250   Allegheny County Hospital Development Authority, Pennsylvania,       No Opt. Call          Aa3            1,280,025
                   University of Pittsburgh Medical Center Revenue Bonds,
                   Series 2009A, 5.500%, 8/15/34

                Bethlehem Authority, Northampton and Lehigh Counties,
                Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
        3,125      0.000%, 5/15/22 - AGM Insured                                     No Opt. Call          AAA            1,899,594
        3,125      0.000%, 5/15/23 - AGM Insured                                     No Opt. Call          AAA            1,799,531
        3,135      0.000%, 5/15/24 - AGM Insured                                     No Opt. Call          AAA            1,707,572
        3,155      0.000%, 5/15/26 - AGM Insured                                     No Opt. Call          AAA            1,537,873
        4,145      0.000%, 11/15/26 - AGM Insured                                    No Opt. Call          AAA            1,975,714
        2,800      0.000%, 5/15/28 - AGM Insured                                     No Opt. Call          AAA            1,223,040
        3,000      0.000%, 11/15/28 - AGM Insured                                    No Opt. Call          AAA            1,280,670

        1,035   Carbon County Industrial Development Authority, Pennsylvania,        No Opt. Call         BBB-            1,034,990
                   Resource Recovery Revenue Refunding Bonds, Panther Creek
                   Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                   Minimum Tax)

        2,800   Pennsylvania Economic Development Financing Authority, Senior      7/10 at 100.00           CC            1,684,060
                   Lien Resource  Recovery Revenue Bonds, Northampton
                   Generating Project, Series 1994A, 6.500%, 1/01/13
                   (Alternative Minimum Tax)

          100   Pennsylvania Economic Development Financing Authority,             7/10 at 100.00          N/R               28,500
                   Subordinate Resource Recovery Revenue Bonds, Northampton
                   Generating Project, Series 1994C, 6.875%, 1/01/11
                   (Alternative Minimum Tax)

        5,000   Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue     6/26 at 100.00          AAA            3,763,650
                   Bonds, Series 2009C, 0.000%, 6/01/33 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       32,670   Total Pennsylvania                                                                                       19,215,219
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 2.0% (1.3% OF TOTAL INVESTMENTS)

        1,250   Puerto Rico Highway and Transportation Authority, Highway          7/10 at 101.00          AAA            1,274,213
                   Revenue Bonds, Series 2000B, 5.875%, 7/01/21 (Pre-refunded
                   7/01/10) - NPFG Insured

       13,125   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     8/29 at 100.00           A+            7,815,019
                   Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33

24 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO (continued)

                Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
                Bonds, Series 2007A:
$      25,000      0.000%, 8/01/47 - AMBAC Insured                                   No Opt. Call          Aa2     $      2,645,500
       30,000      0.000%, 8/01/54 - AMBAC Insured                                   No Opt. Call          Aa2            1,892,400

        3,750   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     8/17 at 100.00          Aa2            3,882,900
                   Bonds, Tender Option Bonds Trust 3101, 18.119%, 8/01/57 (IF)
------------------------------------------------------------------------------------------------------------------------------------
       73,125   Total Puerto Rico                                                                                        17,510,032
------------------------------------------------------------------------------------------------------------------------------------

                RHODE ISLAND - 0.7% (0.5% OF TOTAL INVESTMENTS)

        2,000   Kent County Water Authority, Rhode Island, General Revenue         7/12 at 100.00            A            2,039,920
                   Bonds, Series 2002A, 5.000%, 7/15/23 - NPFG Insured

                Rhode Island Health and Educational Building Corporation,
                Revenue Refunding Bonds, Salve Regina University, Series
                2002:
        1,260      5.250%, 3/15/17 - RAAI Insured                                  3/12 at 101.00          N/R            1,291,538
        1,080      5.250%, 3/15/18 - RAAI Insured                                  3/12 at 101.00          N/R            1,102,918

        1,600   Rhode Island Tobacco Settlement Financing Corporation, Tobacco     6/12 at 100.00          BBB            1,551,920
                   Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
        5,940   Total Rhode Island                                                                                        5,986,296
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 2.7% (1.8% OF TOTAL INVESTMENTS)

        2,625   Medical University Hospital Authority, South Carolina,             8/14 at 100.00            A            2,715,379
                   FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%,
                   2/15/25 - NPFG Insured

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, Series 2004A-2:
       26,955      0.000%, 1/01/31 - AMBAC Insured                                   No Opt. Call           A-            8,469,800
       14,700      0.000%, 1/01/32 - AMBAC Insured                                   No Opt. Call           A-            4,339,881

        8,330   Tobacco Settlement Revenue Management Authority, South             5/12 at 100.00      BBB (4)            8,608,639
                   Carolina, Tobacco Settlement Asset-Backed Bonds, Series
                   2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
------------------------------------------------------------------------------------------------------------------------------------
       52,610   Total South Carolina                                                                                     24,133,699
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.4% (0.9% OF TOTAL INVESTMENTS)

        2,860   Johnson City Health and Educational Facilities Board,              7/23 at 100.00        A (4)            2,884,625
                   Tennessee, Hospital Revenue Refunding and Improvement Bonds,
                   Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
                   (Pre-refunded 7/01/23) - NPFG Insured

          600   Memphis-Shelby County Airport Authority, Tennessee, Airport        9/10 at 101.00           A2              606,324
                   Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC Insured
                   (Alternative Minimum Tax)

        6,000   Metropolitan Government of Nashville-Davidson County Health and   12/17 at 100.00          N/R            6,782,580
                   Educational Facilities Board, Tennessee, Revenue Refunding
                   and Improvement Bonds, Meharry Medical College, Series 1996,
                   6.000%, 12/01/19 - AMBAC Insured

        2,000   Sullivan County Health Educational and Housing Facilities          3/13 at 100.00          N/R            1,854,900
                   Board, Tennessee, Revenue Bonds, Wellmont Health System,
                   Refunding Series 200A, 5.486%, 9/01/32
------------------------------------------------------------------------------------------------------------------------------------
       11,460   Total Tennessee                                                                                          12,128,429
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 6.8% (4.6% OF TOTAL INVESTMENTS)

        5,000   Bexar Metropolitan Water District, Texas, Waterworks System        5/16 at 100.00           A1            5,030,900
                   Revenue Bonds, Series 2006, 5.000%, 5/01/35 - NPFG Insured

        2,500   Capital Area Cultural Education Facilities Finance Corporation,    4/20 at 100.00          Aaa            2,513,675
                   Texas, Revenue Bonds, The Roman Catholic Diocese of Austin,
                   Series 2005B. Remarketed, 6.125%, 4/01/45

                Central Texas Regional Mobility Authority, Travis and
                Williamson Counties, Toll Road Revenue Bonds, Series 2005:
        4,000      5.000%, 1/01/35 - FGIC Insured                                  1/15 at 100.00            A            3,572,960
       13,000      5.000%, 1/01/45 - FGIC Insured                                  1/15 at 100.00            A           11,487,970

        1,025   Harris County-Houston Sports Authority, Texas, Junior Lien        11/11 at 100.00            A              964,228
                   Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                   NPFG Insured

        4,000   Houston Community College System, Texas, Limited Tax General       2/13 at 100.00          AA+            4,104,440
                   Obligation Bonds, Series 2003, 5.000%, 2/15/27 - AMBAC
                   Insured (UB)

        3,885   Houston Independent School District, Public Facility                 No Opt. Call           AA            2,761,613
                   Corporation, Harris County, Texas, Lease Revenue Bonds,
                   Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 -
                   AMBAC Insured

                                                           Nuveen Investments 25

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       1,600   Houston, Texas, Senior Lien Airport System Revenue Bonds,          7/18 at 100.00          AA-     $      1,709,392
                   Refunding Series 2009A, 5.500%, 7/01/39

       33,855   Leander Independent School District, Williamson and Travis          8/14 at 23.67          AAA            6,433,127
                   Counties, Texas, General Obligation Bonds, Series 2006,
                   0.000%, 8/15/40

       19,300   Leander Independent School District, Williamson and Travis          8/17 at 24.20          AAA            3,219,047
                   Counties, Texas, General Obligation Bonds, Series 2008,
                   0.000%, 8/15/41

                Leander Independent School District, Williamson and Travis
                Counties, Texas, Unlimited Tax School Building and Refunding
                Bonds, Series 1998:
        4,930      0.000%, 8/15/20                                                  7/10 at 57.46          AAA            2,816,706
        3,705      0.000%, 8/15/22                                                  7/10 at 51.20          AAA            1,881,510

        3,480   Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%,    3/12 at 100.00          Aaa            3,752,832
                   3/01/27 (Pre-refunded 3/01/12) - FGIC Insured

        6,000   Spring Branch Independent School District, Harris County,          2/11 at 100.00          AAA            6,217,560
                   Texas, Limited Tax Schoolhouse and Refunding Bonds, Series
                   2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)

        4,000   Tarrant Regional Water District, Texas, Water Revenue Refunding    3/13 at 100.00          AAA            4,283,840
                   and Improvement Bonds, Series 1999, 5.000%, 3/01/22 - AGM
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
      110,280   Total Texas                                                                                              60,749,800
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 3.1% (2.1% OF TOTAL INVESTMENTS)

        3,000   Riverton, Utah, Hospital Revenue Bonds, IHC Health Services,       8/19 at 100.00          AA+            3,062,400
                   Inc., Series 2009, 5.000%, 8/15/41

                Utah County, Utah, Hospital Revenue Bonds, IHC Health Services
                Inc., Series 1997:
       12,885      5.250%, 8/15/21 - NPFG Insured (ETM)                            8/10 at 100.00        A (4)           12,935,766
        3,900      5.250%, 8/15/26 - NPFG Insured (ETM)                            8/10 at 100.00        A (4)            3,915,365

        1,805   Utah Housing Corporation, Single Family Mortgage Bonds, Series     1/12 at 100.00          AA-            1,805,631
                   2002A-1, 5.300%, 7/01/18 (Alternative Minimum Tax)

          500   Utah Housing Finance Agency, Single Family Mortgage Bonds,         7/10 at 100.00          AA-              509,574
                   Series 2000D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)

          510   Utah Housing Finance Agency, Single Family Mortgage Bonds,         7/10 at 100.00           AA              510,932
                   Series 2000E-1, Class II, 6.150%, 1/01/27 (Alternative
                   Minimum Tax)

          680   Utah Housing Finance Agency, Single Family Mortgage Bonds,         7/10 at 100.00          AA-              692,866
                   Series 2000E-1, Class III, 6.000%, 1/01/15 (Alternative
                   Minimum Tax)

          715   Utah Housing Finance Agency, Single Family Mortgage Bonds,         7/11 at 100.00           AA              721,292
                   Series 2001A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)

          520   Utah Housing Finance Agency, Single Family Mortgage Bonds,         1/11 at 100.00          Aaa              537,321
                   Series 2001B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)

        3,000   Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing   10/12 at 100.00      N/R (4)            3,304,380
                   Program, Series 2002C, 5.250%, 10/01/28 (Pre-refunded
                   10/01/12) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       27,515   Total Utah                                                                                               27,995,527
------------------------------------------------------------------------------------------------------------------------------------

                VIRGIN ISLANDS - 0.8% (0.5% OF TOTAL INVESTMENTS)

        4,700   Virgin Islands Public Finance Authority, Gross Receipts Taxes     10/14 at 100.00         BBB+            4,536,346
                   Loan Note, Series 2003, 5.000%, 10/01/33 - RAAI Insured

        2,500   Virgin Islands Public Finance Authority, Revenue Bonds,
                   Refinery Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22    1/14 at 100.00         Baa3            2,522,975
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        7,200      Total Virgin Islands                                                                                   7,059,321
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 0.9% (0.6% OF TOTAL INVESTMENTS)

       10,500   Metropolitan Washington DC Airports Authority, Virginia, Dulles   10/26 at 100.00          AAA            7,635,914
                   Toll Road Revenue Bonds, Series 2009C, 0.000%, 10/01/41 -
                   AGC Insured
------------------------------------------------------------------------------------------------------------------------------------

                   WASHINGTON - 4.9% (3.3% OF TOTAL INVESTMENTS)

       12,235   Chelan County Public Utility District 1, Washington, Columbia        No Opt. Call           AA            5,425,243
                   River-Rock Island Hydro-Electric System Revenue Refunding
                   Bonds, Series 1997A, 0.000%, 6/01/26 - NPFG Insured

26 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

                Cowlitz County Public Utilities District 1, Washington,
                Electric Production Revenue Bonds, Series 2004:
$         465      5.000%, 9/01/22 - FGIC Insured                                  9/14 at 100.00           A1     $        481,818
        3,100      5.000%, 9/01/28 - FGIC Insured                                  9/14 at 100.00           A1            3,152,916

        5,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds,    7/13 at 100.00          Aaa            5,576,349
                   Nuclear Project 1, Series 2003A, 5.500%, 7/01/16 (UB)

        2,000   Washington Health Care Facilities Authority, Revenue Bonds,        7/19 at 100.00            A            2,065,259
                   Fred Hutchinson Cancer Research Center, Series 2009A,
                   6.000%, 1/01/33

       10,000   Washington State Healthcare Facilities Authority, Revenue         10/16 at 100.00           AA            9,848,500
                   Bonds, Providence Health Care Services, Series 2006A,
                   4.625%, 10/01/34 - FGIC Insured (UB)

        5,000   Washington State Housing Finance Commission, Non-Profit Housing    7/10 at 100.50          N/R            5,004,500
                   Revenue Bonds, Kline Galland Center, Series 1999, 6.000%,
                   7/01/29 - RAAI Insured

       12,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds,       1/11 at 100.00      AA+ (4)           12,399,000
                   Series 2001D, 5.250%, 1/01/26 (Pre-refunded 1/01/11)
------------------------------------------------------------------------------------------------------------------------------------
       49,800   Total Washington                                                                                         43,953,585
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,     10/11 at 100.00          BBB            5,049,300
                   Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 2.2% (1.5% OF TOTAL INVESTMENTS)

       11,620   Wisconsin Health and Educational Facilities Authority, Revenue     8/10 at 101.00         BBB+           11,648,818
                   Bonds, Marshfield Clinic, Series 1999, 6.250%, 2/15/29 -
                   RAAI Insured

        8,355   Wisconsin Housing and Economic Development Authority, Home         9/14 at 100.00           AA            7,936,749
                   Ownership Revenue Bonds, Series 2005C, 4.875%, 3/01/36
                   (Alternative Minimum Tax) (UB)
------------------------------------------------------------------------------------------------------------------------------------
       19,975   Total Wisconsin                                                                                          19,585,567
------------------------------------------------------------------------------------------------------------------------------------
$   1,645,710   Total Investments (cost $1,280,293,947) - 148.1%                                                      1,323,806,376
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.8)%                                                                      (42,630,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (3.7)%                                                                   32,578,076
                --------------------------------------------------------------------------------------------------------------------
                Auction Rate Preferred Shares, at Liquidation Value - (47.0)% (6)                                      (419,900,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $    893,854,452
                ====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (6) Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%

  N/R Not rated.

(ETM) Escrowed to maturity.

 (IF) Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 27

NMA | Nuveen Municipal Advantage Fund, Inc.
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.5% (1.0% OF TOTAL INVESTMENTS)

$       5,075   Lauderdale County and Florence Healthcare Authority, Alabama,      7/10 at 100.50            A     $      4,615,357
                   Revenue Bonds, Coffee Health Group, Series 1999A, 5.250%,
                   7/01/24 - NPFG Insured

        5,155   Phenix City Industrial Development Board, Alabama,                 5/12 at 100.00          BBB            4,772,396
                   Environmental Improvement Revenue Bonds, MeadWestvaco
                   Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative
                   Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       10,230   Total Alabama                                                                                             9,387,753
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.9% (0.6% OF TOTAL INVESTMENTS)

                Alaska Housing Finance Corporation, General Housing Purpose
                Bonds, Series 2005A:
        1,125      5.250%, 12/01/34 - FGIC Insured (UB)                           12/14 at 100.00           AA            1,156,286
        1,280      5.250%, 12/01/41 - FGIC Insured (UB)                           12/14 at 100.00           AA            1,308,685

                Northern Tobacco Securitization Corporation, Alaska, Tobacco
                Settlement Asset-Backed Bonds, Series 2006A:
          920      4.625%, 6/01/23                                                 6/14 at 100.00         Baa3              913,275
        3,250      5.000%, 6/01/46                                                 6/14 at 100.00         Baa3            2,184,748
------------------------------------------------------------------------------------------------------------------------------------
        6,575   Total Alaska                                                                                              5,562,994
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 2.0% (1.3% OF TOTAL INVESTMENTS)

        4,905   Maricopa County Industrial Development Authority, Arizona,         7/17 at 100.00            A            4,945,417
                   Health Facility Revenue Bonds, Catholic Healthcare West,
                   Series 2007A, 5.250%, 7/01/32

        5,000   Maricopa County Pollution Control Corporation, Arizona,           11/22 at 100.00         Baa3            4,974,000
                   Remarketed Revenue Refunding Bonds, Public Service Company
                   of New Mexico, Series 1992A, 5.750%, 11/01/22

        2,500   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien       7/18 at 100.00          AA-            2,531,600
                   Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38
------------------------------------------------------------------------------------------------------------------------------------
       12,405   Total Arizona                                                                                            12,451,017
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 18.7% (12.3% OF TOTAL INVESTMENTS)

        3,500   Alameda Corridor Transportation Authority, California,            10/17 at 100.00           A-            2,809,905
                   Subordinate Lien Revenue Bonds, Series 2004A, 0.000%,
                   10/01/25 - AMBAC Insured

                Calexico Unified School District, Imperial County,
                California, General Obligation Bonds, Series 2005B:
        4,070      0.000%, 8/01/32 - FGIC Insured                                    No Opt. Call           A1              964,916
        6,410      0.000%, 8/01/34 - FGIC Insured                                    No Opt. Call           A1            1,330,908

        3,000   California Health Facilities Financing Authority, Health           3/13 at 100.00            A            2,916,240
                   Facility Revenue Bonds, Adventist Health System/West,
                   Series 2003A, 5.000%, 3/01/33

        7,500   California State Public Works Board, Lease Revenue Bonds,          6/14 at 100.00           A2            7,221,225
                   Department of Mental Health, Coalinga State Hospital,
                   Series 2004A, 5.125%, 6/01/29

        2,750   California Statewide Community Development Authority, Revenue      8/19 at 100.00           AA            3,061,795
                   Bonds, Methodist Hospital Project, Series 2009, 6.750%,
                   2/01/38

       11,200   California, General Obligation Bonds, Series 2003, 5.250%,         8/13 at 100.00           A1           11,349,296
                   2/01/28

       16,000   California, Various Purpose General Obligation Bonds, Series       6/17 at 100.00           A1           15,881,920
                   2007, 5.000%, 6/01/37

        9,955   Capistrano Unified School District, Orange County,                   No Opt. Call            A            2,440,966
                   California, Special Tax Bonds, Community Facilities
                   District, Series 2005, 0.000%, 9/01/31 - FGIC Insured

                Colton Joint Unified School District, San Bernardino County,
                California, General Obligation Bonds, Series 2006C:
        3,800      0.000%, 2/01/33 - FGIC Insured                                   2/15 at 38.73          Aa3              855,684
        3,795      0.000%, 2/01/37 - FGIC Insured                                    No Opt. Call          Aa3              672,132

        7,355   Contra Costa County, California, GNMA Mortgage-Backed                No Opt. Call          AAA            9,484,787
                   Securities Program Home Mortgage Revenue Bonds, Series
                   1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)

        8,145   Cupertino Union School District, Santa Clara County,                8/13 at 55.54          Aa1            3,502,594
                   California, General Obligation Bonds, Series 2003B,
                   0.000%, 8/01/25 - FGIC Insured

        2,510   Folsom Cordova Unified School District, Sacramento County,           No Opt. Call          Aa3              838,792
                   California, General Obligation Bonds, School Facilities
                   Improvement District 1, Series 2004B, 0.000%, 10/01/28 -
                   NPFG Insured

28 Nuveen Investments

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       3,360   Folsom Cordova Unified School District, Sacramento County,           No Opt. Call          Aa2     $      1,195,522
                   California, General Obligation Bonds, School Facilities
                   Improvement District 2, Series 2002A, 0.000%, 7/01/27 -
                   NPFG Insured

        2,315   Gateway Unified School District, California, General                 No Opt. Call           A1              561,642
                   Obligation Bonds, Series 2004B, 0.000%, 8/01/32 - FGIC
                   Insured

        3,000   Golden State Tobacco Securitization Corporation, California,         No Opt. Call          AAA            1,190,670
                   Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                   Series 2005A, 0.000%, 6/01/26 - AGM Insured

        1,000   Golden State Tobacco Securitization Corporation, California,       6/17 at 100.00          BBB              698,390
                   Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                   5.125%, 6/01/47

        5,000   Los Angeles Department of Water and Power, California,             7/12 at 100.00           AA            5,059,150
                   Waterworks Revenue Bonds, Series 2003A,
                   5.125%, 7/01/40 - FGIC Insured

        1,275   Madera Unified School District, Madera County, California,         8/12 at 100.00          AAA            1,349,906
                   General Obligation Bonds, Series 2002, 5.250%, 8/01/23 -
                   AGM Insured

        2,200   M-S-R Energy Authority, California, Gas Revenue Bonds,               No Opt. Call            A            2,443,166
                   Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39

                North Orange County Community College District, California,
                General Obligation Bonds, Series 2003B:
        7,735      0.000%, 8/01/25 - FGIC Insured                                    No Opt. Call          Aa1            3,391,101
        4,000      0.000%, 8/01/26 - FGIC Insured                                    No Opt. Call          Aa1            1,632,680

        5,000   Palmdale Community Redevelopment Agency, California,                 No Opt. Call          AAA            5,385,900
                   Residential Mortgage Revenue Refunding Bonds, Series
                   1991B, 7.375%, 2/01/12 (ETM)

        5,000   Palmdale Community Redevelopment Agency, California, Single          No Opt. Call          AAA            6,266,600
                   Family Restructured Mortgage Revenue Bonds, Series 1986A,
                   8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)

        9,315   Perris, California, GNMA Mortgage-Backed Securities Program          No Opt. Call          AAA           11,834,055
                   Single Family Mortgage Revenue Bonds, Series 1989A,
                   7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)

        1,830   San Diego Public Facilities Financing Authority, California,       8/19 at 100.00          Aa2            2,384,234
                   Water Utility Revenue Bonds, Tender Option Bond Trust
                   3504, 19.460%, 8/01/39 (IF)

        7,660   San Joaquin Hills Transportation Corridor Agency, Orange             No Opt. Call          AAA            4,427,940
                   County, California, Senior Lien Toll Road Revenue Bonds,
                   Series 1993, 0.000%, 1/01/24 (ETM)

       23,000   San Joaquin Hills Transportation Corridor Agency, Orange             No Opt. Call            A            3,241,160
                   County, California, Toll Road Revenue Refunding Bonds,
                   Series 1997A, 0.000%, 1/15/35 - NPFG Insured

        7,250   San Jose-Evergreen Community College District, Santa Clara         9/15 at 100.00          Aa1            2,273,600
                   County, California, General Obligation Bonds, Series
                   2005A, 0.000%, 9/01/29 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
      178,930   Total California                                                                                        116,666,876
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 8.2% (5.4% OF TOTAL INVESTMENTS)

        1,600   Arkansas River Power Authority, Colorado, Power Revenue           10/16 at 100.00          BBB            1,453,712
                   Bonds, Series 2006, 5.250%, 10/01/40 - SYNCORA GTY Insured

        9,440   Colorado Health Facilities Authority, Colorado, Revenue            9/16 at 100.00           AA            9,017,371
                   Bonds, Catholic Health Initiatives, Series 2006A, 4.500%,
                   9/01/38

        3,335   Colorado Health Facilities Authority, Colorado, Revenue            7/19 at 100.00           AA            3,549,574
                   Bonds, Catholic Health Initiatives, Series 2009A, 5.500%,
                   7/01/34

        1,150   Colorado Health Facilities Authority, Revenue Bonds, Poudre        9/18 at 102.00          AAA            1,166,135
                   Valley Health System, Series 2005C, 5.250%, 3/01/40 - AGM
                   Insured

        3,300   Denver City and County, Colorado, Airport Revenue Bonds,          11/16 at 100.00           A+            3,466,914
                   Series 2006, 5.000%, 11/15/24 - FGIC Insured

                Denver, Colorado, Airport Revenue Bonds, Series 2006:
        5,365      5.000%, 11/15/23 - FGIC Insured (UB)                           11/16 at 100.00           A+            5,668,820
        4,335      5.000%, 11/15/25 - FGIC Insured (UB)                           11/16 at 100.00           A+            4,531,506

        2,000   Denver Convention Center Hotel Authority, Colorado, Senior        11/16 at 100.00         BBB-            1,636,840
                   Revenue Bonds, Convention Center Hotel, Series 2006,
                   4.750%, 12/01/35 - SYNCORA GTY Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue
                Bonds, Series 1997B:
        2,650      0.000%, 9/01/16 - NPFG Insured                                    No Opt. Call            A            1,929,624
        8,645      0.000%, 9/01/26 - NPFG Insured                                    No Opt. Call            A            3,040,533

                                                           Nuveen Investments 29

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       1,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,    9/10 at 102.00          AAA     $      1,038,150
                   Series 2000A, 5.750%, 9/01/35 (Pre-refunded 9/01/10) - NPFG
                   Insured

                E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
                Series 2000B:
        7,500      0.000%, 9/01/29 - NPFG Insured                                    No Opt. Call            A            2,124,900
       10,000      0.000%, 9/01/31 - NPFG Insured                                    No Opt. Call            A            2,445,900
       10,000      0.000%, 9/01/32 - NPFG Insured                                    No Opt. Call            A            2,289,700

                Platte River Power Authority, Colorado, Power Revenue Refunding
                Bonds, Series 2002EE:
        1,030      5.375%, 6/01/17 (Pre-refunded 6/01/12)                          6/12 at 100.00       AA (4)            1,128,664
        4,890      5.375%, 6/01/18 (Pre-refunded 6/01/12)                          6/12 at 100.00       AA (4)            5,358,413

                Platte River Power Authority, Colorado, Power Revenue Refunding
                Bonds, Series 2002EE:
          970      5.375%, 6/01/17                                                 6/12 at 100.00           AA            1,046,446
          110      5.375%, 6/01/18                                                 6/12 at 100.00           AA              117,845
------------------------------------------------------------------------------------------------------------------------------------
       77,320   Total Colorado                                                                                           51,011,047
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,200   District of Columbia Housing Finance Agency, GNMA/FNMA Single      6/10 at 100.00          AAA            1,212,036
                   Family Mortgage Revenue Bonds, Series 1997B, 5.900%,
                   12/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 4.4% (2.9% OF TOTAL INVESTMENTS)

        2,770   Florida Housing Finance Corporation, Housing Revenue Bonds,       12/10 at 100.00          AAA            2,783,130
                   Stratford Point Apartments, Series 2000O-1, 5.850%, 12/01/31
                   - AGM Insured (Alternative Minimum Tax)

       14,730   South Miami Health Facilities Authority, Florida, Hospital         8/17 at 100.00          AA-           14,473,993
                   Revenue, Baptist Health System Obligation Group, Series
                   2007, 5.000%, 8/15/42 (UB)

       10,130   Tampa, Florida, Healthcare System Revenue Bonds, Allegany          6/10 at 100.00          Aaa           10,280,937
                   Health System - St. Mary's Hospital, Series 1993, 5.125%,
                   12/01/23 - NPFG Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
       27,630   Total Florida                                                                                            27,538,060
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 1.3% (0.9% OF TOTAL INVESTMENTS)

        4,000   Augusta, Georgia, Water and Sewerage Revenue Bonds, Series        10/14 at 100.00          AAA            4,163,560
                   2004, 5.250%, 10/01/39 - AGM Insured

        2,900   Coffee County Hospital Authority, Georgia, Revenue Bonds,         12/14 at 100.00         BBB-            2,669,885
                   Coffee County Regional Medical Center, Series 2004, 5.000%,
                   12/01/26

        1,250   DeKalb County Hospital Authority, Georgia, Revenue Anticipation    9/20 at 100.00          N/R            1,255,613
                   Certificates, DeKalb Medical Center, Inc. Project, Series
                   2010, 6.000%, 9/01/30 (WI/DD, Settling 5/03/10)
------------------------------------------------------------------------------------------------------------------------------------
        8,150   Total Georgia                                                                                             8,089,058
------------------------------------------------------------------------------------------------------------------------------------

                HAWAII - 0.4% (0.3% OF TOTAL INVESTMENTS)

        2,215   Hawaii Housing and Community Development Corporation, GNMA         7/10 at 102.00      N/R (4)            2,283,045
                   Collateralized Multifamily Housing Revenue Bonds, Sunset
                   Villas, Series 2000, 5.700%, 7/20/31 (Pre-refunded 7/20/10)

          285   Hawaii Housing Finance and Development Corporation, Single         7/10 at 100.00          AAA              288,662
                   Family Mortgage Purchase Revenue Bonds, Series 1997A,
                   5.750%, 7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Hawaii                                                                                              2,571,707
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 16.5% (10.9% OF TOTAL INVESTMENTS)

        4,345   Chicago Board of Education, Illinois, Unlimited Tax General          No Opt. Call          Aa2            1,601,133
                   Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                   0.000%, 12/01/28 - FGIC Insured

        4,260   Chicago Board of Education, Illinois, Unlimited Tax General          No Opt. Call          Aa2            1,305,690
                   Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                   0.000%, 12/01/31 - FGIC Insured

        5,865   Chicago, Illinois, General Obligation Bonds, Neighborhoods         7/10 at 101.00          AAA            5,985,115
                   Alive 21 Program, Series 2000A, 6.500%, 1/01/35
                   (Pre-refunded 7/01/10) - FGIC Insured

        5,000   Chicago, Illinois, Second Lien Passenger Facility Charge           1/11 at 101.00           A2            4,952,250
                   Revenue Bonds, O'Hare International Airport, Series 2001A,
                   5.375%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

        1,500   Illinois Finance Authority, Revenue Bonds, Central DuPage         11/19 at 100.00           AA            1,564,245
                   Health, Series 2009B, 5.500%, 11/01/39

        2,000   Illinois Finance Authority, Revenue Bonds, Children's Memorial     8/18 at 100.00          AAA            2,012,120
                   Hospital, Series 2008A, 5.250%, 8/15/47 - AGC Insured (UB)

        8,395   Illinois Finance Authority, Revenue Bonds, Loyola University of    7/17 at 100.00          Aa1            8,850,765
                   Chicago, Tender Option Bond Trust 1137, 9.186%, 7/01/46 (IF)

        2,500   Illinois Finance Authority, Revenue Bonds, Silver Cross            8/19 at 100.00          BBB            2,661,100
                   Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38

30 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       4,000   Illinois Finance Authority, Revenue Refunding Bonds, Silver        8/18 at 100.00          BBB     $      4,091,280
                   Cross Hospital and Medical Centers, Series 2008A, 6.000%,
                   8/15/23

        6,000   Illinois Health Facilities Authority, Revenue Bonds, Condell       5/12 at 100.00          Aaa            6,586,860
                   Medical Center, Series 2002, 5.750%, 5/15/22 (Pre-refunded
                   5/15/12)

        6,165   Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush    8/10 at 100.00            A            6,168,083
                   Lincoln Health Center, Series 1996B, 5.750%, 2/15/22

       10,740   Lake and McHenry Counties Community Unit School District 118,       1/15 at 66.94          Aa3            5,827,417
                   Wauconda, Illinois, General Obligation Bonds, Series 2005B,
                   0.000%, 1/01/23 - AGM Insured

        1,090   Metropolitan Pier and Exposition Authority, Illinois, Revenue        No Opt. Call           A1              638,958
                   Bonds, McCormick Place Expansion Project, Series 1993A,
                   0.000%, 6/15/21 - FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1999A:
       13,455      5.500%, 12/15/24 - FGIC Insured                                 6/10 at 101.00          AAA           13,638,661
       10,430      5.250%, 12/15/28 - FGIC Insured                                 6/10 at 101.00          AAA           10,541,914

        3,175   Metropolitan Pier and Exposition Authority, Illinois, Revenue        No Opt. Call          AAA              502,698
                   Bonds, McCormick Place Expansion Project, Series 2002A,
                   0.000%, 6/15/41 - NPFG Insured

        6,000   Metropolitan Pier and Exposition Authority, Illinois, Revenue        No Opt. Call           A1            2,871,840
                   Refunding Bonds, McCormick Place Expansion Project, Series
                   1996A, 0.000%, 6/15/24 - NPFG Insured

        4,600   Regional Transportation Authority, Cook, DuPage, Kane, Lake,         No Opt. Call          Aa2            5,653,906
                   McHenry and Will Counties, Illinois, General Obligation
                   Bonds, Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

        1,940   University of Illinois, Auxiliary Facilities Systems Revenue       4/13 at 100.00          AA-            1,998,549
                   Bonds, Series 2003A, 5.000%, 4/01/23 - AMBAC Insured

        7,500   Valley View Public Schools, Community Unit School District 365U      No Opt. Call           AA            3,535,725
                   of Will County, Illinois, General Obligation Bonds, Series
                   2005, 0.000%, 11/01/25 - NPFG Insured

       23,125   Will County Community High School District 210 Lincoln-Way,          No Opt. Call          Aa2           12,059,688
                   Illinois, General Obligation Bonds, Series 2006, 0.000%,
                   1/01/24 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
      132,085   Total Illinois                                                                                          103,047,997
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 3.4% (2.2% OF TOTAL INVESTMENTS)

        1,810   Hospital Authority of Delaware County, Indiana, Hospital           8/10 at 100.00          N/R            1,762,126
                   Revenue Refunding Bonds, Cardinal Health System, Series
                   1997, 5.000%, 8/01/16 - AMBAC Insured

        4,030   Indiana Finance Authority Health System Revenue Bonds, Sisters    11/19 at 100.00          Aa3            4,117,693
                   of St. Francis Health Services, Inc. Obligated Group, Series
                   2009, 5.250%, 11/01/39

        6,000   Indiana Finance Authority, Revenue Bonds, Trinity Health Care     12/19 at 100.00           AA            6,223,920
                   Group, Refunding Series 2009A, 5.250%, 12/01/38

        5,205   Indiana Health Facility Financing Authority, Hospital Revenue      8/10 at 101.50       A+ (4)            5,361,254
                   Bonds, Clarian Health Obligated Group, Series 2000A, 5.500%,
                   2/15/30 (Pre-refunded 8/15/10) - NPFG Insured

        2,435   Indiana Health Facility Financing Authority, Revenue Bonds,        3/17 at 100.00          BBB            2,387,931
                   Community Foundation of Northwest Indiana, Series 2007,
                   5.500%, 3/01/37

        1,005   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,      8/10 at 100.50          BB+              997,653
                   Madison Center Inc., Series 1999, 5.450%, 2/15/12
------------------------------------------------------------------------------------------------------------------------------------
       20,485   Total Indiana                                                                                            20,850,577
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        6,300   Iowa Tobacco Settlement Authority, Asset Backed Settlement         6/15 at 100.00          BBB            4,682,160
                   Revenue Bonds, Series 2005C, 5.375%, 6/01/38

          250   Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue    6/17 at 100.00          BBB              224,180
                   Bonds, Series 2005B, 5.600%, 6/01/34
------------------------------------------------------------------------------------------------------------------------------------
        6,550   Total Iowa                                                                                                4,906,340
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,750   Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and    6/14 at 100.00            A            1,780,100
                   Electric Company, Series 2004, 5.300%, 6/01/31 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 31

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.4% (0.9% OF TOTAL INVESTMENTS)

$       6,015   Kentucky Economic Development Finance Authority, Hospital          6/20 at 100.00         Baa2    $       6,206,397
                   Facilities Revenue Bonds, Owensboro Medical Health System,
                   Series 2010B, 6.375%, 3/01/40

        1,500   Kentucky Economic Development Finance Authority, Hospital          8/19 at 100.00          Aa3            1,622,235
                   Revenue Bonds, Baptist Healthcare System, Series 2009A,
                   5.375%, 8/15/24

        1,000   Kentucky Economic Development Finance Authority, Louisville        6/18 at 100.00          AAA            1,098,560
                   Arena Project Revenue Bonds, Louisville Arena Authority,
                   Inc., Series 2008-A1, 6.000%, 12/01/33 - AGC Insured
------------------------------------------------------------------------------------------------------------------------------------
        8,515   Total Kentucky                                                                                            8,927,192
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 13.6% (8.9% OF TOTAL INVESTMENTS)

       13,500   DeSoto Parish, Louisiana, Pollution Control Revenue Refunding      9/10 at 101.00          BBB           13,539,015
                   Bonds, Cleco Utility Group Inc. Project, Series 1999,
                   5.875%, 9/01/29 - AMBAC Insured

                Louisiana Public Facilities Authority, Extended Care Facilities
                Revenue Bonds, Comm-Care Corporation Project, Series 1994:
          520      11.000%, 2/01/14 (ETM)                                            No Opt. Call      N/R (4)              626,938
        4,745      11.000%, 2/01/14 (ETM)                                            No Opt. Call      N/R (4)            5,720,809

        6,650   Louisiana Public Facilities Authority, Revenue Bonds, Baton        7/14 at 100.00            A            6,656,916
                   Rouge General Hospital, Series 2004, 5.250%, 7/01/33 - NPFG
                   Insured

        9,000   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner      5/17 at 100.00         Baa1            8,177,220
                   Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47

           28   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,          5/16 at 100.00           AA               26,657
                   Residuals 660-1, 15.661%, 5/01/41 - FGIC Insured (IF)

                Louisiana State, Gasoline Tax Revenue Bonds, Series 2006A:
       20,690      4.500%, 5/01/41 - FGIC Insured (UB)                             5/16 at 100.00          Aa1           20,383,581
       10,000      5.000%, 5/01/41 - FGIC Insured (UB)                             5/16 at 100.00          Aa1           10,129,200

                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
        8,250      5.500%, 5/15/30                                                 5/11 at 101.00          BBB            8,260,808
       11,855      5.875%, 5/15/39                                                 5/11 at 101.00          BBB           11,493,660
------------------------------------------------------------------------------------------------------------------------------------
       85,238   Total Louisiana                                                                                          85,014,804
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 2.4% (1.6% OF TOTAL INVESTMENTS)

          620   Massachusetts Health and Educational Facilities Authority,         7/18 at 100.00           A3              603,155
                   Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%,
                   7/01/33

        1,750   Massachusetts Health and Educational Facilities Authority,         7/10 at 100.50         BBB+            1,627,325
                   Revenue Bonds, UMass Memorial Healthcare, Series 1998A,
                   5.000%, 7/01/28 - AMBAC Insured

        2,300   Massachusetts Health and Educational Facilities Authority,         7/19 at 100.00          BBB            2,346,575
                   Revenue Refunding Bonds, Suffolk University Issue, Series
                   2009A, 5.750%, 7/01/39

                Massachusetts Turnpike Authority, Metropolitan Highway System
                Revenue Bonds, Senior Series 1997A:
        1,975      5.000%, 1/01/12                                                 7/10 at 100.00            A            1,980,609
        2,000      5.125%, 1/01/17 - NPFG Insured                                  7/10 at 100.00            A            2,002,300
        1,095      5.000%, 1/01/27 - NPFG Insured                                  7/10 at 100.00            A            1,095,110
        5,550      5.000%, 1/01/37 - NPFG Insured                                  7/10 at 100.00            A            5,550,111
------------------------------------------------------------------------------------------------------------------------------------
       15,290   Total Massachusetts                                                                                      15,205,185
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 2.0% (1.3% OF TOTAL INVESTMENTS)

                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, Detroit Medical Center Obligated Group, Series 1998A:
        4,995      5.250%, 8/15/23                                                 8/10 at 100.00          Ba3            4,277,069
        3,000      5.250%, 8/15/28                                                 8/10 at 100.00          BB-            2,379,060

        3,275   Michigan State Hospital Finance Authority, Revenue Refunding       8/10 at 100.00          BB-            3,249,815
                   Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                   6.500%, 8/15/18

        3,050   Michigan Tobacco Settlement Finance Authority, Tobacco             6/18 at 100.00         Baa3            2,836,836
                   Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%,
                   6/01/42
------------------------------------------------------------------------------------------------------------------------------------
       14,320   Total Michigan                                                                                           12,742,780
------------------------------------------------------------------------------------------------------------------------------------

32 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.8% (0.5% OF TOTAL INVESTMENTS)

$       5,000   Minneapolis-St. Paul Metropolitan Airports Commission,             1/11 at 100.00         A (4)    $      5,166,250
                   Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                   5.250%, 1/01/32 (Pre-refunded 1/01/11) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 0.9% (0.6% OF TOTAL INVESTMENTS)

       12,005   Kansas City Municipal Assistance Corporation, Missouri,              No Opt. Call           AA-           4,263,336
                   Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 -
                   AMBAC Insured

           85   Missouri Housing Development Commission, Single Family Mortgage    9/10 at 101.00           AAA              90,283
                   Revenue Bonds, Homeownership Loan Program, Series 2000A-1,
                   7.500%, 3/01/31 (Alternative Minimum Tax)

        1,500   Missouri-Illinois Metropolitan District Bi-State Development      10/13 at 100.00           AAA           1,515,420
                   Agency, Mass Transit Sales Tax Appropriation Bonds,
                   Metrolink Cross County Extension Project, Series 2002B,
                   5.000%, 10/01/32 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       13,590   Total Missouri                                                                                            5,869,039
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 6.2% (4.1% OF TOTAL INVESTMENTS)

       15,000   Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien      1/20 at 100.00           Aa3          15,935,850
                   Series 2010B, 5.750%, 7/01/42

        7,310   Clark County, Nevada, Limited Tax General Obligation Bank          7/10 at 100.00           Aaa           7,374,986
                   Bonds, Series 2000, 5.500%, 7/01/19 (Pre-refunded 7/01/10)

        7,500   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,      7/10 at 101.00       Aa3 (4)           7,648,050
                   Series 1999A, 6.000%, 7/01/29 (Pre-refunded 7/01/10) - NPFG
                   Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier,
                Series 2000:
        3,025      0.000%, 1/01/16 - AMBAC Insured                                   No Opt. Call          Caa2             685,465
        7,910      5.375%, 1/01/40 - AMBAC Insured (5)                             7/10 at 100.00          Caa2           2,540,613

        3,750   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,    7/17 at 100.00           AA+           4,311,000
                   Catholic Healthcare West, Series 2007B, Trust 2633, 18.667%,
                   7/01/31 - BHAC Insured (IF)

          235   Nevada Housing Division, Single Family Mortgage Bonds, Senior     10/10 at 100.00           Aaa             234,981
                   Series 1997C-2, 5.750%, 4/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       44,730   Total Nevada                                                                                             38,730,945
------------------------------------------------------------------------------------------------------------------------------------

                NEW HAMPSHIRE - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,500   New Hampshire Business Finance Authority, Revenue Bonds, Elliot   10/19 at 100.00          BBB+           1,526,205
                   Hospital Obligated Group Issue, Series 2009A, 6.125%,
                   10/01/39
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 3.5% (2.3% OF TOTAL INVESTMENTS)

       15,000   New Jersey Transportation Trust Fund Authority, Transportation       No Opt. Call           AA-           4,499,550
                   System Bonds, Series 2006C, 0.000%, 12/15/30 - FGIC Insured

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
       10,970      5.750%, 6/01/32 (Pre-refunded 6/01/12)                          6/12 at 100.00           AAA          11,758,195
        5,050      6.125%, 6/01/42 (Pre-refunded 6/01/12)                          6/12 at 100.00           AAA           5,609,086
------------------------------------------------------------------------------------------------------------------------------------
       31,020   Total New Jersey                                                                                         21,866,831
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 1.2% (0.8% OF TOTAL INVESTMENTS)

        7,500   Farmington, New Mexico, Pollution Control Revenue Refunding       10/10 at 100.00          Baa3           7,500,375
                   Bonds, Public Service Company of New Mexico - San Juan
                   Project, Series 1997B, 5.800%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 3.9% (2.5% OF TOTAL INVESTMENTS)

        7,000   Metropolitan Transportation Authority, New York, State Service     7/12 at 100.00           AA-           7,157,290
                   Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

        4,975   New York City Industrial Development Agency, New York, Special     6/10 at 101.00           BB-           3,691,749
                   Facilities Revenue Bonds, British Airways PLC, Series 1998,
                   5.250%, 12/01/32 (Alternative Minimum Tax)

        3,000   New York City Industrial Development Agency, New York, Special    12/12 at 101.00           BB-           2,985,300
                   Facilities Revenue Bonds, British Airways PLC, Series 2002,
                   7.625%, 12/01/32 (Alternative Minimum Tax)

       10,000   New York City Municipal Water Finance Authority, New York,        12/14 at 100.00           AAA          10,336,900
                   Water and Sewerage System Revenue Bonds, Series 2004B,
                   5.000%, 6/15/36 - AGM Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       24,975   Total New York                                                                                           24,171,239
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 33

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 2.8% (1.9% OF TOTAL INVESTMENTS)

$       3,000   North Carolina Eastern Municipal Power Agency, Power System        1/16 at 100.00            A-    $      3,189,930
                   Revenue Bonds, Series 2005, 5.250%, 1/01/20 - AMBAC Insured

        1,025   North Carolina Housing Finance Agency, Home Ownership Revenue      7/10 at 100.00            AA           1,025,482
                   Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 -
                   AMBAC Insured (Alternative Minimum Tax)

        4,035   North Carolina Housing Finance Agency, Home Ownership Revenue      7/10 at 100.00            AA           4,038,995
                   Bonds, 1998 Trust Agreement, Series 7A, 6.250%, 1/01/29
                   (Alternative Minimum Tax)

        3,765   North Carolina Housing Finance Agency, Home Ownership Revenue      7/10 at 100.00            AA           3,767,410
                   Bonds, 1998 Trust Agreement, Series 9A, 5.875%, 7/01/31
                   (Alternative Minimum Tax)

        3,500   North Carolina Medical Care Commission, Healthcare Facilities      6/19 at 100.00            AA           3,566,395
                   Revenue Bonds, Duke University Health System, Series 2009A,
                   5.000%, 6/01/42

        1,900   North Carolina Turnpike Authority, Triangle Expressway System      1/19 at 100.00           AAA           2,039,175
                   Revenue Bonds, Series 2009A, 5.750%, 1/01/39 - AGC Insured
------------------------------------------------------------------------------------------------------------------------------------
       17,225   Total North Carolina                                                                                     17,627,387
------------------------------------------------------------------------------------------------------------------------------------

                NORTH DAKOTA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        2,250   Ward County Health Care, North Dakota, Revenue Bonds, Trinity      7/16 at 100.00          BBB+           2,047,163
                   Obligated Group, Series 2006, 5.125%, 7/01/25
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 6.4% (4.2% OF TOTAL INVESTMENTS)

        4,630   Akron, Bath and Copley Joint Township Hospital District, Ohio,     5/10 at 101.00          Baa1           4,643,242
                   Hospital Facilities Revenue Bonds, Summa Health System,
                   Series 1998A, 5.375%, 11/15/18

       10,000   American Municipal Power Ohio Inc., General Revenue Bonds,         2/18 at 100.00            A1          10,269,300
                   Prairie State Energy Campus Project Series 2008A, 5.250%,
                   2/15/43

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                2007A-2:
          855      5.125%, 6/01/24                                                 6/17 at 100.00           BBB             789,849
        2,700      5.875%, 6/01/30                                                 6/17 at 100.00           BBB           2,286,333
        9,135      5.750%, 6/01/34                                                 6/17 at 100.00           BBB           7,187,509
        3,920      6.000%, 6/01/42                                                 6/17 at 100.00           BBB           3,029,650
        5,895      5.875%, 6/01/47                                                 6/17 at 100.00           BBB           4,424,905

        5,150   Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco      6/22 at 100.00           BBB           3,481,143
                   Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                   2007A-3, 0.000%, 6/01/37

        1,010   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities       8/10 at 100.00           Aaa           1,065,025
                   Program Residential Mortgage Revenue Bonds, Series 2000D,
                   5.450%, 9/01/31 (Alternative Minimum Tax)

        2,650   Ohio, General Obligation Bonds, Higher Education, Series 2003A,    5/13 at 100.00           AA+           2,763,367
                   5.000%, 5/01/22
------------------------------------------------------------------------------------------------------------------------------------
       45,945   Total Ohio                                                                                               39,940,323
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,675   Oklahoma Development Finance Authority, Health System Revenue      8/18 at 100.00           AA-           1,746,891
                   Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%,
                   8/15/38

       12,000   Oklahoma Development Finance Authority, Revenue Bonds, Saint       2/17 at 100.00             A          11,187,480
                   John Health System, Series 2007, 5.000%, 2/15/42

        2,000   Oklahoma Municipal Power Authority, Power Supply System Revenue    1/17 at 100.00             A           1,868,140
                   Bonds, Series 2007, 4.500%, 1/01/47 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       15,675   Total Oklahoma                                                                                           14,802,511
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 0.5% (0.3% OF TOTAL INVESTMENTS)

        3,000   Oregon State Facilities Authority, Revenue Bonds, Willamette      10/17 at 100.00             A           2,864,490
                   University, Series 2007A, 5.000%, 10/01/36
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,000   Allegheny County Hospital Development Authority, Pennsylvania,       No Opt. Call           Aa3           5,139,750
                   University of Pittsburgh Medical Center Revenue Bonds, Series
                   2009A, 5.625%, 8/15/39

          585   Carbon County Industrial Development Authority, Pennsylvania,        No Opt. Call          BBB-             584,994
                   Resource Recovery Revenue Refunding Bonds, Panther Creek
                   Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                   Minimum Tax)

        1,250   Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series   12/18 at 100.00           AAA           1,276,188
                   2008, 5.000%, 12/01/43 - AGM Insured

34 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       1,500   Pennsylvania Housing Finance Agency, Single Family Mortgage       10/16 at 100.00           AA+    $      1,424,970
                   Revenue Bonds, Series 2006A, 4.650%, 10/01/31 (Alternative
                   Minimum Tax) (UB)

        2,600   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series  12/14 at 100.00           Aa3           2,741,882
                   2004A, 5.500%, 12/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       10,935   Total Pennsylvania                                                                                       11,167,784
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 6.5% (4.3% OF TOTAL INVESTMENTS)

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,         7/15 at 100.00            A3           5,083,850
                   Series 2005RR, 5.000%, 7/01/26 - SYNCORA GTY Insured

       10,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,         7/20 at 100.00            A3          10,731,600
                   Series 2010XX, 5.750%, 7/01/36

       10,070   Puerto Rico Highway and Transportation Authority, Highway            No Opt. Call            A3           9,950,671
                   Revenue Bonds, Series 2007N, 5.250%, 7/01/39 - FGIC Insured

       10,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     8/19 at 100.00            A+          10,848,300
                   Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42

        4,000   Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%,       7/10 at 100.00             A           4,007,360
                   7/01/19 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       39,070   Total Puerto Rico                                                                                        40,621,781
------------------------------------------------------------------------------------------------------------------------------------

                RHODE ISLAND - 1.3% (0.8% OF TOTAL INVESTMENTS)

        1,235   Rhode Island Health and Educational Building Corporation,          5/10 at 100.00             A           1,236,630
                   Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                   Series 1996, 5.500%, 5/15/16 - NPFG Insured

        7,000   Rhode Island Housing and Mortgage Finance Corporation,            10/14 at 100.00           AA+           6,733,790
                   Homeownership Opportunity Bond Program, Series 50A, 4.650%,
                   10/01/34
------------------------------------------------------------------------------------------------------------------------------------
        8,235   Total Rhode Island                                                                                        7,970,420
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 3.2% (2.1% OF TOTAL INVESTMENTS)

       10,000   Greenville County School District, South Carolina, Installment    12/12 at 101.00        AA (4)          11,384,000
                   Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20
                   (Pre-refunded 12/01/12)

        2,500   Lexington County Health Service District, South Carolina,         11/13 at 100.00        A+ (4)           2,874,650
                   Hospital Revenue Refunding and Improvement Bonds, Series
                   2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation Fee    6/14 at 100.00            A+           2,973,960
                   Revenue Bonds, Series 2004A, 5.000%, 6/01/36 - FGIC Insured

        1,220   Piedmont Municipal Power Agency, South Carolina, Electric            No Opt. Call             A             633,509
                   Revenue Bonds, Series 2004A-2, 0.000%, 1/01/23 - FGIC Insured

        2,125   South Carolina Public Service Authority, Revenue Refunding         7/13 at 100.00           Aa2           2,311,915
                   Bonds, Santee Cooper Electric System, Series 2003A, 5.000%,
                   1/01/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       18,845   Total South Carolina                                                                                     20,178,034
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH DAKOTA - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,945   South Dakota Health and Educational Facilities Authority,          5/17 at 100.00           AA-           2,940,406
                   Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 4.0% (2.6% OF TOTAL INVESTMENTS)

        6,000   Knox County Health, Educational and Housing Facilities Board,      4/12 at 101.00            A1           6,364,440
                   Tennessee, Hospital Revenue Bonds, Baptist Health System of
                   East Tennessee Inc., Series 2002, 6.500%, 4/15/31

       20,415   Knox County Health, Educational and Housing Facilities Board,       1/13 at 75.87           AAA          13,902,003
                   Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                   Series 2002A, 0.000%, 1/01/18 - AGM Insured

        1,750   Metropolitan Government of Nashville-Davidson County, Tennessee,   5/11 at 100.00           AA+           1,787,293
                   Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26

        2,000   Sullivan County Health Educational and Housing Facilities Board,   3/13 at 100.00           N/R           1,854,900
                   Tennessee, Revenue Bonds, Wellmont Health System, Refunding
                   Series 200A, 5.486%, 9/01/32

        1,500   Sumner County Health, Educational, and Housing Facilities Board,  11/17 at 100.00           N/R             974,100
                   Tennessee, Revenue Refunding Bonds, Sumner Regional Health
                   System Inc., Series 2007, 5.500%, 11/01/46 (7)
------------------------------------------------------------------------------------------------------------------------------------
       31,665   Total Tennessee                                                                                          24,882,736
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 14.1% (9.2% OF TOTAL INVESTMENTS)

        2,000   Abilene Higher Education Authority, Inc., Texas, Student Loan      5/10 at 100.00           Aa3           2,003,300
                   Revenue Bonds, Subordinate Series 1998B, 5.050%, 7/01/13
                   (Alternative Minimum Tax)

                                                           Nuveen Investments 35

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$     11,810    Brazos River Authority, Texas, Pollution Control Revenue             No Opt. Call          CCC     $     11,490,185
                   Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%,
                   5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)

       6,000    Brazos River Authority, Texas, Revenue Refunding Bonds, Houston      No Opt. Call         BBB+            5,564,280
                   Lighting and Power Company, Series 1998, 5.050%, 11/01/18 -
                   AMBAC Insured (Alternative Minimum Tax)

       2,000    Capital Area Cultural Education Facilities Finance Corporation,    4/20 at 100.00          Aaa            2,010,940
                   Texas, Revenue Bonds, The Roman Catholic Diocese of Austin,
                   Series 2005B. Remarketed, 6.125%, 4/01/45

       4,250    Ennis Independent School District, Ellis County, Texas, General     8/16 at 60.73          Aaa            1,955,298
                   Obligation Bonds, Series 2006, 0.000%, 8/15/26

       8,400    Gulf Coast Waste Disposal Authority, Texas, Waste Disposal        10/10 at 100.50          BBB            8,025,528
                   Revenue Bonds, Valero Energy Corporation, Series 1999,
                   5.700%, 4/01/32 (Alternative Minimum Tax)

       7,500    Harris County Health Facilities Development Corporation, Texas,   11/13 at 100.00           AA            7,596,825
                   Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                   5.000%, 11/15/30 - NPFG Insured

       1,540    Houston Community College System, Texas, Limited Tax General       2/13 at 100.00          AA+            1,576,529
                   Obligation Bonds, Series 2003, 5.000%, 2/15/28 - AMBAC
                   Insured (UB)

       3,460    Houston Community College System, Texas, Limited Tax General       2/13 at 100.00      AA+ (4)            3,829,424
                   Obligation Bonds, Series 2003, 5.000%, 2/15/28 (Pre-refunded
                   2/15/13) - AMBAC Insured

                Houston, Texas, Water Conveyance System Contract, Certificates
                of Participation, Series 1993A-J:
       5,490       6.800%, 12/15/10 - AMBAC Insured                                  No Opt. Call          N/R            5,665,735
       2,000       6.800%, 12/15/11 - AMBAC Insured                                  No Opt. Call          N/R            2,151,500

       9,345    Leander Independent School District, Williamson and Travis          8/15 at 35.34          AA-            2,525,019
                   Counties, Texas, General Obligation Bonds, Series 2005,
                   0.000%, 8/15/34 - FGIC Insured

      16,305    Matagorda County Navigation District 1, Texas, Revenue Bonds,      5/10 at 100.50         BBB-           16,078,197
                   Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30
                   (Alternative Minimum Tax)

                North Texas Thruway Authority, First Tier System Revenue
                Refunding Bonds, Capital Appreciation Series 2008I:
       2,555       0.000%, 1/01/42 - AGC Insured                                   1/25 at 100.00          AAA            1,939,807
       7,000       0.000%, 1/01/43                                                 1/25 at 100.00           A2            5,399,660

       3,425    Sabine River Authority, Texas, Pollution Control Revenue             No Opt. Call          CCC            3,339,238
                   Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%,
                   5/01/22 (Mandatory put 11/01/11)

       4,700    Sam Rayburn Municipal Power Agency, Texas, Power Supply System    10/12 at 100.00         Baa2            4,825,020
                   Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21

       3,000    Wylie Independent School District, Taylor County, Texas, General    8/15 at 74.57          AAA            1,824,390
                   Obligation Bonds, Series 2005, 0.000%, 8/15/21
------------------------------------------------------------------------------------------------------------------------------------
     100,780    Total Texas                                                                                              87,800,875
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 0.5% (0.3% OF TOTAL INVESTMENTS)

       3,000    Riverton, Utah, Hospital Revenue Bonds, IHC Health Services,       8/19 at 100.00          AA+            3,062,400
                   Inc., Series 2009, 5.000%, 8/15/41
------------------------------------------------------------------------------------------------------------------------------------

                VIRGIN ISLANDS - 0.3% (0.2% OF TOTAL INVESTMENTS)

       1,480    Virgin Islands Public Finance Authority, Matching Fund Revenue    10/19 at 100.00          BBB            1,613,141
                   Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 0.4% (0.3% OF TOTAL INVESTMENTS)

       2,855    Tobacco Settlement Financing Corporation of Virginia, Tobacco      6/17 at 100.00          BBB            1,791,684
                   Settlement Asset-Backed Bonds, Series 2007B2, 0.000%, 6/01/46

         940    Virginia Port Authority, Port Facilities Revenue Refunding         7/19 at 100.00          Aa3              973,502
                   Bonds, Series 2010, 5.000%, 7/01/40 (WI/DD, Settling 5/06/10)
------------------------------------------------------------------------------------------------------------------------------------
       3,795    Total Virginia                                                                                            2,765,186
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 9.3% (6.1% OF TOTAL INVESTMENTS)

       1,260    Central Puget Sound Regional Transit Authority, Washington,        8/10 at 100.00          AAA            1,260,479
                   Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999,
                   4.750%, 2/01/28 - FGIC Insured

       5,665    Chelan County Public Utility District 1, Washington, Hydro         7/12 at 100.00           AA            5,473,750
                   Consolidated System Revenue Bonds, Series 2002B, 5.250%,
                   7/01/37 (Mandatory put 7/01/12) - AMBAC Insured (Alternative
                   Minimum Tax)

                Chelan County Public Utility District 1, Washington, Hydro
                Consolidated System Revenue Bonds, Series 2001:
      10,730       5.650%, 7/01/32 - NPFG Insured (Alternative Minimum Tax) (UB)   7/11 at 101.00           AA           10,809,508
       8,810       5.600%, 1/01/36 - NPFG Insured (Alternative Minimum Tax) (UB)   7/11 at 101.00           AA            8,848,500

36 Nuveen Investments

    PRINCIPAL                                                                      OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$      10,730   Pierce County School District 320, Sumner, Washington, Unlimited  12/10 at 100.00      Aa1 (4)     $     11,107,159
                   Tax General Obligation Bonds, Series 2000, 6.250%, 12/01/17
                   (Pre-refunded 12/01/10) - AGM Insured

       10,550   Port of Seattle, Washington, Limited Tax General Obligation       12/10 at 100.00          AAA           10,607,919
                   Bonds, Series 2000B, 5.750%, 12/01/25 (Alternative Minimum
                   Tax) (UB)

        5,000   Port of Seattle, Washington, Special Facility Revenue Bonds,       9/10 at 101.00            A            5,039,649
                   Terminal 18, Series 1999B, 6.000%, 9/01/20 - NPFG Insured
                   (Alternative Minimum Tax)

        2,000   Washington Health Care Facilities Authority, Revenue Bonds, Fred   7/19 at 100.00            A            2,065,259
                   Hutchinson Cancer Research Center, Series 2009A, 6.000%,
                   1/01/33

        2,200   Washington State Tobacco Settlement Authority, Tobacco             6/13 at 100.00          BBB            2,211,681
                   Settlement Asset-Backed Revenue Bonds, Series 2002, 6.625%,
                   6/01/32

        1,270   Washington State, Motor Vehicle Fuel Tax General Obligation          No Opt. Call          AA+              687,806
                   Bonds, Series 2003F, 0.000%, 12/01/24 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       58,215   Total Washington                                                                                         58,111,710
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,     10/11 at 100.00          BBB            5,049,299
                   Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 2.4% (1.6% OF TOTAL INVESTMENTS)

          535   Badger Tobacco Asset Securitization Corporation, Wisconsin,          No Opt. Call          AAA              585,867
                   Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%,
                   6/01/12 (ETM)

        4,920   Badger Tobacco Asset Securitization Corporation, Wisconsin,        6/12 at 100.00          AAA            5,268,483
                   Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                   6/01/27 (Pre-refunded 6/01/12)

          565   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,    11/14 at 100.00          Aa2              583,136
                   5.000%, 11/01/29 - AGM Insured

        5,000   Madison, Wisconsin, Industrial Development Revenue Refunding       4/12 at 100.00          AA-            5,052,449
                   Bonds, Madison Gas and Electric Company Projects, Series
                   2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

        3,000   Southeast Wisconsin Professional Baseball Park District, Sales       No Opt. Call          AA-            3,523,559
                   Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19 -
                   NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       14,020   Total Wisconsin                                                                                          15,013,494
------------------------------------------------------------------------------------------------------------------------------------
$   1,119,568   Total Investments (cost $939,205,356) - 152.3%                                                          950,255,547
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (10.8)%                                                                     (67,694,983)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 6.1%                                                                     38,314,132
                --------------------------------------------------------------------------------------------------------------------
                Variable Rate Demand Preferred Shares, at Liquidation Value - (47.6)% (6)                              (296,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $    624,074,696
                ====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (6) Variable  Rate  Demand  Preferred   Shares,  at  Liquidation  Value  as  a
      percentage of Total Investments is 31.2%

  (7) For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

  N/R Not rated.

WI/DD Purchased on a when-issued or delayed delivery basis.

(ETM) Escrowed to maturity.

 (IF) Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 37

NMO | Nuveen Municipal Market Opportunity Fund, Inc.
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0% (0.7% OF TOTAL INVESTMENTS)

                Henry County Water Authority, Alabama, Water Revenue Bonds,
                Series 2006:
$       1,935      5.000%, 1/01/36 - RAAI Insured                                  1/16 at 100.00          N/R    $       1,645,021
        2,485      5.000%, 1/01/41 - RAAI Insured                                  1/16 at 100.00          N/R            2,060,140

        3,000   Lauderdale County and Florence Health Authority, Alabama,          7/10 at 102.00            A            2,929,650
                   Revenue Bonds, Coffee Health Group, Series 2000A, 6.000%,
                   7/01/29 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
        7,420   Total Alabama                                                                                             6,634,811
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 1.8% (1.1% OF TOTAL INVESTMENTS)

                Alaska Housing Finance Corporation, General Housing Purpose
                Bonds, Series 2005A:
        1,125      5.250%, 12/01/34 - FGIC Insured (UB)                           12/14 at 100.00           AA            1,156,286
        1,275      5.250%, 12/01/41 - FGIC Insured (UB)                           12/14 at 100.00           AA             1,303,573

       13,025   Northern Tobacco Securitization Corporation, Alaska, Tobacco       6/14 at 100.00         Baa3            8,755,796
                   Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------
       15,425   Total Alaska                                                                                             11,215,655
------------------------------------------------------------------------------------------------------------------------------------

                ARKANSAS - 0.4% (0.2% OF TOTAL INVESTMENTS)

        2,480   Cabot School District 4, Lonoke County, Arkansas, General          8/10 at 100.00          Aa3            2,481,314
                   Obligation Refunding Bonds, Series 2003, 5.000%, 2/01/27 -
                   AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 16.7% (10.5% OF TOTAL INVESTMENTS)

       12,500   Anaheim Public Finance Authority, California, Subordinate            No Opt. Call          AAA            2,454,000
                   Lease Revenue Bonds, Public Improvement Project, Series
                   1997C, 0.000%, 9/01/35 - AGM Insured

        1,350   Antelope Valley Union High School District, Los Angeles              No Opt. Call          Aa2              418,244
                   County, California, General Obligation Bonds, Series 2004B,
                   0.000%, 8/01/29 - NPFG Insured

                Bay Area Toll Authority, California, San Francisco Bay Area
                Toll Bridge Revenue Bonds, Series 2009-F1:
        2,500      5.125%, 4/01/39                                                 4/19 at 100.00           AA            2,602,475
        2,500      5.625%, 4/01/44                                                 4/19 at 100.00           AA            2,727,675

        8,000   Beverly Hills Unified School District, Los Angeles County,           No Opt. Call          Aa1            2,349,120
                   California, General Obligation Bonds, Series 2009, 0.000%,
                   8/01/33

        7,800   California County Tobacco Securitization Agency, Tobacco                 12/18 at         Baa3            5,831,514
                   Settlement Asset-Backed Bonds, Los Angeles County                       100.00
                   Securitization Corporation, Series 2006A, 0.000%, 6/01/36

        1,350   California Educational Facilities Authority, Revenue Refunding       No Opt. Call           A2              197,019
                   Bonds, Loyola Marymount University, Series 2001A, 0.000%,
                   10/01/39 - NPFG Insured

        4,295   California Health Facilities Financing Authority, Health           3/13 at 100.00            A            4,175,084
                   Facility Revenue Bonds, Adventist Health System/West,
                   Series 2003A, 5.000%, 3/01/33

        9,000   California Health Facilities Financing Authority, Revenue          3/16 at 100.00           A+            8,816,040
                   Bonds, Kaiser Permanante System, Series 2006, 5.250%,
                   3/01/45

        7,000   California State, General Obligation Bonds, Various Purpose        3/20 at 100.00           A1            7,188,930
                   Series 2010, 5.250%, 3/01/30

        1,550   California Statewide Community Development Authority, Revenue      7/18 at 100.00          AA-            1,595,942
                   Bonds, St. Joseph Health System, Series 2007A, 5.750%,
                   7/01/47 - FGIC Insured

       25,000   California, Various Purpose General Obligation Bonds, Series       3/16 at 100.00           A1           23,639,250
                   2005, 4.750%, 3/01/35 - NPFG Insured (UB)

       10,445   Castaic Lake Water Agency, California, Certificates of               No Opt. Call           AA            3,428,989
                   Participation, Water System Improvement Project, Series
                   1999, 0.000%, 8/01/29 - AMBAC Insured

        8,365   Cupertino Union School District, Santa Clara County,                8/13 at 52.66          Aa1            3,342,821
                   California, General Obligation Bonds, Series 2003B, 0.000%,
                   8/01/26 - FGIC Insured

        5,000   Golden State Tobacco Securitization Corporation, California,       6/13 at 100.00          AAA            5,573,550
                   Enhanced Tobacco Settlement Asset-Backed Bonds, Series
                   2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) - AMBAC
                   Insured

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                Series 2005A:
        3,500      0.000%, 6/01/26 - AGM Insured                                     No Opt. Call          AAA            1,389,115
        3,000      5.000%, 6/01/45                                                 6/15 at 100.00           A2            2,746,110

        1,000   Golden State Tobacco Securitization Corporation, California,       6/17 at 100.00          BBB              698,390
                   Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                   5.125%, 6/01/47

38 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       1,500   Lincoln Unified School District, Placer County, California,          No Opt. Call          N/R    $         534,615
                   Community Facilities District 1, Special Tax Bonds, Series
                   2005, 0.000%, 9/01/26 - AMBAC Insured

          490   Los Angeles Department of Water and Power, California,            10/10 at 100.00      AA- (4)              491,651
                   Electric Plant Revenue Bonds, Second Series 1993, 4.750%,
                   10/15/20 (ETM)

          995   Los Angeles Department of Water and Power, California,             8/10 at 100.00      AA- (4)              999,020
                   Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34
                   (ETM)

        5,000   Los Angeles Department of Water and Power, California,             7/12 at 100.00           AA            5,059,150
                   Waterworks Revenue Bonds, Series 2003A, 5.125%, 7/01/40 -
                   FGIC Insured

        2,200   M-S-R Energy Authority, California, Gas Revenue Bonds,               No Opt. Call            A            2,443,166
                   Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39

       14,000   New Haven Unified School District, California, General               No Opt. Call          AAA            3,329,900
                   Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 -
                   AGC Insured

        1,000   Pajaro Valley Unified School District, Santa Cruz County,            No Opt. Call          AAA              324,080
                   California, General Obligation Bonds, Series 2005B, 0.000%,
                   8/01/29 - AGM Insured

        8,040   Placentia-Yorba Linda Unified School District, Orange County,        No Opt. Call           A+            1,682,933
                   California, Certificates of Participation, Series 2006,
                   0.000%, 10/01/34 - FGIC Insured

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A:
        5,000      5.650%, 1/15/17 - NPFG Insured                                  1/14 at 102.00            A            4,831,800
       26,000      0.000%, 1/15/35 - NPFG Insured                                    No Opt. Call            A            3,663,920

        5,000   San Jose-Evergreen Community College District, Santa Clara          9/15 at 50.47          Aa1            1,677,150
                   County, California, General Obligation Bonds, Series 2005A,
                   0.000%, 9/01/28 - NPFG Insured

        4,825   Santa Monica Community College District, Los Angeles County,        8/15 at 61.27          Aa1            2,065,969
                   California, General Obligation Bonds, Series 2005C, 0.000%,
                   8/01/25 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
      188,205   Total California                                                                                        106,277,622
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 7.1% (4.5% OF TOTAL INVESTMENTS)

        1,085   Arkansas River Power Authority, Colorado, Power Revenue Bonds,    10/16 at 100.00          BBB              985,798
                   Series 2006, 5.250%, 10/01/40 - SYNCORA GTY Insured

        3,000   Broomfield, Colorado, Master Facilities Lease Purchase             6/10 at 100.00          Aa3            3,010,200
                   Agreement, Certificates of Participation, Series 1999,
                   5.750%, 12/01/24 - AMBAC Insured

        6,285   Broomfield, Colorado, Sales and Use Tax Revenue Refunding and     12/12 at 100.00          Aa3            6,726,144
                   Improvement Bonds, Series 2002A, 5.500%, 12/01/22 - AMBAC
                   Insured

       11,465   Denver City and County, Colorado, Airport System Revenue          11/10 at 100.00           A+           11,740,275
                   Refunding Bonds, Series 2000A, 6.000%, 11/15/18 - AMBAC
                   Insured (Alternative Minimum Tax)

                E-470 Public Highway Authority, Colorado, Senior Revenue
                Bonds, Series 2000B:
        6,200      0.000%, 9/01/22 - NPFG Insured                                    No Opt. Call            A            2,918,216
        9,000      0.000%, 9/01/30 - NPFG Insured                                    No Opt. Call            A            2,365,470
       15,960      0.000%, 9/01/33 - NPFG Insured                                    No Opt. Call            A            3,413,206

       20,000   E-470 Public Highway Authority, Colorado, Senior Revenue            9/10 at 31.42          Aaa            6,274,600
                   Bonds, Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10)
                   - NPFG Insured

                E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
                Series 2004B:
        3,800      0.000%, 9/01/27 - NPFG Insured                                   9/20 at 67.94            A            1,245,298
       13,300      0.000%, 9/01/31 - NPFG Insured                                   9/20 at 53.77            A            3,253,047
        6,250      0.000%, 9/01/32 - NPFG Insured                                   9/20 at 50.83            A            1,431,063
       10,000      0.000%, 3/01/36 - NPFG Insured                                   9/20 at 41.72            A            1,782,800
------------------------------------------------------------------------------------------------------------------------------------
      106,345   Total Colorado                                                                                           45,146,117
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 1.5% (0.9% OF TOTAL INVESTMENTS)

       10,000   Washington Convention Center Authority, District of Columbia,     10/16 at 100.00           A1            9,595,600
                   Senior Lien Dedicated Tax Revenue Bonds, Series 2007A,
                   4.500%, 10/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 1.5% (1.0% OF TOTAL INVESTMENTS)

        8,025   Florida Housing Finance Corporation, Homeowner Mortgage            1/17 at 100.00          AA+            7,307,084
                   Revenue Bonds, Series 2008, Trust 1191, 8.713%, 7/01/32
                   (Alternative Minimum Tax) (IF)

                                                           Nuveen Investments 39

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$       2,500   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami         10/20 at 100.00           A2     $      2,536,750
                   International Airport, Series 2010A-1, 5.375%, 10/01/41
------------------------------------------------------------------------------------------------------------------------------------
       10,525   Total Florida                                                                                             9,843,834
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 4.1% (2.6% OF TOTAL INVESTMENTS)

       14,330   Fulton County Facilities Corporation, Georgia, Certificates of    11/10 at 101.00      AA- (4)           14,841,581
                   Participation, Public Purpose Project, Series 1999, 5.500%,
                   11/01/18 (Pre-refunded 11/01/10) - AMBAC Insured

       10,000   Gainesville and Hall County Hospital Authority, Georgia,           2/41 at 100.00           A+            9,935,800
                   Revenue Anticipation Certificates, Northeast Georgia Health
                   Services Inc., Series 2010B, 5.250%, 2/15/45

        1,245   Royston Hospital Authority, Georgia, Revenue Anticipation          7/10 at 101.00          N/R            1,141,416
                   Certificates, Ty Cobb Healthcare System Inc., Series 1999,
                   6.500%, 7/01/27
------------------------------------------------------------------------------------------------------------------------------------
       25,575   Total Georgia                                                                                            25,918,797
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 10.8% (6.8% OF TOTAL INVESTMENTS)

        4,595   Bolingbrook, Illinois, General Obligation Refunding Bonds,           No Opt. Call          Aa3            1,497,970
                   Series 2002B, 0.000%, 1/01/32 - FGIC Insured

        4,600   Chicago Board of Education, Illinois, Unlimited Tax General          No Opt. Call          Aa2            2,861,200
                   Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                   0.000%, 12/01/20 - FGIC Insured

        4,000   Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A,     7/13 at 100.00          AA+            4,045,240
                   5.000%, 1/01/33 - AMBAC Insured

        1,885   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds,           No Opt. Call          AA+            2,035,027
                   Series 1993, 5.375%, 1/01/14 - AMBAC Insured

        5,250   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B,    7/10 at 100.50            A            5,259,555
                   5.000%, 1/01/28 - NPFG Insured

       10,000   Illinois Finance Authority, Illinois, Northwestern University,    12/15 at 100.00          AAA           10,259,100
                   Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)

        3,000   Illinois Finance Authority, Revenue Bonds, Memoirial Health          No Opt. Call           A+            3,004,050
                   System, Series 2009, 5.500%, 4/01/34

        5,500   Illinois Finance Authority, Revenue Refunding Bonds, Silver        8/18 at 100.00          BBB            5,154,710
                   Cross Hospital and Medical Centers, Series 2008A, 5.500%,
                   8/15/30

        2,060   Illinois Health Facilities Authority, Revenue Bonds, Sherman       7/10 at 100.00          BBB            2,060,000
                   Health Systems, Series 1997, 5.250%, 8/01/17 - AMBAC Insured

                Lake and McHenry Counties Community Unit School District 118,
                Wauconda, Illinois, General Obligation Bonds, Series 2005B:
       10,230      0.000%, 1/01/22 - AGM Insured                                    1/15 at 70.63          Aa3            5,904,449
        6,780      0.000%, 1/01/24 - AGM Insured                                    1/15 at 63.44          Aa3            3,418,747

        1,975   Lake County Community High School District 127, Grayslake,           No Opt. Call          AAA            2,376,952
                   Illinois, General Obligation Bonds, Series 2002A, 9.000%,
                   2/01/13 - FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
        6,500      0.000%, 6/15/25 - NPFG Insured                                  6/22 at 101.00          AAA            5,180,110
        3,270      5.000%, 12/15/28 - NPFG Insured                                 6/12 at 101.00          AAA            3,318,919
        3,700      0.000%, 6/15/30 - NPFG Insured                                    No Opt. Call          AAA            1,177,673
        3,280      0.000%, 6/15/37 - NPFG Insured                                    No Opt. Call          AAA              665,086
       11,715      0.000%, 12/15/38 - NPFG Insured                                   No Opt. Call          AAA            2,174,890
        9,170      0.000%, 6/15/39 - NPFG Insured                                    No Opt. Call          AAA            1,653,076

        6,500   Metropolitan Pier and Exposition Authority, Illinois, Revenue      6/12 at 101.00          AAA            6,999,525
                   Refunding Bonds, McCormick Place Expansion Project, Series
                   2002B, 5.750%, 6/15/23 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
      104,010   Total Illinois                                                                                           69,046,279
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 2.7% (1.7% OF TOTAL INVESTMENTS)

        4,695   Indiana Educational Facilities Authority, Revenue Bonds, Butler    2/11 at 100.00            A            4,770,214
                   University, Series 2001, 5.500%, 2/01/26 - NPFG Insured

        4,030   Indiana Finance Authority Health System Revenue Bonds, Sisters    11/19 at 100.00          Aa3            4,117,693
                   of St. Francis Health Services, Inc. Obligated Group, Series
                   2009, 5.250%, 11/01/39

        6,000   Indiana Finance Authority, Revenue Bonds, Trinity Health Care     12/19 at 100.00           AA            6,223,920
                   Group, Refunding Series 2009A, 5.250%, 12/01/38

        2,000   Petersburg, Indiana, Pollution Control Revenue Refunding Bonds,    8/11 at 102.00           A3            2,049,820
                   Indianapolis Power and Light Company, Series 1991, 5.750%,
                   8/01/21
------------------------------------------------------------------------------------------------------------------------------------
       16,725   Total Indiana                                                                                            17,161,647
------------------------------------------------------------------------------------------------------------------------------------

40 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.8% (0.5% OF TOTAL INVESTMENTS)

$         970   Iowa Finance Authority, Health Facility Revenue Bonds, Care        7/16 at 100.00          BB+     $        820,339
                   Initiatives Project, Series 2006A, 5.000%, 7/01/19

        5,000   Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue    6/17 at 100.00          BBB            4,483,600
                   Bonds, Series 2005B, 5.600%, 6/01/34
------------------------------------------------------------------------------------------------------------------------------------
        5,970   Total Iowa                                                                                                5,303,939
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.5% (0.3% OF TOTAL INVESTMENTS)

        2,500   Kansas Development Finance Authority, Water Pollution Control     11/12 at 100.00          AAA            2,758,725
                   Revolving Fund Leveraged Bonds, Series 2002-II, 5.500%,
                   11/01/21

          500   Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical    4/16 at 100.00           A1              483,220
                   Center, Series 2006, 4.625%, 10/01/31
------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Kansas                                                                                              3,241,945
------------------------------------------------------------------------------------------------------------------------------------

                KENTUCKY - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,000   Kentucky Economic Development Finance Authority, Louisville        6/18 at 100.00          AAA            1,087,270
                   Arena Project Revenue Bonds, Louisville Arena Authority,
                   Inc., Series 2008-A1, 6.000%, 12/01/38 - AGC Insured
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 3.2% (2.0% OF TOTAL INVESTMENTS)

        7,415   Louisiana Local Government Environmental Facilities and           12/12 at 100.00            A            7,436,059
                   Community Development Authority, Revenue Bonds, Baton Rouge
                   Community College Facilities Corporation, Series 2002,
                   5.000%, 12/01/32 - NPFG Insured

                Louisiana Public Facilities Authority, Revenue Bonds, Baton
                Rouge General Hospital, Series 2004:
        1,765      5.250%, 7/01/24 - NPFG Insured                                  7/14 at 100.00            A            1,801,253
        3,350      5.250%, 7/01/33 - NPFG Insured                                  7/14 at 100.00            A            3,353,484

        7,850   Tobacco Settlement Financing Corporation, Louisiana, Tobacco       5/11 at 101.00          BBB            7,610,732
                   Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
       20,380   Total Louisiana                                                                                          20,201,528
------------------------------------------------------------------------------------------------------------------------------------

                MARYLAND - 1.1% (0.7% OF TOTAL INVESTMENTS)

        4,410   Maryland Community Development Administration, Department of       3/17 at 100.00          Aa2            4,257,149
                   Housing and Community Development, Residential Revenue
                   Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum
                   Tax)

        2,500   Maryland Department of Transportation, Consolidated                  No Opt. Call          AAA            2,945,350
                   Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16
------------------------------------------------------------------------------------------------------------------------------------
        6,910   Total Maryland                                                                                            7,202,499
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 4.4% (2.7% OF TOTAL INVESTMENTS)

          440   Massachusetts Bay Transportation Authority, Assessment Bonds,      7/10 at 100.00          AAA              443,705
                   Series 2000A, 5.250%, 7/01/30

                Massachusetts Bay Transportation Authority, Assessment Bonds,
                Series 2000A:
        4,150      5.250%, 7/01/30 (Pre-refunded 7/01/10)                          7/10 at 100.00          Aaa            4,185,151
          660      5.250%, 7/01/30 (Pre-refunded 7/01/10)                          7/10 at 100.00      Aa1 (4)              665,590

       12,190   Massachusetts Turnpike Authority, Metropolitan Highway System      7/10 at 100.00            A           12,190,244
                   Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - NPFG
                   Insured

       10,000   Massachusetts Water Resources Authority, General Revenue Bonds,    8/10 at 101.00      AA+ (4)           10,236,600
                   Series 2000A, 5.750%, 8/01/39 (Pre-refunded 8/01/10) - FGIC
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
       27,440   Total Massachusetts                                                                                      27,721,290
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 2.5% (1.6% OF TOTAL INVESTMENTS)

        5,000   Detroit Water Supply System, Michigan, Water Supply System         7/16 at 100.00          AAA            4,854,500
                   Revenue Bonds, Series 2006D, 4.625%, 7/01/32 - AGM Insured

        2,090   Grand Rapids Building Authority, Kent County, Michigan, Limited    8/10 at 100.00       AA (4)            2,116,585
                   Tax General Obligation Bonds, Series 2000, 5.375%, 8/01/17
                   (Pre-refunded 8/01/10) - AMBAC Insured

        5,000   Michigan State Hospital Finance Authority, Hospital Revenue       11/19 at 100.00           A1            4,964,700
                   Bonds, Henry Ford Health System, Refunding Series 2009,
                   5.750%, 11/15/39

        3,050   Michigan Tobacco Settlement Finance Authority, Tobacco             6/18 at 100.00         Baa3            2,836,836
                   Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%,
                   6/01/42

        1,150   Royal Oak Hospital Finance Authority, Michigan, Hospital           9/18 at 100.00           A1            1,361,600
                   Revenue Bonds, William Beaumont Hospital, Refunding Series
                   2009V, 8.250%, 9/01/39
------------------------------------------------------------------------------------------------------------------------------------
       16,290   Total Michigan                                                                                           16,134,221
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 41

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 7.9% (5.0% OF TOTAL INVESTMENTS)

$         930   Minnesota Agricultural and Economic Development Board,            11/10 at 101.00            A     $        943,215
                   Healthcare System Revenue Bonds, Fairview Hospital and
                   Healthcare Services, Series 2000A, 6.375%, 11/15/29

       29,070   Minnesota Agricultural and Economic Development Board,            11/10 at 101.00        A (4)           30,244,137
                   Healthcare System Revenue Bonds, Fairview Hospital and
                   Healthcare Services, Series 2000A, 6.375%, 11/15/29
                   (Pre-refunded 11/15/10)

        1,610   Minnesota Housing Finance Agency, Single Family Remarketed         1/11 at 101.00          AA+            1,634,247
                   Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31 (Alternative
                   Minimum Tax)

       13,675   Minnesota, General Obligation Bonds, Series 2000, 5.125%,         11/10 at 100.00          AAA           14,005,935
                   11/01/16

        2,810   St. Paul Housing and Redevelopment Authority, Minnesota, Sales    11/15 at 103.00          AAA            3,385,938
                   Tax Revenue Refunding Bonds, Civic Center Project, Series
                   1996, 7.100%, 11/01/23 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       48,095   Total Minnesota                                                                                          50,213,472
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 0.9% (0.6% OF TOTAL INVESTMENTS)

        5,900   Mississippi Business Finance Corporation, Pollution Control       10/10 at 100.00          BBB            5,899,351
                   Revenue Refunding Bonds, System Energy Resources Inc.
                   Project, Series 1998, 5.875%, 4/01/22
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 0.8% (0.5% OF TOTAL INVESTMENTS)

                Kansas City Municipal Assistance Corporation, Missouri,
                Leasehold Revenue Bonds, Series 2004B-1:
        8,000      0.000%, 4/15/27 - AMBAC Insured                                   No Opt. Call          AA-            3,224,800
        5,000      0.000%, 4/15/31 - AMBAC Insured                                   No Opt. Call          AA-            1,568,750
------------------------------------------------------------------------------------------------------------------------------------
       13,000   Total Missouri                                                                                            4,793,550
------------------------------------------------------------------------------------------------------------------------------------

                NEBRASKA - 1.8% (1.1% OF TOTAL INVESTMENTS)

       11,690   Omaha Convention Hotel Corporation, Nebraska, Convention Center    2/17 at 100.00          Aa3           11,558,137
                   Revenue Bonds, Series 2007, 5.000%, 2/01/35 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 6.3% (4.0% OF TOTAL INVESTMENTS)

       15,000   Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien      1/20 at 100.00          Aa3           15,935,850
                   Series 2010B, 5.750%, 7/01/42

       11,615   Clark County, Nevada, Passenger Facility Charge Revenue Bonds,     1/20 at 100.00          Aa3           11,596,184
                   Las Vegas-McCarran International Airport, Series 2010A,
                   5.250%, 7/01/42

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier,
                Series 2000:
        6,125      0.000%, 1/01/17 - AMBAC Insured                                   No Opt. Call         Caa2            1,299,909
        8,500      0.000%, 1/01/26 - AMBAC Insured                                   No Opt. Call         Caa2            1,038,275
        7,860      0.000%, 1/01/27 - AMBAC Insured                                   No Opt. Call         Caa2              905,158
       19,300      5.375%, 1/01/40 - AMBAC Insured (5)                             7/10 at 100.00         Caa2            6,198,967

        2,135   Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B,      6/15 at 33.61            A              327,808
                   0.000%, 6/01/37 - FGIC Insured

        2,500   Reno, Nevada, Health Facilities Revenue Bonds, Catholic            7/17 at 100.00          AA+            2,775,700
                   Healthcare West, Trust 2634, 18.389%, 7/01/31 - BHAC Insured
                   (IF)
------------------------------------------------------------------------------------------------------------------------------------
       73,035   Total Nevada                                                                                             40,077,851
------------------------------------------------------------------------------------------------------------------------------------

                NEW HAMPSHIRE - 0.5% (0.3% OF TOTAL INVESTMENTS)

        3,000   New Hampshire Business Finance Authority, Revenue Bonds, Elliot   10/19 at 100.00         BBB+            3,052,410
                   Hospital Obligated Group Issue, Series 2009A, 6.125%,
                   10/01/39
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 6.9% (4.3% OF TOTAL INVESTMENTS)

       18,400   New Jersey Health Care Facilities Financing Authority, Revenue      1/17 at 35.47          BB+            2,094,656
                   Bonds, Saint Barnabas Health Care System, Series 2006A,
                   0.000%, 7/01/37

       18,000   New Jersey Transportation Trust Fund Authority, Transportation     6/10 at 100.00          AAA           18,122,940
                   System Bonds, Series 2000B, 5.750%, 6/15/17 (Pre-refunded
                   6/15/10)

       35,000   New Jersey Transportation Trust Fund Authority, Transportation       No Opt. Call          AAA            8,982,750
                   System Bonds, Series 2006C, 0.000%, 12/15/34 - AGM Insured

        5,000   New Jersey Turnpike Authority, Revenue Bonds, Growth and Income    1/17 at 100.00           A+            4,012,200
                   Securities, Series 2004B, 5.150%, 1/01/35 - AMBAC Insured

        3,000   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue          No Opt. Call          Aa2            1,315,980
                   Bonds, Series 2005A, 0.000%, 9/01/25 - NPFG Insured

        3,525   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/12 at 100.00          AAA            3,915,253
                   Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42
                   (Pre-refunded 6/01/12)

42 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY (continued)

$       2,100   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/13 at 100.00          AAA     $      2,396,436
                   Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32
                   (Pre-refunded 6/01/13)

        4,000   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/17 at 100.00          BBB            2,780,120
                   Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%,
                   6/01/41
------------------------------------------------------------------------------------------------------------------------------------
       89,025   Total New Jersey                                                                                         43,620,335
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 1.4% (0.9% OF TOTAL INVESTMENTS)

        5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue       8/11 at 101.00      AA- (4)            6,345,142
                   Bonds, Presbyterian Healthcare Services, Series 2001A,
                   5.500%, 8/01/21 (Pre-refunded 8/01/11)

        2,475   University of New Mexico, Revenue Refunding Bonds, Series            No Opt. Call           AA            2,597,958
                   1992A, 6.250%, 6/01/12
------------------------------------------------------------------------------------------------------------------------------------
        8,400   Total New Mexico                                                                                          8,943,100
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 4.3% (2.7% OF TOTAL INVESTMENTS)

        7,000   Brooklyn Areba Local Development Corporation, New York, Payment      No Opt. Call         BBB-              582,120
                   in Lieu of Taxes Revenue Bonds, Barclays Center Project,
                   Series 2009, 0.000%, 7/15/45

        3,000   Long Island Power Authority, New York, Electric System General     6/16 at 100.00           A-            3,054,990
                   Revenue Bonds, Series 2006B, 5.000%, 12/01/35

            5   New York City, New York, General Obligation Bonds, Fiscal          7/10 at 100.00           AA                5,019
                   Series 1997H, 6.125%, 8/01/25

        5,000   New York City, New York, General Obligation Bonds, Fiscal          8/12 at 100.00           AA            5,452,750
                   Series 2002A, 5.750%, 8/01/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2002G:
        1,000      5.000%, 8/01/17                                                 8/12 at 100.00           AA            1,044,610
        6,515      5.750%, 8/01/18                                                 8/12 at 100.00           AA            7,091,317

           15   New York City, New York, General Obligation Bonds, Fiscal          8/12 at 100.00       AA (4)               16,677
                   Series 2002G, 5.750%, 8/01/18 (Pre-refunded 8/01/12)

       10,000   Port Authority of New York and New Jersey, Special Project         6/10 at 100.00            A            9,999,100
                   Bonds, JFK International Air Terminal LLC, Sixth Series
                   1997, 5.750%, 12/01/22 - NPFG Insured (Alternative Minimum
                   Tax)
------------------------------------------------------------------------------------------------------------------------------------
       32,535   Total New York                                                                                           27,246,583
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 5.8% (3.7% OF TOTAL INVESTMENTS)

        1,900   Charlotte-Mecklenburg Hospital Authority, North Carolina,          1/15 at 100.00          AAA            2,183,347
                   Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                   System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)

       17,000   North Carolina Capital Facilities Financing Agency, Revenue       10/15 at 100.00          AA+           17,606,730
                   Bonds, Duke University, Series 2005A, 5.000%, 10/01/41

        3,000   North Carolina Eastern Municipal Power Agency, Power System        1/16 at 100.00           A-            3,189,930
                   Revenue Bonds, Series 2005, 5.250%, 1/01/20 - AMBAC Insured

        4,000   North Carolina Medical Care Commission, Health System Revenue     10/17 at 100.00           AA            3,929,680
                   Bonds, Mission St. Joseph's Health System, Series 2007,
                   4.500%, 10/01/31 (UB)

        7,500   North Carolina Municipal Power Agency 1, Catawba Electric          1/13 at 100.00            A            8,079,525
                   Revenue Bonds, Series 2003A, 5.250%, 1/01/19 - NPFG Insured

        1,900   North Carolina Turnpike Authority, Triangle Expressway System      1/19 at 100.00          AAA            2,039,175
                   Revenue Bonds, Series 2009A, 5.750%, 1/01/39 - AGC Insured
------------------------------------------------------------------------------------------------------------------------------------
       35,300   Total North Carolina                                                                                     37,028,387
------------------------------------------------------------------------------------------------------------------------------------

                NORTH DAKOTA - 4.4% (2.8% OF TOTAL INVESTMENTS)

       23,035   Fargo, North Dakota, Health System Revenue Bonds, MeritCare        6/10 at 101.00          AAA           23,232,640
                   Obligated Group, Series 2000A, 5.625%, 6/01/31 - AGM Insured

                North Dakota Water Commission, Water Development and Management
                Program Bonds, Series 2000A:
        2,230      5.700%, 8/01/18 (Pre-refunded 8/01/10) - NPFG Insured           8/10 at 100.00       AA (4)            2,260,194
        2,450      5.750%, 8/01/19 (Pre-refunded 8/01/10) - NPFG Insured           8/10 at 100.00       AA (4)            2,483,467
------------------------------------------------------------------------------------------------------------------------------------
       27,715   Total North Dakota                                                                                       27,976,301
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 43

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 7.3% (4.6% OF TOTAL INVESTMENTS)

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                2007A-2:
$       4,455      5.375%, 6/01/24                                                 6/17 at 100.00           BBB    $      4,220,845
          110      5.125%, 6/01/24                                                 6/17 at 100.00           BBB             101,618
        1,250      5.875%, 6/01/30                                                 6/17 at 100.00           BBB           1,058,488
        6,215      5.750%, 6/01/34                                                 6/17 at 100.00           BBB           4,890,024
        4,300      6.000%, 6/01/42                                                 6/17 at 100.00           BBB           3,323,341
        4,750      5.875%, 6/01/47                                                 6/17 at 100.00           BBB           3,565,445

       10,000   Columbus City School District, Franklin County, Ohio, General     12/16 at 100.00           AAA           9,702,700
                   Obligation Bonds, Series 2006, 4.250%, 12/01/32 - AGM
                   Insured (UB)

       11,080   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,          No Opt. Call             A          11,849,617
                   Kettering Medical Center, Series 1999, 6.300%, 4/01/12

        7,500   Ohio State, Hospital Facility Revenue Refunding Bonds,             1/19 at 100.00           Aa2           7,862,775
                   Cleveland Clinic Health System Obligated Group, Series
                   2009A, 5.500%, 1/01/39
------------------------------------------------------------------------------------------------------------------------------------
       49,660   Total Ohio                                                                                               46,574,853
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,675   Oklahoma Development Finance Authority, Health System Revenue      8/18 at 100.00           AA-           1,746,891
                   Bonds, Integris Baptist Medical Center, Series 2008B,
                   5.250%, 8/15/38
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 2.5% (1.6% OF TOTAL INVESTMENTS)

        5,000   Oregon Health Sciences University, Revenue Bonds, Series           1/13 at 100.00             A           5,090,500
                   2002A, 5.250%, 7/01/22 - NPFG Insured

                Insured Portland, Oregon, Water System Revenue Bonds, Series
                2000A:
        6,780      5.375%, 8/01/18 (Pre-refunded 8/01/10)                          8/10 at 100.00           Aaa           6,867,801
        3,880      5.500%, 8/01/20 (Pre-refunded 8/01/10)                          8/10 at 100.00           Aaa           3,931,488
------------------------------------------------------------------------------------------------------------------------------------
       15,660   Total Oregon                                                                                             15,889,789
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 4.5% (2.8% OF TOTAL INVESTMENTS)

        3,000   Allegheny County Hospital Development Authority, Pennsylvania,       No Opt. Call           Aa3           3,083,850
                   University of Pittsburgh Medical Center Revenue Bonds,
                   Series 2009A, 5.625%, 8/15/39

        5,000   Delaware County Industrial Development Authority,                  7/10 at 100.00           BB+           4,981,550
                   Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                   Series 1997A, 6.200%, 7/01/19

        5,000   Pennsylvania Higher Education Assistance Agency, Capital          12/10 at 100.00       N/R (4)           5,135,300
                   Acquisition Revenue Bonds, Series 2000, 5.875%, 12/15/30
                   (Pre-refunded 12/15/10) - NPFG Insured

       10,000   Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue     6/26 at 100.00           AAA           7,527,300
                   Bonds, Series 2009C, 0.000%, 6/01/33 - AGM Insured

        7,550   Pennsylvania, General Obligation Bonds, Second Series 2001,        9/11 at 101.00       Aa1 (4)           8,081,294
                   5.000%, 9/15/14 (Pre-refunded 9/15/11)
------------------------------------------------------------------------------------------------------------------------------------
       30,550   Total Pennsylvania                                                                                       28,809,294
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 6.9% (4.3% OF TOTAL INVESTMENTS)

        3,330   Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,        7/18 at 100.00          Baa1           3,475,921
                   Senior Lien Series 2008A, 6.000%, 7/01/44

        8,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,         7/20 at 100.00            A3           8,585,280
                   Series 2010XX, 5.750%, 7/01/36

                Puerto Rico Housing Finance Authority, Capital Fund Program
                Revenue Bonds, Series 2003:
        8,200      4.500%, 12/01/23 (UB)                                          12/13 at 100.00           AAA           9,090,520
        4,300      4.500%, 12/01/23 (UB)                                          12/13 at 100.00           AA+           4,331,261

       10,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     8/19 at 100.00            A+          10,848,300
                   Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42

        7,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue       No Opt. Call           Aa2           1,197,630
                   Bonds, Series 2007A, 0.000%, 8/01/40 - NPFG Insured

        6,390   Puerto Rico, The Children's Trust Fund, Tobacco Settlement         5/12 at 100.00           BBB           6,272,296
                   Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------
       47,220   Total Puerto Rico                                                                                        43,801,208
------------------------------------------------------------------------------------------------------------------------------------

44 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.5% (0.3% OF TOTAL INVESTMENTS)

$       3,310   Rhode Island Tobacco Settlement Financing Corporation, Tobacco     6/12 at 100.00           BBB    $      3,177,335
                   Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 6.1% (3.8% OF TOTAL INVESTMENTS)

       24,730   Greenville County School District, South Carolina, Installment    12/12 at 101.00           Aaa          27,837,572
                   Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22
                   (Pre-refunded 12/01/12)

       21,570   Piedmont Municipal Power Agency, South Carolina, Electric            No Opt. Call            A-           7,168,142
                   Revenue Bonds, Series 2004A-2, 0.000%, 1/01/30 - AMBAC
                   Insured

        3,560   South Carolina Public Service Authority, Revenue Refunding         7/13 at 100.00           Aa2           3,874,277
                   Bonds, Santee Cooper Electric System, Series 2003A, 5.000%,
                   1/01/20 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       49,860   Total South Carolina                                                                                     38,879,991
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 0.7% (0.5% OF TOTAL INVESTMENTS)

        5,000   Knox County Health, Educational and Housing Facilities Board,      7/13 at 100.00          BBB+           4,754,050
                   Tennessee, Hospital Revenue Bonds, East Tennessee
                   Children's Hospital, Series 2003A, 5.000%, 7/01/23 - RAAI
                   Insured
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 9.2% (5.8% OF TOTAL INVESTMENTS)

        2,500   Alliance Airport Authority, Texas, Special Facilities Revenue     12/12 at 100.00          CCC+           1,747,200
                   Bonds, American Airlines Inc., Series 2007, 5.250%,
                   12/01/29 (Alternative Minimum Tax)

       11,255   Brazos River Authority, Texas, Pollution Control Revenue             No Opt. Call           CCC          10,950,215
                   Refunding Bonds, TXU Electric Company, Series 2001C,
                   5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative
                   Minimum Tax)

        1,000   Cedar Hill Independent School District, Dallas County, Texas,        No Opt. Call           AA-             307,550
                   General Obligation Bonds, Series 2002, 0.000%, 8/15/32 -
                   FGIC Insured

       15,000   Central Texas Regional Mobility Authority, Travis and              1/15 at 100.00             A          13,255,350
                   Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                   5.000%, 1/01/45 - FGIC Insured

        2,500   Comal Independent School District, Comal, Bexar, Guadalupe,          No Opt. Call           Aaa           1,510,150
                   Hays, and Kendall Counties, Texas, General Obligation
                   Bonds, Series 2005A, 0.000%, 2/01/23

        6,000   Dallas-Ft. Worth International Airport Facility Improvement        5/10 at 101.00          CCC+           4,717,800
                   Corporation, Texas, Revenue Bonds, American Airlines Inc.,
                   Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

                Ennis Independent School District, Ellis County, Texas,
                General Obligation Bonds, Series 2006:
        3,950      0.000%, 8/15/30                                                  8/16 at 49.21           Aaa           1,445,068
        4,000      0.000%, 8/15/31                                                  8/16 at 46.64           Aaa           1,380,480

        1,715   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,       No Opt. Call            A2             446,174
                   Convention and Entertainment Project, Series 2001B, 0.000%,
                   9/01/32 - AMBAC Insured

        1,250   Houston, Texas, Junior Lien Water and Sewerage System Revenue     12/11 at 100.00           AAA           1,321,388
                   Refunding Bonds, Series 2001A, 5.000%, 12/01/20 - AGM
                   Insured

        2,400   Houston, Texas, Senior Lien Airport System Revenue Bonds,          7/18 at 100.00           AA-           2,564,088
                   Refunding Series 2009A, 5.500%, 7/01/39

        9,350   Leander Independent School District, Williamson and Travis          8/15 at 39.50           AA-           2,846,888
                   Counties, Texas, General Obligation Bonds, Series 2005,
                   0.000%, 8/15/32 - FGIC Insured

        6,000   Leander Independent School District, Williamson and Travis          8/14 at 35.28           AAA           1,720,440
                   Counties, Texas, General Obligation Bonds, Series 2006,
                   0.000%, 8/15/33

        4,000   North Texas Thruway Authority, First Tier System Revenue           1/25 at 100.00            A2           3,085,520
                   Refunding Bonds, Capital Appreciation Series 2008I, 0.000%,
                   1/01/43

        3,295   Tarrant County, Texas, Cultural & Educational Facilities           2/17 at 100.00           AA-           3,384,558
                   Financing Corporation, Revenue Bonds, Series 2007,
                   Residuals 1760-3, 16.855%, 2/15/36 (IF)

        5,000   White Settlement Independent School District, Tarrant County,       8/15 at 36.81           AAA           1,421,500
                   Texas, General Obligation Bonds, Series 2005, 0.000%,
                   8/15/34

        3,970   Wichita Falls, Wichita County, Texas, Priority Lien Water and      8/11 at 100.00       AA- (4)           4,191,010
                   Sewerage System Revenue Bonds, Series 2001, 5.000%, 8/01/21
                   (Pre-refunded 8/01/11) - AMBAC Insured

                Wylie Independent School District, Taylor County, Texas,
                General Obligation Bonds, Series 2005:
        3,000      0.000%, 8/15/23                                                  8/15 at 67.10           AAA           1,622,100
        2,000      0.000%, 8/15/24                                                  8/15 at 63.56           AAA           1,018,780
------------------------------------------------------------------------------------------------------------------------------------
       88,185   Total Texas                                                                                              58,936,259
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 45

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.5% (0.3% OF TOTAL INVESTMENTS)

$       3,000   Riverton, Utah, Hospital Revenue Bonds, IHC Health Services,       8/19 at 100.00           AA+    $      3,062,400
                   Inc., Series 2009, 5.000%, 8/15/41
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 2.5% (1.5% OF TOTAL INVESTMENTS)

       21,500   Metropolitan Washington DC Airports Authority, Virginia,          10/26 at 100.00           AAA          15,635,445
                   Dulles Toll Road Revenue Bonds, Series 2009C, 0.000%,
                   10/01/41 - AGC Insured
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 15.1% (9.5% OF TOTAL INVESTMENTS)

        5,500   Clark County Public Utility District 1, Washington, Generating     1/11 at 100.00           AAA           5,517,325
                   System Revenue Refunding Bonds, Series 2000, 5.125%,
                   1/01/20 - AGM Insured

        2,755   Cowlitz County, Washington, Special Sewerage Revenue Refunding       No Opt. Call            A1           3,051,190
                   Bonds, CSOB Wastewater Treatment Facilities, Series 2002,
                   5.500%, 11/01/16 - FGIC Insured

       10,000   Energy Northwest, Washington, Electric Revenue Refunding           7/11 at 101.00           AAA          10,604,800
                   Bonds, Nuclear Project 3, Series 2001A, 5.500%, 7/01/17 -
                   AGM Insured

        2,500   King County, Washington, Sewer Revenue Bonds, Series 2001,         1/12 at 100.00           AA+           2,613,625
                   5.000%, 1/01/23 - FGIC Insured

       33,490   Port of Seattle, Washington, Revenue Bonds, Series 2000A,          8/10 at 100.00       Aa2 (4)          33,944,793
                   5.625%, 2/01/30 (Pre-refunded 8/01/10) - NPFG Insured

        6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B,          8/10 at 100.00           Aa2           7,013,245
                   5.625%, 2/01/24 - NPFG Insured (Alternative Minimum Tax)
                   (UB)

        2,150   Seattle, Washington, General Obligation Refunding and             12/12 at 100.00           AAA           2,225,163
                   Improvement Bonds, Series 2002, 4.500%, 12/01/20

        3,000   Spokane County School District 81, Spokane, Washington,            6/15 at 100.00           Aa1           3,178,079
                   General Obligation Bonds, Series 2005, 5.000%, 6/01/24 -
                   NPFG Insured

        3,520   Washington State Healthcare Facilities Authority, Revenue         10/11 at 100.00       Aa3 (4)           3,733,135
                   Bonds, Children's Hospital and Regional Medical Center,
                   Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) -
                   AMBAC Insured

       10,890   Washington State Tobacco Settlement Authority, Tobacco             6/13 at 100.00           BBB          11,080,356
                   Settlement Asset-Backed Revenue Bonds, Series 2002,
                   6.500%, 6/01/26

        9,000   Washington State, Motor Vehicle Fuel Tax General Obligation          No Opt. Call           AA+           4,003,109
                   Bonds, Series 2003C, 0.000%, 6/01/28 - FGIC Insured

        9,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds,       1/12 at 100.00           AAA           9,480,509
                   Series 2002C, 5.000%, 1/01/21 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
       98,755   Total Washington                                                                                         96,445,329
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 0.9% (0.6% OF TOTAL INVESTMENTS)

        2,800   Badger Tobacco Asset Securitization Corporation, Wisconsin,        6/12 at 100.00           AAA           2,998,324
                   Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%,
                   6/01/27 (Pre-refunded 6/01/12)

        1,755   Wisconsin Health and Educational Facilities Authority, Revenue     5/16 at 100.00           BBB           1,506,159
                   Bonds, Divine Savior Healthcare, Series 2006, 4.750%,
                   5/01/25

        1,250   Wisconsin Health and Educational Facilities Authority, Revenue     9/10 at 100.00           N/R           1,073,275
                   Bonds, United Lutheran Program for the Aging Inc., Series
                   1998, 5.700%, 3/01/28
------------------------------------------------------------------------------------------------------------------------------------
        5,805   Total Wisconsin                                                                                           5,577,758
------------------------------------------------------------------------------------------------------------------------------------

46 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.7% (0.4% OF TOTAL INVESTMENTS)

$       4,080   Campbell County, Wyoming Solid Waste Facilities Revenue Bonds,     7/19 at 100.00            A+    $      4,381,145
                   Basin Electric Power Cooperative - Dry Fork Station
                   Facilities, Series 2009A, 5.750%, 7/15/39
------------------------------------------------------------------------------------------------------------------------------------
$   1,339,655   Total Investments (cost $1,012,817,147) - 159.0%                                                      1,012,295,592
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (7.7)%                                                                      (48,745,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.8%                                                                     24,105,704
                --------------------------------------------------------------------------------------------------------------------
                Variable Rate Demand Preferred Shares, at Liquidation Value -                                          (350,900,000)
                   (55.1)% (6)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $    636,756,296
                ====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

  (6) Variable  Rate  Demand  Preferred   Shares,  at  Liquidation  Value  as  a
      percentage of Total Investments is 34.7%

  N/R Not rated.

(ETM) Escrowed to maturity.

 (IF) Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 47

NAD | Nuveen Dividend Advantage Municipal Fund
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

   PRINCIPAL                                                                      OPTIONAL CALL
AMOUNT (000)    DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS - 152.7% (99.9% OF TOTAL INVESTMENTS)

                ALABAMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

$      1,600    Alabama 21st Century Authority, Tobacco Settlement Revenue         6/10 at 102.00           A-     $      1,609,888
                   Bonds, Series 2000, 5.750%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.1% (0.1% OF TOTAL INVESTMENTS)

         750    Alaska Housing Finance Corporation, General Housing Purpose       12/14 at 100.00           AA              770,858
                   Bonds, Series 2005A, 5.250%, 12/01/34 - FGIC Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 1.2% (0.8% OF TOTAL INVESTMENTS)

       2,350    Phoenix, Arizona, Civic Improvement Corporation, Senior Lien       7/18 at 100.00          AA-            2,392,441
                   Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/33

       5,000    Salt Verde Financial Corporation, Arizona, Senior Gas Revenue        No Opt. Call            A            4,458,800
                   Bonds, Citigroup Energy Inc Prepay Contract Obligations,
                   Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------
       7,350    Total Arizona                                                                                             6,851,241
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 6.7% (4.4% OF TOTAL INVESTMENTS)

       1,535    Alameda Corridor Transportation Authority, California, Senior        No Opt. Call            A              251,633
                   Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/37 - NPFG
                   Insured

       6,000    Anaheim Public Finance Authority, California, Subordinate            No Opt. Call          AAA            1,955,040
                   Lease Revenue Bonds, Public Improvement Project, Series
                   1997C, 0.000%, 9/01/28 - AGM Insured

       6,750    California Statewide Community Development Authority, Revenue      8/19 at 100.00           AA            7,515,315
                   Bonds, Methodist Hospital Project, Series 2009, 6.750%,
                   2/01/38

          65    California, General Obligation Bonds, Series 1997, 5.000%,         7/10 at 100.00           A1               65,085
                   10/01/18 - AMBAC Insured

       5,000    California, General Obligation Bonds, Series 2005, 5.000%,         3/16 at 100.00           A1            5,017,250
                   3/01/31

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                Series 2005A:
       3,500       0.000%, 6/01/26 - AGM Insured                                     No Opt. Call          AAA            1,389,115
       9,925       5.000%, 6/01/45                                                 6/15 at 100.00          AAA            9,498,027

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
       5,750       5.000%, 6/01/33                                                 6/17 at 100.00          BBB            4,696,313
       1,000       5.125%, 6/01/47                                                 6/17 at 100.00          BBB              698,390

       2,200    M-S-R Energy Authority, California, Gas Revenue Bonds,               No Opt. Call            A            2,443,166
                   Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39

       1,495    Palmdale Civic Authority, California, Revenue Refinancing          7/10 at 100.00            A            1,499,440
                   Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12
                   - NPFG Insured

      17,000    San Joaquin Hills Transportation Corridor Agency, Orange             No Opt. Call            A            2,395,640
                   County, California, Toll Road Revenue Refunding Bonds,
                   Series 1997A, 0.000%, 1/15/35 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
      60,220    Total California                                                                                         37,424,414
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 5.7% (3.8% OF TOTAL INVESTMENTS)

       1,125    Antelope Heights Metropolitan District, Colorado, Limited Tax     12/17 at 100.00          N/R              793,159
                   General Obligation Bonds, Series 2007, 5.000%, 12/01/37 -
                   RAAI Insured

       3,330    Colorado Health Facilities Authority, Colorado, Revenue            7/19 at 100.00           AA            3,544,252
                   Bonds, Catholic Health Initiatives, Series 2009A, 5.500%,
                   7/01/34

                Denver City and County, Colorado, Airport Special Facilities
                Revenue Bonds, Rental Car Projects, Series 1999A:
       2,170       6.000%, 1/01/12 - NPFG Insured (Alternative Minimum Tax)        7/10 at 100.50            A            2,188,206
         675       6.000%, 1/01/13 - NPFG Insured (Alternative Minimum Tax)        7/10 at 100.50            A              680,333

       1,475    Denver, Colorado, FHA-Insured Multifamily Housing Revenue         10/10 at 100.00          BB+            1,441,636
                   Bonds, Boston Lofts Project, Series 1997A, 5.750%,
                   10/01/27 (Alternative Minimum Tax)

       8,515    E-470 Public Highway Authority, Colorado, Senior Revenue             No Opt. Call            A            3,225,993
                   Bonds, Series 1997B, 0.000%, 9/01/25 - NPFG Insured

48 Nuveen Investments

   PRINCIPAL                                                                      OPTIONAL CALL
AMOUNT (000)    DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$     25,000    E-470 Public Highway Authority, Colorado, Senior Revenue             No Opt. Call            A     $      6,114,750
                   Bonds, Series 2000B, 0.000%, 9/01/31 - NPFG Insured

      60,000    E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,        No Opt. Call            A           10,555,800
                   Series 2004A, 0.000%, 3/01/36 - NPFG Insured

      12,500    E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,       9/26 at 54.77            A            1,770,375
                   Series 2006A, 0.000%, 9/01/38 - NPFG Insured

       2,000    Metropolitan Football Stadium District, Colorado, Sales Tax          No Opt. Call            A            1,942,980
                   Revenue Bonds, Series 1999A, 0.000%, 1/01/12 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
     116,790    Total Colorado                                                                                           32,257,484
------------------------------------------------------------------------------------------------------------------------------------

                CONNECTICUT - 0.4% (0.3% OF TOTAL INVESTMENTS)

       4,335    Mashantucket Western Pequot Tribe, Connecticut, Subordinate       11/17 at 100.00          N/R            2,220,084
                   Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 10.9% (7.1% OF TOTAL INVESTMENTS)

       1,390    Florida Housing Finance Agency, Housing Revenue Bonds, Mar         6/10 at 100.00          N/R            1,390,181
                   Lago Village Apartments, Series 1997F, 5.800%, 12/01/17 -
                   AMBAC Insured (Alternative Minimum Tax)

      15,000    Florida State Board of Education, Public Education Capital         6/15 at 101.00          AAA           15,046,950
                   Outlay Bonds, Series 2005E, 4.500%, 6/01/35 (UB)

       2,500    Marion County Hospital District, Florida, Revenue Bonds,          10/17 at 100.00           A3            2,301,550
                   Munroe Regional Medical Center, Series 2007, 5.000%,
                   10/01/34

      13,625    Martin County Industrial Development Authority, Florida,           6/10 at 100.00          BB+           13,623,093
                   Industrial Development Revenue Bonds, Indiantown
                   Cogeneration LP, Series 1994A, 7.875%, 12/15/25
                   (Alternative Minimum Tax)

                South Miami Health Facilities Authority, Florida, Hospital
                Revenue, Baptist Health System Obligation Group, Series
                2007:
      22,000       5.000%, 8/15/37 (UB)                                            8/17 at 100.00          AA-           21,836,320
       7,370       5.000%, 8/15/42 (UB)                                            8/17 at 100.00          AA-            7,241,909
------------------------------------------------------------------------------------------------------------------------------------
      61,885    Total Florida                                                                                            61,440,003
------------------------------------------------------------------------------------------------------------------------------------

                GEORGIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

       5,000    Cobb County Development Authority, Georgia, Student Housing        7/17 at 100.00         Baa2            4,473,800
                   Revenue Bonds, KSU Village II Real Estate Foundation LLC
                   Project, Series 2007A, 5.250%, 7/15/38 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                IDAHO - 0.1% (0.1% OF TOTAL INVESTMENTS)

         110    Idaho Housing and Finance Association, Single Family Mortgage      7/10 at 100.50          Aa2              112,175
                   Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative Minimum
                   Tax)

         140    Idaho Housing and Finance Association, Single Family Mortgage      7/10 at 100.00          Aa2              142,873
                   Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative Minimum
                   Tax)

         205    Idaho Housing and Finance Association, Single Family Mortgage      7/10 at 100.00          Aaa              212,983
                   Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum
                   Tax)
------------------------------------------------------------------------------------------------------------------------------------
         455    Total Idaho                                                                                                 468,031
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 31.6% (20.7% OF TOTAL INVESTMENTS)

       1,560    Channahon, Illinois, Revenue Refunding Bonds, Morris               6/10 at 102.00         BBB+            1,594,492
                   Hospital, Series 1999, 5.750%, 12/01/12

       2,205    Chicago Board of Education, Illinois, Unlimited Tax General          No Opt. Call          Aa2              763,768
                   Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                   0.000%, 12/01/29 - FGIC Insured

       7,250    Chicago Board of Education, Illinois, Unlimited Tax General          No Opt. Call          Aa2            8,162,413
                   Obligation Bonds, Dedicated Tax Revenues, Series 1999A,
                   5.500%, 12/01/26 - FGIC Insured

                Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue
                Bonds, Archer Court Apartments, Series 1999A:
         680       5.500%, 12/20/19 (Alternative Minimum Tax)                     10/10 at 101.00          AA-              690,098
       1,210       5.600%, 12/20/29 (Alternative Minimum Tax)                     10/10 at 101.00          AA-            1,222,729
       1,925       5.650%, 12/20/40 (Alternative Minimum Tax)                     10/10 at 101.00          AA-            1,941,420

      22,750    Chicago, Illinois, General Obligation Refunding Bonds,               No Opt. Call          Aa2           25,963,665
                   Emergency Telephone System, Series 1999, 5.500%, 1/01/23 -
                   FGIC Insured

                                                           Nuveen Investments 49

    | Portfolio of Investments April 30, 2010 (Unaudited)

   PRINCIPAL                                                                      OPTIONAL CALL
AMOUNT (000)    DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$      2,150    Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds,           No Opt. Call          AA+     $      2,321,119
                   Series 1993, 5.375%, 1/01/14 - AMBAC Insured

       3,340    Chicago, Illinois, Third Lien General Airport Revenue Bonds,       1/16 at 100.00           A1            3,349,586
                   O'Hare International Airport, Series 2005A, 5.000%,
                   1/01/33 - FGIC Insured

         190    DuPage County Community School District 200, Wheaton,             11/13 at 100.00          Aa2              211,252
                   Illinois, General Obligation Bonds, Series 2003B, 5.250%,
                   11/01/20 - AGM Insured

         810    DuPage County Community School District 200, Wheaton,             11/13 at 100.00      Aa2 (4)              919,358
                   Illinois, General Obligation Bonds, Series 2003B, 5.250%,
                   11/01/20 (Pre-refunded 11/01/13) - AGM Insured

         500    Hoffman Estates Park District, Cook County, Illinois, General     12/11 at 100.00          AA+              506,605
                   Obligation Bonds, Series 1999, 5.375%, 12/01/29 - NPFG
                   Insured

       3,935    Illinois Development Finance Authority, Local Government             No Opt. Call         Baa1            3,374,184
                   Program Revenue Bonds, Lake County School District 116 -
                   Round Lake, Series 1999, 0.000%, 1/01/15 - NPFG Insured

       1,500    Illinois Finance Authority, Revenue Bonds, Central DuPage         11/19 at 100.00           AA            1,564,245
                   Health, Series 2009B, 5.500%, 11/01/39

       2,000    Illinois Finance Authority, Revenue Bonds, Children's              8/18 at 100.00          AAA            2,012,120
                   Memorial Hospital, Series 2008A, 5.250%, 8/15/47 - AGC
                   Insured (UB)

       1,000    Illinois Finance Authority, Revenue Bonds, Edward Health           2/18 at 100.00           A+            1,003,040
                   Services Corporation, Series 2008A, 5.500%, 2/01/40 -
                   AMBAC Insured

       5,570    Illinois Finance Authority, Revenue Bonds, University of           7/14 at 100.00          Aa1            5,702,120
                   Chicago, Series 2004A, 5.000%, 7/01/34

       4,000    Illinois Finance Authority, Revenue Refunding Bonds, Silver        8/18 at 100.00          BBB            4,091,280
                   Cross Hospital and Medical Centers, Series 2008A, 6.000%,
                   8/15/23

       9,820    Illinois Health Facilities Authority, Remarketed Revenue           8/11 at 103.00          Aa1           10,271,033
                   Bonds, University of Chicago Project, Series 1985A,
                   5.500%, 8/01/20

       5,595    Illinois Health Facilities Authority, Revenue Bonds, Loyola        7/10 at 100.00            A            5,348,261
                   University Health System, Series 1997A, 5.000%, 7/01/24 -
                   NPFG Insured

       5,490    Illinois Health Facilities Authority, Revenue Bonds, Sarah         8/10 at 100.00            A            5,495,819
                   Bush Lincoln Health Center, Series 1996B, 5.500%, 2/15/16

       1,500    Illinois Housing Development Authority, Housing Finance            1/15 at 100.00           A+            1,448,370
                   Bonds, Series 2005E, 4.800%, 1/01/36 - FGIC Insured

       2,000    Kane & DeKalb Counties, Illinois, Community United School            No Opt. Call           A1            1,166,480
                   District 301, General Obligation Bonds, Series 2006,
                   0.000%, 12/01/21 - NPFG Insured

      11,345    Lake and McHenry Counties Community Unit School District 118,       1/15 at 60.14          Aa3            5,440,495
                   Wauconda, Illinois, General Obligation Bonds, Series
                   2005B, 0.000%, 1/01/25 - AGM Insured

       3,000    Lombard Public Facilities Corporation, Illinois, First Tier        1/16 at 100.00          N/R            2,437,680
                   Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                   7.125%, 1/01/36

      22,500    Metropolitan Pier and Exposition Authority, Illinois, Revenue      6/10 at 101.00          AAA           22,807,125
                   Bonds, McCormick Place Expansion Project, Series 1999A,
                   5.500%, 12/15/24 - FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project, Series
                1996A:
      12,250       0.000%, 12/15/22 - NPFG Insured                                   No Opt. Call           A1            6,535,375
      13,000       0.000%, 12/15/23 - NPFG Insured                                   No Opt. Call           A1            6,494,410

       3,000    Metropolitan Pier and Exposition Authority, Illinois, Revenue      6/12 at 101.00          AAA            3,230,550
                   Refunding Bonds, McCormick Place Expansion Project, Series
                   2002B, 5.750%, 6/15/23 - NPFG Insured

       1,840    Oak Park, Illinois, General Obligation Bonds, Series 2005B,        11/15 at 54.14          Aa2              759,957
                   0.000%, 11/01/27 - SYNCORA GTY Insured

                Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation
                Bonds, Series 1999:
      22,650       5.750%, 6/01/19 - AGM Insured                                     No Opt. Call          AAA           26,557,578
       3,500       5.750%, 6/01/23 - AGM Insured                                     No Opt. Call          AAA            4,018,105

       1,300    Schaumburg, Illinois, General Obligation Bonds, Series 2004B,     12/14 at 100.00          Aaa            1,364,311
                   5.250%, 12/01/34 - FGIC Insured

      10,000    Will County Community High School District 210 Lincoln-Way,          No Opt. Call          Aa2            5,537,500
                   Illinois, General Obligation Bonds, Series 2006, 0.000%,
                   1/01/23 - AGM Insured

       4,500    Will County School District 122, New Lenox, Illinois, General        No Opt. Call          Aa3            3,149,775
                   Obligation Bonds, Series 2000B, 0.000%, 11/01/18 - AGM
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
     195,865    Total Illinois                                                                                          177,456,318
------------------------------------------------------------------------------------------------------------------------------------

50 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.2% (3.4% OF TOTAL INVESTMENTS)

$       1,885   Hospital Authority of Delaware County, Indiana, Hospital           8/10 at 100.00          N/R     $      1,835,142
                   Revenue Refunding Bonds, Cardinal Health System, Series
                   1997, 5.000%, 8/01/16 - AMBAC Insured

        4,000   Indiana Finance Authority, Revenue Bonds, Trinity Health Care     12/19 at 100.00           AA            4,149,280
                   Group, Refunding Series 2009A, 5.250%, 12/01/38

        8,000   Indiana Health Facility Financing Authority, Hospital Revenue      8/10 at 101.50       A+ (4)            8,240,160
                   Bonds, Clarian Health Obligated Group, Series 2000A, 5.500%,
                   2/15/26 (Pre-refunded 8/15/10) - NPFG Insured

        2,000   Indiana Health Facility Financing Authority, Revenue Bonds,        3/17 at 100.00          BBB            1,961,340
                   Community Foundation of Northwest Indiana, Series 2007,
                   5.500%, 3/01/37

        6,555   Indiana Housing and Community Development Authority, Single        1/17 at 100.00          Aaa            6,399,515
                   Family Mortgage Revenue Bonds, Series 2007A-1, Drivers 1847,
                   7.817%, 7/01/32 (Alternative Minimum Tax) (IF)

        6,675   Indiana Municipal Power Agency, Power Supply Revenue Bonds,        1/17 at 100.00           A+            6,708,375
                   Series 2007A, 5.000%, 1/01/42 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       29,115   Total Indiana                                                                                            29,293,812
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 0.9% (0.6% OF TOTAL INVESTMENTS)

        7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement         6/15 at 100.00          BBB            5,236,560
                   Revenue Bonds, Series 2005C, 5.625%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 1.2% (0.8% OF TOTAL INVESTMENTS)

        3,825   Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,        10/10 at 100.00          Aa2            3,827,869
                   Series 1999, 4.000%, 10/01/18 - FGIC Insured

        3,000   Wyandotte County-Kansas City Unified Government, Kansas, Sales    12/15 at 100.00          N/R            3,067,290
                   Tax Special Obligation Bonds, Redevelopment Project Area B,
                   Series 2005, 5.000%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------
        6,825   Total Kansas                                                                                              6,895,159
------------------------------------------------------------------------------------------------------------------------------------

                KENTUCKY - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Kentucky Economic Development Finance Authority, Hospital
                System Revenue Refunding and Improvement Bonds, Appalachian
                Regional Healthcare Inc., Series 1997:
        1,850      5.850%, 10/01/17                                               10/10 at 100.00          BB-            1,744,791
        5,000      5.875%, 10/01/22                                               10/10 at 100.00          BB-            4,449,350
------------------------------------------------------------------------------------------------------------------------------------
        6,850   Total Kentucky                                                                                            6,194,141
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 7.2% (4.7% OF TOTAL INVESTMENTS)

        1,750   Louisiana Local Government Environmental Facilities and            6/12 at 105.00          Aaa            1,876,543
                   Community Development Authority, GNMA Collateralized
                   Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series
                   2002A, 6.500%, 6/20/37

        5,350   Louisiana Public Facilities Authority, Revenue Bonds, Baton        7/14 at 100.00            A            5,355,564
                   Rouge General Hospital, Series 2004, 5.250%, 7/01/33 - NPFG
                   Insured

        9,000   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner      5/17 at 100.00         Baa1            8,177,220
                   Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47

        5,445   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series      5/16 at 100.00          Aa1            5,364,360
                   2006A, 4.500%, 5/01/41 - FGIC Insured (UB)

       13,570   Louisiana Transportation Authority, Senior Lien Toll Road          12/10 at 38.73          Aa3            5,100,285
                   Revenue Bonds, Series 2005B, 0.000%, 12/01/28 - AMBAC Insured

                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
        9,690      5.500%, 5/15/30                                                 5/11 at 101.00          BBB            9,702,694
        5,000      5.875%, 5/15/39                                                 5/11 at 101.00          BBB            4,847,600
------------------------------------------------------------------------------------------------------------------------------------
       49,805   Total Louisiana                                                                                          40,424,266
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 3.2% (2.1% OF TOTAL INVESTMENTS)

        1,440   Boston Industrial Development Financing Authority,                 9/12 at 102.00          N/R              796,406
                   Massachusetts, Subordinate Revenue Bonds, Crosstown Center
                   Project, Series 2002, 8.000%, 9/01/35 (Alternative
                   Minimum Tax)

        4,365   Massachusetts Health and Educational Facilities Authority,        10/15 at 100.00          AAA            4,528,251
                   Revenue Bonds, Berkshire Health System, Series 2005F,
                   5.000%, 10/01/19 - AGC Insured

                                                           Nuveen Investments 51

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

$         620   Massachusetts Health and Educational Facilities Authority,         7/18 at 100.00          A3      $        603,155
                   Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%,
                   7/01/33

        2,300   Massachusetts Health and Educational Facilities Authority,         7/19 at 100.00          BBB            2,346,575
                   Revenue Refunding Bonds, Suffolk University Issue, Series
                   2009A, 5.750%, 7/01/39

        2,975   Massachusetts Housing Finance Agency, Housing Bonds, Series       12/18 at 100.00          AA-            3,027,330
                   2009F, 5.700%, 6/01/40

          785   Massachusetts Port Authority, Special Facilities Revenue Bonds,    9/10 at 100.00            A              643,496
                   US Airways Group Inc., Series 1996A, 5.875%, 9/01/23 - NPFG
                   Insured (Alternative Minimum Tax)

                Massachusetts Turnpike Authority, Metropolitan Highway System
                Revenue Bonds, Senior Series 1997A:
        1,975      5.000%, 1/01/12                                                 7/10 at 100.00            A            1,980,609
        1,200      5.000%, 1/01/13 - NPFG Insured                                  7/10 at 100.00            A            1,202,784
        2,200      5.125%, 1/01/17 - NPFG Insured                                  7/10 at 100.00            A            2,202,530
        1,000      0.000%, 1/01/24 - NPFG Insured                                    No Opt. Call            A              475,690
------------------------------------------------------------------------------------------------------------------------------------
       18,860   Total Massachusetts                                                                                      17,806,826
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 4.2% (2.7% OF TOTAL INVESTMENTS)

        6,000   Detroit, Michigan, Second Lien Sewerage Disposal System Revenue    7/15 at 100.00           A1            5,856,900
                   Bonds, Series 2005A, 5.000%, 7/01/35 - NPFG Insured

       15,255   Michigan State Hospital Finance Authority, Hospital Revenue        8/10 at 100.00          BB-           12,097,520
                   Bonds, Detroit Medical Center Obligated Group, Series
                   1998A, 5.250%, 8/15/28

        1,150   Royal Oak Hospital Finance Authority, Michigan, Hospital           9/18 at 100.00           A1            1,361,600
                   Revenue Bonds, William Beaumont Hospital, Refunding
                   Series 2009V, 8.250%, 9/01/39

        4,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit             6/10 at 100.50            A            4,047,840
                   Metropolitan Wayne County Airport, Series 1998A, 5.375%,
                   12/01/16 - NPFG Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       26,405   Total Michigan                                                                                           23,363,860
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        6,375   Minneapolis Health Care System, Minnesota, Revenue Bonds,         11/18 at 100.00            A            7,149,053
                   Fairview Hospital and Healthcare Services, Series 2008A,
                   6.625%, 11/15/28

          555   Minnesota Housing Finance Agency, Single Family Mortgage           7/10 at 101.00          AA+              570,435
                   Bonds, Series 1998H-1, 5.650%, 7/01/31 (Alternative
                   Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        6,930   Total Minnesota                                                                                           7,719,488
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 2.3% (1.5% OF TOTAL INVESTMENTS)

                Kansas City Municipal Assistance Corporation, Missouri,
                Leasehold Revenue Bonds, Series 2004B-1:
        7,000      0.000%, 4/15/27 - AMBAC Insured                                   No Opt. Call          AA-            2,821,700
        5,000      0.000%, 4/15/29 - AMBAC Insured                                   No Opt. Call          AA-            1,775,650

        1,885   Missouri Health and Educational Facilities Authority, Revenue      6/11 at 101.00          AA-            1,927,582
                   Bonds, SSM Healthcare System, Series 2001A, 5.250%, 6/01/21
                   - AMBAC Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
          300      5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured          6/11 at 101.00      AA- (4)              318,120
        2,185      5.250%, 6/01/21 (Pre-refunded 6/01/11) - AMBAC Insured          6/11 at 101.00      AA- (4)            2,316,974
        3,670      5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured          6/11 at 101.00      AA- (4)            3,891,668
------------------------------------------------------------------------------------------------------------------------------------
       20,040   Total Missouri                                                                                           13,051,694
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 0.3% (0.2% OF TOTAL INVESTMENTS)

          570   Montana Board of Housing, Single Family Mortgage Bonds, Series     6/10 at 100.00          AA+              579,890
                   2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

        1,000   Montana Higher Education Student Assistance Corporation,           6/10 at 100.00           A2              979,600
                   Student Loan Revenue Bonds, Subordinate Series 1999B,
                   6.400%, 12/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        1,570   Total Montana                                                                                             1,559,490
------------------------------------------------------------------------------------------------------------------------------------

52 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.4% (3.5% OF TOTAL INVESTMENTS)

$      10,000   Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien      1/20 at 100.00          Aa3     $     10,623,900
                   Series 2010B, 5.750%, 7/01/42

        9,675   Clark County, Nevada, Passenger Facility Charge Revenue Bonds,     1/20 at 100.00          Aa3            9,659,327
                   Las Vegas-McCarran International Airport, Series 2010A,
                   5.250%, 7/01/42

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier,
                Series 2000:
        8,000      0.000%, 1/01/19 - AMBAC Insured                                   No Opt. Call         Caa2            1,508,720
        4,000      5.625%, 1/01/32 - AMBAC Insured (5)                             1/12 at 100.00         Caa2            1,284,720
        3,000      5.375%, 1/01/40 - AMBAC Insured (5)                             7/10 at 100.00         Caa2              963,570

        3,750   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,    7/17 at 100.00          AA+            4,311,000
                   Catholic Healthcare West, Trust 2634, 18.667%, 7/01/31 -
                   BHAC Insured (IF)

        1,500   Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue      6/19 at 100.00            A            1,719,660
                   Bonds, Series 2009A, 8.000%, 6/15/30
------------------------------------------------------------------------------------------------------------------------------------
       39,925   Total Nevada                                                                                             30,070,897
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 6.9% (4.5% OF TOTAL INVESTMENTS)

        6,850   New Jersey Educational Facilities Authority, Revenue Refunding       No Opt. Call         Baa2            7,506,641
                   Bonds, University of Medicine and Dentistry of New Jersey,
                   Series 2009B, 5.750%, 12/01/15

        1,830   New Jersey Higher Education Assistance Authority, Student Loan     6/10 at 101.00          Aaa            1,853,406
                   Revenue Bonds, Series 2000A, 6.000%, 6/01/13 - NPFG Insured
                   (Alternative Minimum Tax)

        4,130   New Jersey Transit Corporation, Certificates of Participation,       No Opt. Call          Aa3            4,597,516
                   Federal Transit Administration Grants, Series 2002A, 5.500%,
                   9/15/13 - AMBAC Insured

        4,000   New Jersey Transportation Trust Fund Authority, Transportation       No Opt. Call          AA-            4,633,360
                   System Bonds, Series 1999A, 5.750%, 6/15/18

       20,000   New Jersey Transportation Trust Fund Authority, Transportation       No Opt. Call          AA-            6,895,400
                   System Bonds, Series 2006C, 0.000%, 12/15/28 - AMBAC Insured

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
        7,825      5.750%, 6/01/32 (Pre-refunded 6/01/12)                          6/12 at 100.00          AAA            8,387,226
        3,165      6.125%, 6/01/42 (Pre-refunded 6/01/12)                          6/12 at 100.00          AAA            3,515,397

        1,365   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/13 at 100.00          AAA            1,596,463
                   Settlement Asset-Backed Bonds, Series 2003,  6.750%, 6/01/39
                   (Pre-refunded 6/01/13)
------------------------------------------------------------------------------------------------------------------------------------
       49,165   Total New Jersey                                                                                         38,985,409
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO - 0.7% (0.4% OF TOTAL INVESTMENTS)

        3,730   University of New Mexico, FHA-Insured Mortgage Hospital            7/14 at 100.00          AAA            3,797,103
                   Revenue Bonds, Series 2004, 5.000%, 7/01/32 - AGM Insured

------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 8.1% (5.3% OF TOTAL INVESTMENTS)

        2,170   Dormitory Authority of the State of New York, Insured Revenue      7/10 at 100.00           A3            2,171,215
                   Bonds, Franciscan Health Partnership Obligated Group -
                   Frances Shervier Home and Hospital, Series 1997, 5.500%,
                   7/01/17 - RAAI Insured

        7,500   Dormitory Authority of the State of New York, Secured              8/10 at 100.00          AA-            7,507,125
                   Hospital Revenue Refunding Bonds, Wyckoff Heights Medical
                   Center, Series 1998H, 5.300%, 8/15/21 - NPFG Insured

        6,000   New York City Industrial Development Agency, New York,             8/16 at 101.00           B-            6,156,660
                   American Airlines-JFK International Airport Special
                   Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31
                   (Alternative Minimum Tax)

        4,755   New York City Industrial Development Agency, New York, Revenue     3/19 at 100.00          AAA            5,502,962
                   Bonds, Yankee Stadium Project Pilot, Series 2009A, 7.000%,
                    3/01/49 - AGC Insured

        5,000   New York City Municipal Water Finance Authority, New York,        12/14 at 100.00          AAA            5,168,450
                   Water and Sewerage System Revenue Bonds, Series 2004B,
                   5.000%, 6/15/36 - AGM Insured (UB)

        8,800   New York City Sales Tax Asset Receivable Corporation, New         10/14 at 100.00           AAA           9,139,504
                   York, Dedicated Revenue Bonds, Local Government Assistance
                   Corporation, Series 2004A, 5.000%, 10/15/32 - AMBAC
                   Insured (UB)

       10,000   Port Authority of New York and New Jersey, Special Project         6/10 at 100.00            A           10,063,600
                   Bonds, JFK International Air Terminal LLC, Sixth Series
                   1997, 5.900%, 12/01/17 - NPFG Insured (Alternative Minimum
                   Tax)
------------------------------------------------------------------------------------------------------------------------------------
       44,225   Total New York                                                                                           45,709,516
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 53

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.1% (0.7% OF TOTAL INVESTMENTS)

$       1,500   Charlotte-Mecklenberg Hospital Authority, North Carolina,          1/18 at 100.00          AA-     $      1,594,575
                   Carolinas HealthCare System Revenue Bonds, Series 2008A,
                   5.250%, 1/15/24 - AGC Insured

        3,830   Charlotte-Mecklenburg Hospital Authority, North Carolina,          1/15 at 100.00          AAA            4,401,168
                   Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                   System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
------------------------------------------------------------------------------------------------------------------------------------
        5,330   Total North Carolina                                                                                      5,995,743
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 3.2% (2.1% OF TOTAL INVESTMENTS)

        2,300   Amherst Exempted Village School District, Ohio, Unlimited Tax     12/11 at 100.00      Aa2 (4)            2,464,611
                   General Obligation School Improvement Bonds, Series 2001,
                   5.125%, 12/01/21 (Pre-refunded 12/01/11) - FGIC Insured

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                2007A-2:
        1,285      5.375%, 6/01/24                                                 6/17 at 100.00          BBB            1,217,460
          160      5.125%, 6/01/24                                                 6/17 at 100.00          BBB              147,808
        1,800      5.875%, 6/01/30                                                 6/17 at 100.00          BBB            1,524,222
        1,740      5.750%, 6/01/34                                                 6/17 at 100.00          BBB            1,369,049
        3,930      5.875%, 6/01/47                                                 6/17 at 100.00          BBB            2,949,937

        3,635   Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage    7/10 at 100.00          Aa2            3,636,818
                   Revenue Bonds, Hamilton Creek Apartments Project, Series
                   1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

        3,650   Montgomery County, Ohio, Revenue Bonds, Catholic Health            5/14 at 100.00           AA            3,740,338
                   Initiatives, Series 2004A, 5.000%, 5/01/30

          935   Warren County, Ohio, Limited Tax General Obligations, Series       6/10 at 100.00          Aa1              938,693
                   1997, 5.500%, 12/01/17
------------------------------------------------------------------------------------------------------------------------------------
       19,435   Total Ohio                                                                                               17,988,936
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 0.4% (0.3% OF TOTAL INVESTMENTS)

        2,355   Portland, Oregon, Downtown Waterfront Urban Renewal and            6/10 at 101.00          Aa3            2,389,218
                   Redevelopment Revenue Bonds, Series 2000A, 5.500%, 6/15/20 -
                   AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 6.9% (4.5% OF TOTAL INVESTMENTS)

        3,480   Allegheny County Hospital Development Authority, Pennsylvania,    11/10 at 102.00          AAA            3,716,710
                   Revenue Bonds, West Penn Allegheny Health System, Series
                   2000B, 9.250%, 11/15/22 (Pre-refunded 11/15/10)

          520   Carbon County Industrial Development Authority, Pennsylvania,        No Opt. Call         BBB-              519,995
                   Resource Recovery Revenue Refunding Bonds, Panther Creek
                   Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                   Minimum Tax)

        1,250   Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series   12/18 at 100.00          AAA            1,276,188
                   2008, 5.000%, 12/01/43 - AGM Insured

        1,500   Pennsylvania Housing Finance Agency, Single Family Mortgage       10/16 at 100.00          AA+            1,424,970
                   Revenue Bonds, Series 2006A, 4.650%, 10/01/31 (Alternative
                   Minimum Tax) (UB)

        8,200   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,         12/27 at 100.00           A2            5,511,138
                   Capital Appreciation Series 2009E, 0.000%, 12/01/38

        5,000   Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue     6/26 at 100.00          AAA            3,763,650
                   Bonds, Series 2009C, 0.000%, 6/01/33 - AGM Insured

       18,900   Philadelphia Airport System, Pennsylvania, Revenue Bonds,          6/10 at 100.00           A+           18,923,814
                   Series 1998A, 5.500%, 6/15/18 - FGIC Insured (Alternative
                   Minimum Tax)

        3,205   Philadelphia School District, Pennsylvania, General Obligation     8/12 at 100.00      Aa2 (4)            3,540,243
                   Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded 8/01/12)
                   - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       42,055   Total Pennsylvania                                                                                       38,676,708
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 5.0% (3.3% OF TOTAL INVESTMENTS)

        2,500   Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,        7/18 at 100.00         Baa1            2,609,550
                   Senior Lien Series 2008A, 6.000%, 7/01/44

                Puerto Rico Housing Finance Authority, Capital Fund Program
                Revenue Bonds, Series 2003:
        8,200      4.500%, 12/01/23 (UB)                                          12/13 at 100.00          AAA            9,090,520
        4,300      4.500%, 12/01/23 (UB)                                          12/13 at 100.00          AA+            4,331,261

54 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO (continued)

$      12,845   Puerto Rico Infrastructure Financing Authority, Special Tax          No Opt. Call           A3     $      1,438,897
                   Revenue Bonds, Series 2005A, 0.000%, 7/01/42 - FGIC Insured

       10,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     8/19 at 100.00           A+           10,848,300
                   Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42
------------------------------------------------------------------------------------------------------------------------------------
       37,845   Total Puerto Rico                                                                                        28,318,528
------------------------------------------------------------------------------------------------------------------------------------

                RHODE ISLAND - 3.0% (1.9% OF TOTAL INVESTMENTS)

        2,015   Central Falls, Rhode Island, General Obligation School Bonds,      5/10 at 101.00         Baa1            2,037,628
                   Series 1999, 6.250%, 5/15/20 - RAAI Insured

                Rhode Island Housing & Mortgage Finance Corporation,
                Homeownership Opportunity 57-B Bond Program, Series 2008,
                Trust 1177:
        1,500      9.509%, 10/01/27 (Alternative Minimum Tax) (IF)                 4/17 at 100.00          AA+            1,567,935
        1,000      9.609%, 10/01/32 (Alternative Minimum Tax) (IF)                 4/17 at 100.00          AA+            1,029,980

       12,500   Rhode Island Tobacco Settlement Financing Corporation, Tobacco     6/12 at 100.00          BBB           12,124,375
                   Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
       17,015   Total Rhode Island                                                                                       16,759,918
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,500   Greenville, South Carolina, Hospital Facilities Revenue Bonds,     5/11 at 101.00          AA-            1,505,655
                   Series 2001, 5.000%, 5/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.4% (0.9% OF TOTAL INVESTMENTS)

        2,250   Memphis-Shelby County Airport Authority, Tennessee, Airport        9/10 at 101.00           A2            2,273,715
                   Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC Insured
                   (Alternative Minimum Tax)

        2,425   Memphis-Shelby County Airport Authority, Tennessee, Airport        3/11 at 100.00          AAA            2,446,486
                   Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - AGM Insured

        2,310   Sullivan County Health Educational and Housing Facilities          9/16 at 100.00         BBB+            2,124,784
                   Board, Tennessee, Revenue Bonds, Wellmont Health System,
                   Series 2006C, 5.250%, 9/01/36

        1,500   Sumner County Health, Educational, and Housing Facilities         11/17 at 100.00          N/R              974,100
                   Board, Tennessee, Revenue Refunding Bonds, Sumner Regional
                   Health System Inc., Series 2007, 5.500%, 11/01/46 (7)
------------------------------------------------------------------------------------------------------------------------------------
        8,485   Total Tennessee                                                                                           7,819,085
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 6.9% (4.5% OF TOTAL INVESTMENTS)

        2,560   Brazos River Authority, Texas, Pollution Control Revenue           4/13 at 101.00         Caa3            1,531,674
                   Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%,
                   3/01/32 (Alternative Minimum Tax)

        2,000   Capital Area Cultural Education Facilities Finance Corporation,    4/20 at 100.00          Aaa            2,010,940
                   Texas, Revenue Bonds, The Roman Catholic Diocese of Austin,
                   Series 2005B. Remarketed, 6.125%, 4/01/45

        2,820   Central Texas Regional Mobility Authority, Travis and              1/15 at 100.00            A            2,492,006
                   Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                   5.000%, 1/01/45 - FGIC Insured

          820   Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue   12/11 at 100.00          AAA              877,072
                   Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11)
                   - AMBAC Insured

        2,205   Harris County-Houston Sports Authority, Texas, Senior Lien           No Opt. Call            A            1,185,540
                   Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/20 -
                   NPFG Insured

        3,130   Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,       No Opt. Call           A2              927,732
                   Convention and Entertainment Project, Series 2001B, 0.000%,
                   9/01/30 - AMBAC Insured

        2,500   Jefferson County, Texas, Certificates of Obligation, Series        8/10 at 100.00          AAA            2,535,225
                   2000, 6.000%, 8/01/25 (Pre-refunded 8/01/10) - AGM Insured

       30,095   Leander Independent School District, Williamson and Travis          8/12 at 27.94          AAA            7,524,954
                   Counties, Texas, General Obligation Bonds, Series 2004,
                   0.000%, 8/15/34

                                                           Nuveen Investments 55

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       9,345   Leander Independent School District, Williamson and Travis          8/15 at 37.33          AA-     $      2,683,697
                   Counties, Texas, General Obligation Bonds, Series 2005,
                   0.000%, 8/15/33 - FGIC Insured

       33,160   Leander Independent School District, Williamson and Travis          8/14 at 26.50          AAA            7,094,582
                   Counties, Texas, General Obligation Bonds, Series 2006,
                   0.000%, 8/15/38

        1,000   San Antonio, Texas, Water System Revenue Bonds, Series 2005,       5/15 at 100.00          Aa1            1,004,430
                   4.750%, 5/15/37 - NPFG Insured

        3,295   Tarrant County, Texas, Cultural & Educational Facilities           2/17 at 100.00          AA-            3,384,558
                   Financing Corporation, Revenue Bonds, Series 2007, Residuals
                   1760-3, 16.855%, 2/15/36 (IF)

        7,000   White Settlement Independent School District, Tarrant County,       8/15 at 34.92          AAA            1,885,170
                   Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/35

                Wylie Independent School District, Taylor County, Texas,
                General Obligation Bonds, Series 2005:
        3,000      0.000%, 8/15/20                                                  8/15 at 78.46          AAA            1,930,650
        3,000      0.000%, 8/15/22                                                  8/15 at 70.77          AAA            1,720,650
------------------------------------------------------------------------------------------------------------------------------------
      105,930   Total Texas                                                                                              38,788,880
------------------------------------------------------------------------------------------------------------------------------------

                UTAH - 0.1% (0.1% OF TOTAL INVESTMENTS)

                Utah Housing Finance Agency, Single Family Mortgage Bonds,
                Series 1999C-2, Class II:
          165      5.700%, 7/01/19 (Alternative Minimum Tax)                       7/10 at 101.50          Aaa              170,217
           50      5.750%, 7/01/21 (Alternative Minimum Tax)                       7/10 at 101.50          Aa2               50,827

           10   Utah Housing Finance Agency, Single Family Mortgage Bonds,         7/10 at 100.00          Aa2               10,046
                   Series 1999D, 5.850%, 7/01/21 (Alternative Minimum Tax)

          390   Utah Housing Finance Agency, Single Family Mortgage Bonds,         7/10 at 100.00          AA-              390,753
                   Series 2000F-2, Class III, 6.000%, 1/01/15 (Alternative
                   Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
          615   Total Utah                                                                                                  621,843
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 0.5% (0.3% OF TOTAL INVESTMENTS)

        3,000   Fairfax County Economic Development Authority, Virginia,          10/17 at 100.00          N/R            2,887,560
                   Residential Care Facilities Mortgage Revenue Bonds, Goodwin
                   House, Inc., Series 2007A, 5.125%, 10/01/42
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 11.3% (7.4% OF TOTAL INVESTMENTS)

        4,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds,    7/13 at 100.00          Aaa            4,455,840
                   Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 - SYNCORA
                   GTY Insured

                Port of Seattle, Washington, Special Facility Revenue Bonds,
                Terminal 18, Series 1999B:
        1,755      6.000%, 9/01/15 - NPFG Insured (Alternative Minimum Tax)        9/10 at 101.00            A            1,775,323
        2,590      6.000%, 9/01/16 - NPFG Insured (Alternative Minimum Tax)        9/10 at 101.00            A            2,619,267

                Port of Seattle, Washington, Special Facility Revenue Bonds,
                Terminal 18, Series 1999C:
          875      6.000%, 9/01/15 - NPFG Insured (Alternative Minimum Tax)        9/10 at 101.00            A              885,133
        1,260      6.000%, 9/01/16 - NPFG Insured (Alternative Minimum Tax)        9/10 at 101.00            A            1,274,238

        4,820   Seattle, Washington, Municipal Light and Power Revenue             3/11 at 100.00          AAA            4,959,828
                   Refunding and Improvement Bonds, Series 2001, 5.500%,
                   3/01/19 - AGM Insured

        2,000   Washington Health Care Facilities Authority, Revenue Bonds,        7/19 at 100.00            A            2,065,260
                   Fred Hutchinson Cancer Research Center, Series 2009A,
                   6.000%, 1/01/33

        6,190   Washington State Tobacco Settlement Authority, Tobacco             6/13 at 100.00          BBB            6,298,201
                   Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%,
                   6/01/26

       11,605   Washington, Certificates of Participation, Washington              7/10 at 100.00           AA           11,643,412
                   Convention and Trade Center, Series 1999, 5.250%, 7/01/16 -
                   NPFG Insured

        3,350   Washington, General Obligation Compound Interest Bonds, Series       No Opt. Call          AAA            2,602,380
                   1999S-2, 0.000%, 1/01/18 - AGM Insured

                Washington, General Obligation Compound Interest Bonds, Series
                1999S-3:
       17,650      0.000%, 1/01/20                                                   No Opt. Call          AA+           12,405,478
       18,470      0.000%, 1/01/21                                                   No Opt. Call          AA+           12,347,563
------------------------------------------------------------------------------------------------------------------------------------
       74,565   Total Washington                                                                                         63,331,923
------------------------------------------------------------------------------------------------------------------------------------

56 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.7% (4.4% OF TOTAL INVESTMENTS)

$       1,690   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,    11/14 at 100.00      Aa2 (4)     $      1,950,918
                   5.000%, 11/01/29 (Pre-refunded 11/01/14) - AGM Insured

          560   Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004,    11/14 at 100.00          Aa2              577,975
                   5.000%, 11/01/29 - AGM Insured

        3,810   La Crosse, Wisconsin, Industrial Development Revenue Refunding    12/10 at 100.00           A3            3,875,912
                   Bonds, Dairyland Power Cooperative, Series 1997C, 5.550%,
                   2/01/15 - AMBAC Insured

        7,410   Wisconsin Health and Educational Facilities Authority, Revenue    11/16 at 100.00          Aa1            7,521,297
                   Bonds, Ascension Health, Series 2006A, 5.000%, 11/15/36

        4,330   Wisconsin Health and Educational Facilities Authority, Revenue     2/20 at 100.00          AA-            4,627,080
                   Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B,
                   5.500%, 8/15/29

        4,380   Wisconsin Health and Educational Facilities Authority, Revenue     5/10 at 100.00            A            4,381,050
                   Bonds, Kenosha Hospital and Medical Center Inc., Series
                   1999, 5.625%, 5/15/29

       12,700   Wisconsin Health and Educational Facilities Authority, Revenue     8/10 at 100.50           A2           12,750,291
                   Bonds, Mercy Health System Corporation, Series 1999, 5.500%,
                   8/15/25 - AMBAC Insured

        2,200   Wisconsin Health and Educational Facilities Authority, Revenue     8/13 at 100.00         BBB+            1,970,055
                   Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                   5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
       37,080   Total Wisconsin                                                                                          37,654,578
------------------------------------------------------------------------------------------------------------------------------------
$   1,119,905   Total Municipal Bonds (cost $851,521,599)                                                               857,818,917
=============-----------------------------------------------------------------------------------------------------------------------

       SHARES   DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES - 0.1% (0.1% OF TOTAL INVESTMENTS)

        8,765   BlackRock MuniHoldings Fund Inc.                                                                   $        137,610

       32,332   Morgan Stanley Quality Municipal Income Trust                                                               408,029
------------------------------------------------------------------------------------------------------------------------------------
                Total Investment Companies (cost $527,634)                                                                  545,639
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $852,049,233) - 152.8%                                                          858,364,556
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (9.2)%                                                                      (51,605,000)
                --------------------------------------------------------------------------------------------------------------------
                MuniFund Term Preferred Shares, at Liquidation Value - (25.7)% (6)                                     (144,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                     19,443,937
                --------------------------------------------------------------------------------------------------------------------
                Auction Rate Preferred Shares, at Liquidation Value - (21.4)% (6)                                      (120,075,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $    561,828,493
                ====================================================================================================================

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

 (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

 (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

 (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

 (5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

 (6) MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 16.8% and 14.0%, respectively.

 (7) For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

 N/R  Not rated.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 57

NXZ | Nuveen Dividend Advantage Municipal Fund 2
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.5% (3.1% OF TOTAL INVESTMENTS)

$      18,500   Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series    6/11 at 101.00       A2 (4)     $     19,734,135
                   2001A, 5.750%, 6/01/31 (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        2,200   Northern Tobacco Securitization Corporation, Alaska, Tobacco       6/14 at 100.00         Baa3            1,478,906
                   Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 0.7% (0.5% OF TOTAL INVESTMENTS)

        3,120   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien       7/12 at 100.00          AA-            3,121,030
                   Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 - FGIC
                   Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                ARKANSAS - 0.2% (0.1% OF TOTAL INVESTMENTS)

          925   Arkansas Development Finance Authority, Single Family Mortgage     1/12 at 100.00          AAA              930,939
                   Revenue Bonds, GNMA Mortgage-Backed Securities Program,
                   Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 12.4% (8.4% OF TOTAL INVESTMENTS)

        9,000   California County Tobacco Securitization Agency, Tobacco          12/18 at 100.00         Baa3            6,728,670
                   Settlement Asset-Backed Bonds, Los Angeles County
                   Securitization Corporation, Series 2006A, 0.000%, 6/01/36

        6,000   California Educational Facilities Authority, Revenue Bonds,        6/11 at 101.00          AAA            6,222,780
                   Stanford University, Series 2001Q, 5.250%, 12/01/32

        4,080   California Health Facilities Financing Authority, Revenue          4/16 at 100.00          AA+            4,123,534
                   Bonds, Kaiser Permanante System, Series 2006, 5.000%,
                   4/01/37 - BHAC Insured

       20,000   Golden State Tobacco Securitization Corporation, California,       6/15 at 100.00           A2           18,307,400
                   Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                   Series 2005A, 5.000%, 6/01/45 - FGIC Insured

        5,000   Golden State Tobacco Securitization Corporation, California,       6/13 at 100.00          AAA            5,837,850
                   Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                   6.750%, 6/01/39 (Pre-refunded 6/01/13)

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
        1,000      5.000%, 6/01/33                                                 6/17 at 100.00          BBB              816,750
        1,000      5.125%, 6/01/47                                                 6/17 at 100.00          BBB              698,390

        6,000   Los Angeles Regional Airports Improvement Corporation,            12/12 at 102.00           B-            6,048,480
                   California, Sublease Revenue Bonds, Los Angeles
                   International Airport, American Airlines Inc. Terminal 4
                   Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum
                   Tax)

        5,000   San Jose, California, Airport Revenue Bonds, Series 2007A,         3/17 at 100.00            A            5,176,100
                   6.000%, 3/01/47 - AMBAC Insured (Alternative Minimum Tax)

           70   Yuba County Water Agency, California, Yuba River Development       9/10 at 100.00         Baa1               68,450
                   Revenue Bonds, Pacific Gas and Electric Company, Series
                   1966A, 4.000%, 3/01/16
------------------------------------------------------------------------------------------------------------------------------------
       57,150   Total California                                                                                         54,028,404
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 10.0% (6.7% OF TOTAL INVESTMENTS)

        2,380   Colorado Educational and Cultural Facilities Authority, Charter    8/11 at 100.00          AAA            2,575,112
                   School Revenue Bonds, Peak-to-Peak Charter School, Series
                   2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)

        3,300   Denver City and County, Colorado, Airport Revenue Bonds, Series   11/16 at 100.00           A+            3,466,914
                   2006, 5.000%, 11/15/24 - FGIC Insured

                Denver City, Colorado, Airport Revenue Bonds, Series 2006:
        5,365      5.000%, 11/15/23 - FGIC Insured (UB)                           11/16 at 100.00           A+            5,668,820
        4,335      5.000%, 11/15/25 - FGIC Insured (UB)                           11/16 at 100.00           A+            4,531,506

        2,000   Denver, Colorado, Airport System Revenue Refunding Bonds,         11/10 at 100.00           A+            2,048,020
                   Series 2000A, 6.000%, 11/15/18 - AMBAC Insured (Alternative
                   Minimum Tax)

       10,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,     9/10 at 31.42          Aaa            3,137,300
                   Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) - NPFG
                   Insured

58 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       1,280   Eagle County Air Terminal Corporation, Colorado, Airport           5/11 at 101.00          N/R     $      1,192,051
                   Terminal Revenue Bonds, Series 2001, 7.125%, 5/01/31
                   (Alternative Minimum Tax)

          755   Jefferson County School District R1, Colorado, General            12/14 at 100.00          AAA              873,588
                   Obligation Bonds, Series 2004, 5.000%, 12/15/22 - AGM
                   Insured (UB)

        5,000   Northwest Parkway Public Highway Authority, Colorado, Revenue      6/11 at 102.00          AAA            5,362,150
                   Bonds, Senior Series 2001A, 5.250%, 6/15/41 (Pre-refunded
                   6/15/11) - AGM Insured

                Northwest Parkway Public Highway Authority, Colorado, Senior
                Lien Revenue Bonds, Series 2001B:
       22,000      0.000%, 6/15/28 (Pre-refunded 6/15/11) - AGM Insured             6/11 at 35.65          AAA            7,737,840
       17,650      0.000%, 6/15/29 (Pre-refunded 6/15/11) - AMBAC Insured           6/11 at 33.46      N/R (4)            5,825,206

        1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax             6/14 at 101.00          N/R            1,003,600
                   Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25
------------------------------------------------------------------------------------------------------------------------------------
       75,065   Total Colorado                                                                                           43,422,107
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 1.3% (0.9% OF TOTAL INVESTMENTS)

          895   District of Columbia Tobacco Settlement Corporation, Tobacco       5/11 at 101.00          BBB              900,057
                   Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24

        5,000   Washington Convention Center Authority, District of Columbia,     10/16 at 100.00           A1            4,797,800
                   Senior Lien Dedicated Tax Revenue Bonds, Series 2007A,
                   4.500%, 10/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
        5,895   Total District of Columbia                                                                                5,697,857
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 4.2% (2.9% OF TOTAL INVESTMENTS)

       15,000   Jacksonville, Florida, Transportation Revenue Bonds, Series       10/11 at 100.00          Aa2           15,471,600
                   2001, 5.250%, 10/01/29 - NPFG Insured

        3,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami         10/12 at 100.00            A            3,006,240
                   International Airport, Series 2002, 5.375%, 10/01/32 - FGIC
                   Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       18,000   Total Florida                                                                                            18,477,840
------------------------------------------------------------------------------------------------------------------------------------

                HAWAII - 2.4% (1.6% OF TOTAL INVESTMENTS)

                Honolulu Board of Water Supply, Hawaii, Water System Revenue
                Bonds, Series 2001:
        3,000      5.250%, 7/01/26 (Pre-refunded 7/01/11) - AGM Insured            7/11 at 100.00          AAA            3,167,940
        6,725      5.250%, 7/01/31 (Pre-refunded 7/01/11) - AGM Insured            7/11 at 100.00          AAA            7,101,466
------------------------------------------------------------------------------------------------------------------------------------
        9,725   Total Hawaii                                                                                             10,269,406
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 13.6% (9.1% OF TOTAL INVESTMENTS)

        3,525   Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing    12/11 at 100.00          AAA            3,565,291
                   Revenue Bonds, Stone Terrace Apartments, Series 2001A,
                   5.750%, 12/20/42 (Alternative Minimum Tax)

          685   Chicago, Illinois, FNMA/GNMA Collateralized Single Family          4/11 at 105.00          AAA              717,716
                   Mortgage Revenue Bonds, Series 2001A, 6.250%, 10/01/32
                   (Alternative Minimum Tax)

        5,000   Chicago, Illinois, General Obligation Bonds, City Colleges,          No Opt. Call          Aa2            1,429,700
                   Series 1999, 0.000%, 1/01/34 - FGIC Insured

        3,985   Chicago, Illinois, General Obligation Bonds, Series 2001A,         1/11 at 101.00          Aa2            4,032,940
                   5.250%, 1/01/33 - NPFG Insured

        5,285   Chicago, Illinois, General Obligation Bonds, Series 2001A,         1/11 at 101.00      AA- (4)            5,508,661
                   5.250%, 1/01/33 (Pre-refunded 1/01/11) - NPFG Insured

        3,180   Illinois Development Finance Authority, Revenue Bonds, Chicago    12/12 at 100.00      N/R (4)            3,578,804
                   Charter School Foundation, Series 2002A, 6.250%, 12/01/32
                   (Pre-refunded 12/01/12)

          910   Illinois Development Finance Authority, Revenue Bonds, Illinois    9/11 at 100.00         BBB+              896,132
                   Wesleyan University, Series 2001, 5.500%, 9/01/32 - AMBAC
                   Insured

        4,090   Illinois Development Finance Authority, Revenue Bonds, Illinois    9/11 at 100.00     BBB+ (4)            4,340,635
                   Wesleyan University, Series 2001, 5.500%, 9/01/32
                   (Pre-refunded 9/01/11) - AMBAC Insured

        3,100   Illinois Development Finance Authority, Revenue Bonds,             5/11 at 101.00          AAA            3,298,865
                   Midwestern University, Series 2001B, 6.000%, 5/15/31
                   (Pre-refunded 5/15/11)

        9,500   Illinois Finance Authority, Revenue Bonds, Palos Community         5/17 at 100.00            A            9,337,835
                   Hospital, Series 2007A, 5.000%, 5/15/32 - NPFG Insured

                                                           Nuveen Investments 59

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       2,500   Illinois Finance Authority, Revenue Bonds, Silver Cross            8/19 at 100.00          BBB     $      2,661,100
                   Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38

        5,000   Illinois Health Facilities Authority, Revenue Bonds, Edward        2/11 at 101.00          AAA            5,243,750
                   Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34
                   (Pre-refunded 2/15/11) - AGM Insured

        2,500   Illinois Housing Development Authority, Homeowner Mortgage         2/16 at 100.00           AA            2,523,400
                   Revenue Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative
                   Minimum Tax)

        2,275   Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16    6/11 at 100.00          AAA            2,382,403

        2,500   Kane & DeKalb Counties, Illinois, Community United School            No Opt. Call           A1            1,295,450
                   District 301, General Obligation Bonds, Series 2006, 0.000%,
                   12/01/23 - NPFG Insured

        5,120   Metropolitan Pier and Exposition Authority, Illinois, Revenue      6/10 at 100.00           A1            5,122,765
                   Refunding Bonds, McCormick Place Expansion Project, Series
                   1996A, 5.250%, 6/15/27 - AMBAC Insured

        1,740   Montgomery, Illinois, Lakewood Creek Project Special Assessment    3/16 at 100.00          N/R            1,492,189
                   Bonds, Series 2007, 4.700%, 3/01/30 - RAAI Insured

        3,360   Northfield Township High School District 225, Cook County,         12/16 at 69.01          AAA            1,731,643
                   Illinois, Glenbrook, General Obligation School Bonds, Series
                   2007B, 0.000%, 12/01/24
------------------------------------------------------------------------------------------------------------------------------------
       64,255   Total Illinois                                                                                           59,159,279
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 3.2% (2.2% OF TOTAL INVESTMENTS)

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue      9/11 at 100.00          BBB            1,721,080
                   Bonds, Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31

        2,210   Indiana Health Facility Financing Authority, Hospital Revenue        No Opt. Call          AAA            2,508,328
                   Refunding Bonds, Columbus Regional Hospital, Series 1993,
                   7.000%, 8/15/15 - AGM Insured

        4,000   Indiana Transportation Finance Authority, Highway Revenue          6/13 at 100.00          AAA            4,163,480
                   Bonds, Series 2003A, 5.000%, 6/01/23 - AGM Insured

        6,100   St. Joseph County Hospital Authority, Indiana, Revenue Bonds,      8/10 at 101.00          BB+            5,594,676
                   Madison Center Inc., Series 1999, 5.800%, 2/15/24
------------------------------------------------------------------------------------------------------------------------------------
       14,310   Total Indiana                                                                                            13,987,564
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 1.6% (1.1% OF TOTAL INVESTMENTS)

        1,000   Iowa Higher Education Loan Authority, Private College Facility    10/12 at 100.00      N/R (4)            1,107,420
                   Revenue Bonds, Wartburg College, Series 2002, 5.500%,
                   10/01/28 (Pre-refunded 10/01/12) - ACA Insured

        6,340   Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue    6/17 at 100.00          BBB            5,685,205
                   Bonds, Series 2005B, 5.600%,6/01/34
------------------------------------------------------------------------------------------------------------------------------------
        7,340   Total Iowa                                                                                                6,792,625
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 3.9% (2.7% OF TOTAL INVESTMENTS)

       17,000   Wichita, Kansas, Hospital Facilities Revenue Refunding and        11/11 at 101.00           A+           17,221,850
                   Improvement Bonds, Via Christi Health System Inc., Series
                   2001-III, 5.625%, 11/15/31
------------------------------------------------------------------------------------------------------------------------------------

                KENTUCKY - 0.2% (0.2% OF TOTAL INVESTMENTS)

        1,000   Kentucky Economic Development Finance Authority, Louisville        6/18 at 100.00          AAA            1,087,270
                   Arena Project Revenue Bonds, Louisville Arena Authority,
                   Inc., Series 2008-A1, 6.000%, 12/01/38 - AGC Insured
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 5.1% (3.4% OF TOTAL INVESTMENTS)

        3,960   Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series      5/16 at 100.00          Aa1            3,901,352
                   2006A, 4.500%, 5/01/41 - FGIC Insured (UB)

       18,825   Tobacco Settlement Financing Corporation, Louisiana, Tobacco       5/11 at 101.00          BBB           18,251,214
                   Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
       22,785   Total Louisiana                                                                                          22,152,566
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 3.7% (2.5% OF TOTAL INVESTMENTS)

       16,215   Massachusetts Turnpike Authority, Metropolitan Highway System      7/10 at 100.00            A           16,215,324
                   Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - NPFG
                   Insured
------------------------------------------------------------------------------------------------------------------------------------

60 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 11.3% (7.6% OF TOTAL INVESTMENTS)

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2001A:
$      20,000      5.500%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured           7/11 at 101.00       A1 (4)     $     21,369,400
       15,390      5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured           7/11 at 100.00      Aa3 (4)           16,167,811

        4,000   Michigan Municipal Bond Authority, Public School Academy          10/10 at 102.00          Ba1            3,955,200
                   Revenue Bonds, Detroit Academy of Arts and Sciences Charter
                   School, Series 2001A, 8.000%, 10/01/31

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue        8/10 at 100.00          BB-            1,811,340
                   Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                   5.125%, 8/15/18

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        2,000      6.250%, 8/15/13                                                 8/10 at 100.00          BB-            2,000,300
        4,000      6.500%, 8/15/18                                                 8/10 at 100.00          BB-            3,969,240
------------------------------------------------------------------------------------------------------------------------------------
       47,390   Total Michigan                                                                                           49,273,291
------------------------------------------------------------------------------------------------------------------------------------

                MINNESOTA - 4.6% (3.1% OF TOTAL INVESTMENTS)

        5,000   Minneapolis, Minnesota, Health Care System Revenue Bonds,S        11/18 at 100.00          AAA            5,623,300
                   Fairview Health Services, Series 2008B, 6.500%, 11/15/38 -
                   AGC Insured

       14,000   Minneapolis-St. Paul Metropolitan Airports Commission,             1/11 at 100.00          AAA           14,465,500
                   Minnesota, Airport Revenue Bonds, Series 2001A, 5.250%,
                   1/01/32 (Pre-refunded 1/01/11) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       19,000   Total Minnesota                                                                                          20,088,800
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,990   Montana Board of Housing, Single Family Program Bonds, Series     12/10 at 100.00          AA+            1,997,383
                   2001A-2, 5.700%, 6/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 1.9% (1.3% OF TOTAL INVESTMENTS)

       12,275   Director of Nevada State Department of Business and Industry,      7/10 at 100.00         Caa2            3,942,607
                   Revenue Bonds, Las Vegas Monorail Project, First Tier,
                   Series 2000, 5.375%, 1/01/40 - AMBAC Insured (5)

        3,500   Director of Nevada State Department of Business and Industry,      1/12 at 100.00          N/R              105,000
                   Revenue Bonds, Las Vegas Monorail Project, Second Tier,
                   Series 2000, 7.375%, 1/01/40 (5)

        2,000   Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds,    7/17 at 100.00          AA+            2,299,200
                   Catholic Healthcare West, Series 2007B, Trust 2633, 18.667%,
                   7/01/31 - BHAC Insured (IF)

        1,750   Reno, Nevada, Health Facilities Revenue Bonds, Catholic            7/17 at 100.00          AA+            1,942,990
                   Healthcare West, Trust 2634 18.389%, 7/01/31 - BHAC Insured
                   (IF)
------------------------------------------------------------------------------------------------------------------------------------
       19,525   Total Nevada                                                                                              8,289,797
------------------------------------------------------------------------------------------------------------------------------------

                NEW HAMPSHIRE - 2.1% (1.4% OF TOTAL INVESTMENTS)

        8,000   New Hampshire Business Finance Authority, Pollution Control       10/10 at 101.00         Baa1            8,124,720
                   Remarketed Revenue Refunding Bonds, Connecticut Light and
                   Power Company, Series 1992A, 5.850%, 12/01/22

        1,070   New Hampshire Housing Finance Authority, Single Family Mortgage    5/11 at 100.00          Aa2            1,077,372
                   Acquisition Bonds, Series 2001A, 5.700%, 1/01/31
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        9,070   Total New Hampshire                                                                                       9,202,092
------------------------------------------------------------------------------------------------------------------------------------

                NEW JERSEY - 2.5% (1.7% OF TOTAL INVESTMENTS)

        3,995   New Jersey Economic Development Authority, Special Facilities     11/10 at 101.00            B            3,998,076
                   Revenue Bonds, Continental Airlines Inc., Series 2000,
                   7.000%, 11/15/30 (Alternative Minimum Tax)

          350   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/12 at 100.00          AAA              375,148
                   Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
                   (Pre-refunded 6/01/12)

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2003:
        2,200      6.375%, 6/01/32 (Pre-refunded 6/01/13)                          6/13 at 100.00          AAA            2,510,552
          425      6.750%, 6/01/39 (Pre-refunded 6/01/13)                          6/13 at 100.00          AAA              497,067
        3,085      6.250%, 6/01/43 (Pre-refunded 6/01/13)                          6/13 at 100.00          AAA            3,561,478
------------------------------------------------------------------------------------------------------------------------------------
       10,055   Total New Jersey                                                                                         10,942,321
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 61

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 5.6% (3.8% OF TOTAL INVESTMENTS)

                New Mexico Hospital Equipment Loan Council, Hospital Revenue
                Bonds, Presbyterian Healthcare Services, Series 2001A:
$      12,000      5.500%, 8/01/25 (Pre-refunded 8/01/11)                          8/11 at 101.00      AA- (4)     $     12,850,920
       10,800      5.500%, 8/01/30 (Pre-refunded 8/01/11)                          8/11 at 101.00      AA- (4)           11,565,828
------------------------------------------------------------------------------------------------------------------------------------
       22,800   Total New Mexico                                                                                         24,416,748
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 9.7% (6.5% OF TOTAL INVESTMENTS)

       12,020   Brooklyn Areba Local Development Corporation, New York,              No Opt. Call         BBB-              915,203
                   Payment in Lieu of Taxes Revenue Bonds, Barclays Center
                   Project, Series 2009, 0.000%, 7/15/46

        1,300   Dormitory Authority of the State of New York, Revenue Bonds,       7/10 at 101.00           A2            1,318,629
                   Mount Sinai NYU Health Obligated Group, Series 2000A,
                   6.625%, 7/01/19

        3,600   Dormitory Authority of the State of New York, Revenue Bonds,       7/10 at 101.00       A2 (4)            3,669,660
                   Mount Sinai NYU Health Obligated Group, Series 2000A,
                   6.625%, 7/01/19 (Pre-refunded 7/01/10)

        6,000   Long Island Power Authority, New York, Electric System General     5/11 at 100.00          AAA            6,301,860
                   Revenue Bonds, Series 2001L, 5.375%, 5/01/33 (Pre-refunded
                   5/01/11)

       12,800   Metropolitan Transportation Authority, New York,                  11/16 at 100.00          AAA           12,638,976
                   Transportation Revenue Bonds, Series 2006B, 4.500%,
                   11/15/32 - AGM Insured (UB)

        5,000   New York City Industrial Development Agency, New York, Special     8/12 at 101.00           B-            5,147,450
                   Facilities Revenue Bonds, JFK Airport - American Airlines
                   Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum
                   Tax)

       12,000   New York City Municipal Water Finance Authority, New York,         6/11 at 101.00          AAA           12,436,320
                   Water and Sewerage System Revenue Bonds, Fiscal Series
                   2001C, 5.125%, 6/15/33 (UB)
------------------------------------------------------------------------------------------------------------------------------------
       52,720   Total New York                                                                                           42,428,098
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        2,950   North Carolina Capital Facilities Financing Agency, Revenue        4/13 at 100.00          N/R            2,621,931
                   Bonds, Johnson and Wales University, Series 2003A, 5.000%,
                   4/01/33 - SYNCORA GTY Insured
------------------------------------------------------------------------------------------------------------------------------------

                NORTH DAKOTA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,390   North Dakota Housing Finance Agency, Home Mortgage Finance         7/10 at 100.00          Aa1            1,433,590
                   Program Refunding Bonds, Series 2001A, 5.550%, 1/01/32
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 2.0% (1.3% OF TOTAL INVESTMENTS)

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                2007A-2:
       10,000      5.750%, 6/01/34                                                 6/17 at 100.00          BBB            7,868,100
        1,000      5.875%, 6/01/47                                                 6/17 at 100.00          BBB              750,620
------------------------------------------------------------------------------------------------------------------------------------
       11,000   Total Ohio                                                                                                8,618,720
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 3.0% (2.1% OF TOTAL INVESTMENTS)

        8,000   Clackamas County Hospital Facility Authority, Oregon, Revenue      5/11 at 101.00           A+            8,190,880
                   Refunding Bonds, Legacy Health System, Series 2001, 5.250%,
                   5/01/21

        5,000   Oregon Department of Administrative Services, Certificates of      5/11 at 101.00          Aa2            5,098,700
                   Participation, Series 2001D, 5.000%, 5/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       13,000   Total Oregon                                                                                             13,289,580
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 3.3% (2.2% OF TOTAL INVESTMENTS)

        5,000   Allegheny County Hospital Development Authority, Pennsylvania,    11/10 at 102.00          AAA            5,340,100
                   Revenue Bonds, West Penn Allegheny Health System, Series
                   2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)

          585   Carbon County Industrial Development Authority, Pennsylvania,        No Opt. Call         BBB-              584,994
                   Resource Recovery Revenue Refunding Bonds, Panther Creek
                   Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                   Minimum Tax)

        8,000   Pennsylvania Higher Educational Facilities Authority, Revenue      1/11 at 101.00      Aa3 (4)            8,395,360
                   Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31
                   (Pre-refunded 1/15/11)
------------------------------------------------------------------------------------------------------------------------------------
       13,585   Total Pennsylvania                                                                                       14,320,454
------------------------------------------------------------------------------------------------------------------------------------

62 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.1% (0.7% OF TOTAL INVESTMENTS)

$       2,500   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     8/19 at 100.00           A+     $      2,712,075
                   Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42

       30,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue       No Opt. Call          Aa2            1,892,400
                   Bonds, Series 2007A, 0.000%, 8/01/54 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       32,500   Total Puerto Rico                                                                                         4,604,475
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 26.7% (18.0% OF TOTAL INVESTMENTS)

        7,500   Austin, Texas, Electric Utility System Revenue Refunding          11/10 at 100.00          AAA            7,520,850
                   Bonds, Series 2001, 5.000%, 11/15/30 - AGM Insured

       10,000   Central Texas Regional Mobility Authority, Travis and              1/15 at 100.00            A            8,836,900
                   Williamson Counties, Toll Road Revenue Bonds, Series 2005,
                   5.000%, 1/01/45 - FGIC Insured

                Dallas-Fort Worth International Airport Public Facility
                Corporation, Texas, Airport Hotel Revenue Bonds, Series
                2001:
       15,000      5.250%, 1/15/26 - AGM Insured                                   7/10 at 100.00          AAA           15,010,350
        1,750      5.200%, 1/15/31 - AGM Insured                                   7/10 at 100.00          AAA            1,750,683

        6,000   Decatur Hospital Authority, Texas, Revenue Bonds, Wise             9/14 at 100.00          N/R            6,020,820
                   Regional Health System, Series 2004A, 7.125%, 9/01/34

       10,000   Gulf Coast Industrial Development Authority, Texas, Solid          4/12 at 100.00          Ba1           10,228,200
                   Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
                   Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum
                   Tax)

        1,500   Harris County-Houston Sports Authority, Texas, Junior Lien         11/31 at 69.08            A              217,830
                   Revenue Bonds, Series 2001H, 0.000%, 11/15/37 - NPFG Insured

       30,980   Harris County-Houston Sports Authority, Texas, Junior Lien        11/11 at 100.00            A           29,143,196
                   Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                   NPFG Insured

       40,000   Harris County-Houston Sports Authority, Texas, Senior Lien         11/30 at 54.04            A            4,777,600
                   Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/40 -
                   NPFG Insured

        3,965   Harris County-Houston Sports Authority, Texas, Third Lien          11/24 at 52.47            A              662,393
                   Revenue Bonds, Series 2004-A3., 0.000%, 11/15/35 - NPFG
                   Insured

                Hays Consolidated Independent School District, Hays County,
                Texas, General Obligation School Building Bonds, Series
                2001:
       10,715      0.000%, 8/15/25 (Pre-refunded 8/15/11)                           8/11 at 43.18          AAA            4,585,699
       12,940      0.000%, 8/15/26 (Pre-refunded 8/15/11)                           8/11 at 40.60          AAA            5,207,962

                Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
                Convention and Entertainment Project, Series 2001B:
        5,000      0.000%, 9/01/30 - AMBAC Insured                                   No Opt. Call           A2            1,482,000
        5,540      0.000%, 9/01/31 - AMBAC Insured                                   No Opt. Call           A2            1,537,184

        5,000   Metro Health Facilities Development Corporation, Texas,            1/11 at 100.00          Ba3            5,207,350
                   Hospital Revenue Bonds, Wilson N. Jones Memorial Hospital,
                   Series 2001, 7.250%, 1/01/31

        3,295   Tarrant County, Texas, Cultural & Educational Facilities           2/17 at 100.00          AA-            3,384,558
                   Financing Corporation, Revenue Bonds, Series 2007,
                   Residuals 1760-3, 16.855%, 2/15/36 (IF)

        1,000   Texas Turnpike Authority, First Tier Revenue Bonds, Central         8/12 at 39.43         BBB+              319,850
                   Texas Turnpike System, Series 2002A, 0.000%, 8/15/28 -
                   AMBAC Insured

       10,500   Texas, General Obligation Bonds, Water Financial Assistance        8/11 at 100.00          Aaa           10,821,930
                   Program, Series 2001, 5.250%, 8/01/35
------------------------------------------------------------------------------------------------------------------------------------
      180,685   Total Texas                                                                                             116,715,355
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 4.1% (2.8% OF TOTAL INVESTMENTS)

        7,250   Seattle, Washington, Municipal Light and Power Revenue             3/11 at 100.00          AAA            7,449,592
                   Refunding and Improvement Bonds, Series 2001, 5.125%,
                   3/01/26 - AGM Insured

        7,500   Washington State Healthcare Facilities Authority, Revenue         10/11 at 100.00           AA            7,664,474
                   Bonds, Sisters of Providence Health System, Series 2001A,
                   5.250%, 10/01/21 - NPFG Insured

          840   Washington State Tobacco Settlement Authority, Tobacco             6/13 at 100.00          BBB              854,682
                   Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%,
                   6/01/26

        2,100   Washington, Certificates of Participation, Washington              7/10 at 100.00           AA            2,106,677
                   Convention and Trade Center, Series 1999, 5.125%, 7/01/13 -
                   NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       17,690   Total Washington                                                                                         18,075,425
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 63

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.2% (0.8% OF TOTAL INVESTMENTS)

$       5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,     10/11 at 100.00          BBB     $      5,049,300
                   Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue     5/12 at 100.00      N/R (4)            1,123,429
                   Bonds, Divine Savior Healthcare, Series 2002A, 7.375%,
                   5/01/26 (Pre-refunded 5/01/12)
------------------------------------------------------------------------------------------------------------------------------------
$     794,835   Total Investments (cost $627,361,192) - 148.1%                                                          646,267,891
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (6.1)%                                                                      (26,661,650)
                --------------------------------------------------------------------------------------------------------------------
                Variable Rate Demand Preferred Shares, at Liquidation Value -                                          (196,000,000)
                   (44.9)% (6)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.9%                                                                     12,770,493
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $    436,376,734
                ====================================================================================================================

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

 (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

 (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

 (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

 (5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

 (6)  Variable  Rate  Demand  Preferred   Shares,  at  Liquidation  Value  as  a
      percentage of Total Investments is 30.3%

 N/R  Not rated.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64 Nuveen Investments

NZF | Nuveen Dividend Advantage Municipal Fund 3
    | Portfolio of Investments

                                                      April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS - 152.0% (99.6% OF TOTAL INVESTMENTS)

                ALABAMA - 1.6% (1.1% OF TOTAL INVESTMENTS)

$       3,500   Alabama Special Care Facilities Financing Authority, Revenue      11/16 at 100.00          Aa1     $      3,546,655
                   Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36
                   (UB)

        5,655   Alabama State Port Authority, Revenue Bonds, State Docks          10/11 at 100.00        A (4)            5,988,306
                   Department Facilities, Series 2001, 5.250%, 10/01/26
                   (Pre-refunded 10/01/11) - AMBAC Insured (Alternative Minimum
                   Tax)
------------------------------------------------------------------------------------------------------------------------------------
        9,155   Total Alabama                                                                                             9,534,961
------------------------------------------------------------------------------------------------------------------------------------

                ALASKA - 0.1% (0.1% OF TOTAL INVESTMENTS)

        1,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco       6/14 at 100.00         Baa3              672,230
                   Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46
------------------------------------------------------------------------------------------------------------------------------------

                ARIZONA - 1.0% (0.7% OF TOTAL INVESTMENTS)

        3,390   Arizona State Transportation Board, Highway Revenue Bonds,         7/18 at 100.00          AAA            3,976,877
                   Series 2006, Trust 3151, 13.331%, 7/01/33 (IF)

        2,200   Salt Verde Financial Corporation, Arizona, Senior Gas Revenue        No Opt. Call            A            1,961,872
                   Bonds, Citigroup Energy Inc Prepay Contract Obligations,
                   Series 2007, 5.000%, 12/01/37
------------------------------------------------------------------------------------------------------------------------------------
        5,590   Total Arizona                                                                                             5,938,749
------------------------------------------------------------------------------------------------------------------------------------

                ARKANSAS - 0.7% (0.4% OF TOTAL INVESTMENTS)

                Sebastian County Health Facilities Board, Arkansas, Hospital
                Revenue Improvement Bonds, Sparks Regional Medical Center,
                Series 2001A:
        1,805      5.500%, 11/01/13                                               11/11 at 101.00          N/R            1,951,440
        1,900      5.500%, 11/01/14                                               11/11 at 101.00          N/R            2,054,147
------------------------------------------------------------------------------------------------------------------------------------
        3,705   Total Arkansas                                                                                            4,005,587
------------------------------------------------------------------------------------------------------------------------------------

                CALIFORNIA - 13.3% (8.7% OF TOTAL INVESTMENTS)

                California Health Facilities Financing Authority, Health
                Facility Revenue Bonds, Adventist Health System/West, Series
                2003A:
        2,065      5.000%, 3/01/28                                                 3/13 at 100.00            A            2,055,212
          140      5.000%, 3/01/33                                                 3/13 at 100.00            A              136,091

        3,400   California Health Facilities Financing Authority, Revenue         10/19 at 100.00           AA            3,575,882
                   Bonds, Providence Health & Services, Series 2009B, 5.500%,
                   10/01/39

        2,900   California Health Facilities Financing Authority, Revenue         11/16 at 100.00          Aa3            2,673,191
                   Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 (UB)

        5,000   California Infrastructure Economic Development Bank, Revenue       8/11 at 102.00           A+            5,057,250
                   Bonds, Kaiser Hospital Assistance LLC, Series 2001A, 5.550%,
                   8/01/31

        5,355   California Statewide Community Development Authority, Revenue      5/18 at 100.00          Aa3            5,607,113
                   Bonds, Sutter Health, Tender Option Bond Trust 3175,
                   13.554%, 11/15/48 (IF)

       18,850   California, General Obligation Veterans Welfare Bonds, Series      6/10 at 100.00          AA-           18,852,262
                   2001BZ, 5.350%, 12/01/21 - NPFG Insured (Alternative Minimum
                   Tax)

       11,865   Golden State Tobacco Securitization Corporation, California,       6/17 at 100.00          BBB            8,286,397
                   Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                   5.125%, 6/01/47

                Los Angeles Regional Airports Improvement Corporation,
                California, Lease Revenue Refunding Bonds, LAXFUEL
                Corporation at Los Angeles International Airport, Series
                2001:
       12,280      5.750%, 1/01/16 - AMBAC Insured (Alternative Minimum Tax)       1/12 at 100.00           A-           12,594,982
        5,000      5.375%, 1/01/21 - AMBAC Insured (Alternative Minimum Tax)       1/12 at 100.00           A-            5,023,750
        1,500      5.250%, 1/01/23 - AMBAC Insured (Alternative Minimum Tax)       1/12 at 100.00           A-            1,490,295
       10,000      5.500%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)       1/12 at 100.00           A-            9,739,900

       10,000   San Joaquin Hills Transportation Corridor Agency, Orange             No Opt. Call            A            1,409,200
                   County, California, Toll Road Revenue Refunding Bonds,
                   Series 1997A, 0.000%, 1/15/35 - NPFG Insured

        3,000   San Mateo County Community College District, California,             No Opt. Call          Aaa              966,510
                   General Obligation Bonds, Series 2006C, 0.000%, 9/01/30 -
                   NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       91,355   Total California                                                                                         77,468,035
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 65

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.6% (4.3% OF TOTAL INVESTMENTS)

$       2,250   Canterberry Crossing Metropolitan District II, Parker,            12/12 at 100.00      N/R (4)     $      2,554,808
                   Colorado, Limited Tax General Obligation Bonds, Series 2002,
                   7.375%, 12/01/32 (Pre-refunded 12/01/12)

        1,565   Colorado Educational and Cultural Facilities Authority, Charter    3/13 at 100.00      N/R (4)            1,813,851
                   School Revenue Bonds, Belle Creek Education Center, Series
                   2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)

        3,085   Colorado Educational and Cultural Facilities Authority, Charter    5/10 at 102.00      N/R (4)            3,147,286
                   School Revenue Bonds, Montessori Peaks Building Foundation,
                   Series 2002A, 8.000%, 5/01/32 (Pre-refunded 5/01/10)

        1,775   Colorado Educational and Cultural Facilities Authority, Charter    6/11 at 100.00      N/R (4)            1,904,930
                   School Revenue Bonds, Weld County School District 6 -
                   Frontier Academy, Series 2001, 7.375%, 6/01/31 (Pre-refunded
                   6/01/11)

        3,345   Colorado Educational and Cultural Facilities Authority, Revenue    5/16 at 102.00          N/R            2,886,668
                   Bonds, Montessori Peaks Academy, Series 2006A, 5.400%,
                   5/01/26

        3,380   Colorado Housing Finance Authority, Multifamily Project Bonds,    10/11 at 100.00          AAA            3,402,274
                   Class I, Series 2001A-1, 5.500%, 4/01/31 (Alternative
                   Minimum Tax)

        5,000   Compark Business Campus Metropolitan District, Colorado,          12/17 at 100.00          N/R            3,889,500
                   General Obligation Limited Tax Bonds, Series 2007, 5.600%,
                   12/01/34 - RAAI Insured

        3,300   Denver City and County, Colorado, Airport Revenue Bonds, Series   11/16 at 100.00           A+            3,466,914
                   2006, 5.000%, 11/15/24 - FGIC Insured

                Denver, Colorado, Airport Revenue Bonds, Series 2006:
        5,365      5.000%, 11/15/23 - FGIC Insured (UB)                           11/16 at 100.00           A+            5,668,820
        4,335      5.000%, 11/15/25 - FGIC Insured (UB)                           11/16 at 100.00           A+            4,531,506

        2,000   Denver City and County, Colorado, Airport System Revenue          11/11 at 100.00           A+            2,112,820
                   Refunding Bonds, Series 2001A, 5.500%, 11/15/16 - FGIC
                   Insured (Alternative Minimum Tax)

                Maher Ranch Metropolitan District 4, Colorado, General
                Obligation Limited Tax Bonds, Series 2007:
          450      5.125%, 12/01/27 - RAAI Insured                                12/17 at 100.00          N/R              392,081
        2,000      5.250%, 12/01/36 - RAAI Insured                                12/17 at 100.00          N/R            1,659,240

        1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax             6/14 at 101.00          N/R            1,003,600
                   Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25
------------------------------------------------------------------------------------------------------------------------------------
       38,850   Total Colorado                                                                                           38,434,298
------------------------------------------------------------------------------------------------------------------------------------

                DELAWARE - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,055   Delaware Housing Authority, Multifamily Mortgage Revenue Bonds,    7/12 at 100.00          Aa3            1,089,288
                   Series 2001A, 5.400%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------------

                DISTRICT OF COLUMBIA - 1.0% (0.7% OF TOTAL INVESTMENTS)

        1,375   District of Columbia, Revenue Bonds, Catholic University of       10/10 at 100.50            A            1,389,534
                   America, Series 1999, 5.625%, 10/01/29 - AMBAC Insured

        1,335   Washington Convention Center Authority, District of Columbia,     10/16 at 100.00          AA+            1,322,745
                   Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                   Residuals 1606, 11.356%, 10/01/30 - AMBAC Insured (IF)

        3,335   Washington DC Convention Center Authority, Dedicated Tax          10/16 at 100.00          AA+            3,304,385
                   Revenue Bonds, Residual Series 1730, 1731, 1736, 11.272%,
                   10/01/30 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
        6,045   Total District of Columbia                                                                                6,016,664
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 2.1% (1.4% OF TOTAL INVESTMENTS)

                Orange County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
        1,105      5.400%, 12/01/32 - AGM Insured                                 12/11 at 100.00          AAA            1,110,934
        2,195      5.450%, 12/01/41 - AGM Insured                                 12/11 at 100.00          AAA            2,204,790

        2,775   Pace Property Finance Authority Inc., Florida, Utility System      9/10 at 100.00          N/R            2,775,888
                   Improvement and Revenue Refunding Bonds, Series 1997,
                   5.250%, 9/01/17 - AMBAC Insured

        5,455   South Miami Health Facilities Authority, Florida, Hospital         8/17 at 100.00          AA-            5,360,192
                   Revenue, Baptist Health System Obligation Group, Series
                   2007, 5.000%, 8/15/42 (UB)

        1,000   Tolomato Community Development District, Florida, Special          5/18 at 100.00          N/R              801,160
                   Assessment Bonds, Series 2007, 6.650%, 5/01/40
------------------------------------------------------------------------------------------------------------------------------------
       12,530   Total Florida                                                                                            12,252,964
------------------------------------------------------------------------------------------------------------------------------------

66 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.3% (1.5% OF TOTAL INVESTMENTS)

$       5,000   Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B,     7/10 at 101.00           A+     $      5,040,250
                   5.625%, 1/01/30 - FGIC Insured (Alternative Minimum Tax)

        2,700   Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station          12/11 at 101.00          AAA            3,037,824
                   Project, Series 2001, 7.900%, 12/01/24 (Pre-refunded
                   12/01/11)

        2,000   Fulton County Residential Care Facilities Authority, Georgia,      7/17 at 100.00          N/R            1,269,660
                   Revenue Bonds, Elderly Care, Lenbrook Square Project, Series
                   2006A, 5.125%, 7/01/42

        3,740   Gainesville and Hall County Hospital Authority, Georgia,           5/11 at 100.00      N/R (4)            3,927,486
                   Revenue Anticipation Certificates, Northeast Georgia Health
                   Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded
                   5/15/11)

          500   Gainesville Redevelopment Authority, Georgia, Educational          3/17 at 100.00          N/R              311,135
                   Facilities Revenue Bonds, Riverside Military Academy
                   Project, Series 2007, 5.125%, 3/01/37
------------------------------------------------------------------------------------------------------------------------------------
       13,940   Total Georgia                                                                                            13,586,355
------------------------------------------------------------------------------------------------------------------------------------

                ILLINOIS - 14.7% (9.6% OF TOTAL INVESTMENTS)

        8,375   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A,    1/11 at 101.00          AAA            8,514,779
                   5.500%, 1/01/19 - AGM Insured (Alternative Minimum Tax)

        4,950   Chicago, Illinois, Second Lien Passenger Facility Charge           1/11 at 101.00           A2            4,902,728
                   Revenue Bonds, O'Hare International Airport, Series 2001A,
                   5.375%, 1/01/32 - AMBAC Insured (Alternative Minimum Tax)

        2,220   Chicago, Illinois, Second Lien Wastewater Transmission Revenue       No Opt. Call          Aa3            2,532,110
                   Bonds, Series 2001A, 5.500%, 1/01/16 - NPFG Insured

       10,000   Chicago, Illinois, Senior Lien Water Revenue Bonds, Series        11/11 at 100.00      Aa2 (4)           10,655,900
                   2001, 5.000%, 11/01/26 (Pre-refunded 11/01/11) - AMBAC
                   Insured

        1,165   Chicago, Illinois, Third Lien General Airport Revenue Bonds,       1/16 at 100.00           A1            1,168,344
                   O'Hare International Airport, Series 2005A, 5.000%, 1/01/33
                   - FGIC Insured

        2,415   Illinois Finance Authority, General Obligation Debt               12/14 at 100.00           A1            2,444,487
                   Certificates, Local Government Program - Kankakee County,
                   Series 2005B, 5.000%, 12/01/24 - AMBAC Insured

        3,385   Illinois Finance Authority, Revenue Bonds, Sherman Health          8/17 at 100.00          BBB            3,074,832
                   Systems, Series 2007A, 5.500%, 8/01/37

        9,000   Illinois Health Facilities Authority, Revenue Bonds, Covenant     12/11 at 101.00         BBB-            8,480,700
                   Retirement Communities Inc., Series 2001, 5.875%, 12/01/31

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Loyola        7/11 at 100.00     Baa3 (4)           15,943,200
                   University Health System, Series 2001A, 6.125%, 7/01/31
                   (Pre-refunded 7/01/11)

        5,000   Lake County School District 38, Big Hallow, Illinois, General        No Opt. Call          N/R            2,775,350
                   Obligation Bonds, Series 2005, 0.000%, 2/01/22 - AMBAC
                   Insured

        7,000   Lombard Public Facilities Corporation, Illinois, First Tier        1/16 at 100.00          N/R            5,687,920
                   Conference Center and Hotel Revenue Bonds, Series 2005A-1,
                   7.125%, 1/01/36

       16,900   Metropolitan Pier and Exposition Authority, Illinois, Revenue      6/10 at 101.00          AAA           17,081,337
                   Bonds, McCormick Place Expansion Project, Series 1999A,
                   5.250%, 12/15/28 - FGIC Insured

        2,265   Metropolitan Pier and Exposition Authority, Illinois, Revenue        No Opt. Call          AAA            2,547,695
                   Refunding Bonds, McCormick Place Expansion Project, Series
                   1998A, 5.500%, 6/15/29 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       87,675   Total Illinois                                                                                           85,809,382
------------------------------------------------------------------------------------------------------------------------------------

                INDIANA - 5.9% (3.9% OF TOTAL INVESTMENTS)

                Clark-Pleasant Community School Building Corporation, Indiana,
                First Mortgage Bonds, Series 2001:
        1,255      5.000%, 7/15/21 (Pre-refunded 1/15/12) - AMBAC Insured          1/12 at 100.00      AA+ (4)            1,346,916
        1,000      5.000%, 1/15/26 (Pre-refunded 1/15/12) - AMBAC Insured          1/12 at 100.00      AA+ (4)            1,073,240

                Evansville Vanderburgh Public Library Lease Corporation,
                Indiana, First Mortgage Bonds, Series 2001:
        2,000      5.750%, 7/15/18 (Pre-refunded 1/15/12) - NPFG Insured           1/12 at 100.00       A+ (4)            2,171,900
        2,750      5.125%, 1/15/24 (Pre-refunded 1/15/12) - NPFG Insured           1/12 at 100.00       A+ (4)            2,957,240

        1,250   Hamilton Southeastern Cumberland Campus School Building            1/12 at 100.00        A (4)            1,344,200
                   Corporation, Indiana, First Mortgage Bonds, Series 2001,
                   5.125%, 1/15/23 (Pre-refunded 1/15/12) - AMBAC Insured

                                                           Nuveen Investments 67

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       9,500   Indiana Educational Facilities Authority, Revenue Bonds, Butler    2/11 at 100.00            A     $      9,652,190
                   University, Series 2001, 5.500%, 2/01/26 - NPFG Insured

        4,230   Indiana Finance Authority, Educational Facilities Revenue          6/15 at 100.00          Aa3            4,399,073
                   Bonds, Tudor Park Foundation, Series 2005B, 5.000%, 6/01/24

        2,600   Indiana Health Facility Financing Authority, Revenue Bonds,        5/15 at 100.00            A            2,444,650
                   Community Hospitals of Indiana, Series 2005A, 5.000%,
                   5/01/35 - AMBAC Insured

        3,500   University of Southern Indiana, Student Fee Bonds, Series         10/11 at 100.00           A2            3,556,175
                   2001H, 5.000%, 10/01/21 - AMBAC Insured

                Vigo County, Indiana, Hospital Authority, Union Hospital,
                   Revenue Bonds, Series 2007:
        2,500      5.750%, 9/01/42                                                 9/17 at 100.00          N/R            2,158,125
        2,500      5.800%, 9/01/47                                                 9/17 at 100.00          N/R            2,144,575

        1,090   Wayne County Jail Holding Corporation, Indiana, First Mortgage     1/13 at 101.00       A1 (4)            1,226,686
                   Bonds, Series 2001, 5.500%, 7/15/22 (Pre-refunded 1/15/13) -
                   AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
       34,175   Total Indiana                                                                                            34,474,970
------------------------------------------------------------------------------------------------------------------------------------

                IOWA - 6.0% (3.9% OF TOTAL INVESTMENTS)

        2,000   Iowa Finance Authority, Healthcare Revenue Bonds, Great River      5/11 at 100.00          Aa3            2,003,560
                   Medical Center, Series 2001, 5.250%, 5/15/31 - AGM Insured

        1,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement         6/15 at 100.00          BBB              748,080
                   Revenue Bonds, Series 2005C, 5.625%, 6/01/46

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
       26,855      5.300%, 6/01/25 (Pre-refunded 6/01/11)                          6/11 at 101.00          AAA           28,198,556
        3,950      5.600%, 6/01/35 (Pre-refunded 6/01/11)                          6/11 at 101.00          AAA            4,185,618
------------------------------------------------------------------------------------------------------------------------------------
       33,805   Total Iowa                                                                                               35,135,814
------------------------------------------------------------------------------------------------------------------------------------

                KANSAS - 0.3% (0.2% OF TOTAL INVESTMENTS)

                Manhattan Health Care Facility Revenue Bonds, Kansas,
                Meadowlarks Hills Retirement, Series 2007B:
        1,000      5.125%, 5/15/37                                                 5/14 at 103.00          N/R              785,830
        1,000      5.125%, 5/15/42                                                 5/14 at 103.00          N/R              768,860
------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Kansas                                                                                              1,554,690
------------------------------------------------------------------------------------------------------------------------------------

                KENTUCKY - 3.4% (2.2% OF TOTAL INVESTMENTS)

        1,000   Kentucky Economic Development Finance Authority, Louisville        6/18 at 100.00          AAA            1,085,870
                   Arena Project Revenue Bonds, Louisville Arena Authority,
                   Inc., Series 2008-A1, 6.000%, 12/01/42 - AGC Insured

       18,500   Louisville and Jefferson County Metropolitan Sewer District,      11/11 at 101.00          AA-           18,945,480
                   Kentucky, Sewer and Drainage System Revenue Bonds, Series
                   2001A, 5.125%, 5/15/27 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       19,500   Total Kentucky                                                                                           20,031,350
------------------------------------------------------------------------------------------------------------------------------------

                LOUISIANA - 4.4% (2.9% OF TOTAL INVESTMENTS)

        3,000   Louisiana Local Government Environmental Facilities & Community   11/17 at 100.00           BB            3,095,820
                   Development Authority, Revenue Bonds, Westlake Chemical
                   Corporation Project, Series 2007, 6.750%, 11/01/32

        3,700   Louisiana Public Facilities Authority, Revenue Bonds, Ochsner      5/17 at 100.00         Baa1            3,361,746
                   Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47

       19,890   Tobacco Settlement Financing Corporation, Louisiana, Tobacco       5/11 at 101.00          BBB           19,283,753
                   Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
       26,590   Total Louisiana                                                                                          25,741,319
------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Maine State Housing Authority, Single Family Mortgage Purchase
                Bonds, Series 2001B:
        4,610      5.400%, 11/15/21 (Alternative Minimum Tax)                     11/10 at 100.00          AA+            4,630,146
        1,610      5.500%, 11/15/32 (Alternative Minimum Tax)                     11/10 at 100.00          AA+            1,613,864
------------------------------------------------------------------------------------------------------------------------------------
        6,220   Total Maine                                                                                               6,244,010
------------------------------------------------------------------------------------------------------------------------------------

68 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.4% (1.7% OF TOTAL INVESTMENTS)

$       1,000   Howard County, Maryland, Retirement Community Revenue Bonds,       4/17 at 100.00          N/R     $        736,730
                   Vantage House, Series 2007B, 5.250%, 4/01/37

        1,570   Maryland Community Development Administration, Insured             7/11 at 100.00          Aa2            1,583,345
                   Multifamily Housing Mortgage Loan Revenue Bonds, Series
                   2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)

        2,000   Maryland Economic Development Corporation, Revenue Bonds,         12/16 at 100.00          N/R            1,454,400
                   Chesapeake Bay Hyatt Conference Center, Series 2006A,
                   5.000%, 12/01/31

       10,600   Maryland Energy Financing Administration, Revenue Bonds, AES       7/10 at 100.00          N/R           10,603,604
                   Warrior Run Project, Series 1995, 7.400%, 9/01/19
                   (Alternative Minimum Tax)

          555   Maryland Health and Higher Educational Facilities Authority,       7/17 at 100.00           A-              500,355
                   Revenue Bonds, Mercy Ridge Retirement Community, Series
                   2007, 4.750%, 7/01/34
------------------------------------------------------------------------------------------------------------------------------------
       15,725   Total Maryland                                                                                           14,878,434
------------------------------------------------------------------------------------------------------------------------------------

                MASSACHUSETTS - 2.9% (1.9% OF TOTAL INVESTMENTS)

        1,375   Massachusetts Development Finance Agency, Revenue Bonds,          10/12 at 102.00          N/R            1,113,406
                   Orchard Cove, Series 2007, 5.250%, 10/01/26

        1,000   Massachusetts Health and Educational Facilities Authority,         7/15 at 100.00          BB-              675,910
                   Revenue Bonds, Milton Hospital Project, Series 2005D,
                   5.250%, 7/01/30

        1,600   Massachusetts Health and Educational Facilities Authority,         7/19 at 100.00          BBB            1,632,400
                   Revenue Refunding Bonds, Suffolk University Issue, Series
                   2009A, 5.750%, 7/01/39

        4,860   Massachusetts Housing Finance Agency, Single Family Housing        6/18 at 100.00           AA            5,323,887
                   Revenue Bonds, Series 2008, Trust 3145, 15.178%, 6/01/39 (IF)

        5,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,    1/11 at 101.00          N/R            4,655,550
                   Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/18 - AMBAC
                   Insured (Alternative Minimum Tax)

        3,465   Massachusetts Water Resources Authority, General Revenue Bonds,    2/17 at 100.00          AAA            3,381,251
                   Series 2007A, 4.500%, 8/01/46 - AGM Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       17,300   Total Massachusetts                                                                                      16,782,404
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 9.5% (6.2% OF TOTAL INVESTMENTS)

       15,000   Detroit City School District, Wayne County, Michigan, Unlimited      No Opt. Call          AAA           16,552,930
                   Tax School Building and Site Improvement Bonds, Series
                   2001A, 6.000%, 5/01/29 - AGM Insured (UB)

        2,000   Garden City Hospital Finance Authority, Michigan, Revenue          8/17 at 100.00          N/R            1,337,760
                   Bonds, Garden City Hospital Obligated Group, Series 2007A,
                   5.000%, 8/15/38

       11,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,          7/11 at 101.00       AA (4)           11,758,560
                   Spectrum Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded
                   7/15/11)

        1,165   Michigan State Building Authority, Revenue Bonds, Facilities      10/11 at 100.00          Aa3            1,220,862
                   Program, Series 2001I, 5.500%, 10/15/18

           70   Michigan State Building Authority, Revenue Bonds, Facilities      10/11 at 100.00       A+ (4)               74,894
                   Program, Series 2001I, 5.500%, 10/15/18 (Pre-refunded
                   10/15/11)

        1,355   Michigan State Hospital Finance Authority, Hospital Revenue        8/10 at 100.00          Ba3            1,160,246
                   Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                   5.250%, 8/15/23

        3,485   Michigan State Hospital Finance Authority, Hospital Revenue          No Opt. Call        A (4)            3,779,378
                   Refunding Bonds, Sisters of Mercy Health Corporation, Series
                   1993P, 5.375%, 8/15/14 - NPFG Insured (ETM)

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Sparrow Obligated Group, Series 2001:
        1,400      5.500%, 11/15/21 (Pre-refunded 11/15/11)                       11/11 at 101.00       A+ (4)            1,515,920
        2,500      5.625%, 11/15/31 (Pre-refunded 11/15/11)                       11/11 at 101.00       A+ (4)            2,711,775

        3,500   Michigan State Hospital Finance Authority, Revenue Bonds,         12/16 at 100.00           AA            3,467,905
                   Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31
                   (UB)

       12,640   Royal Oak Hospital Finance Authority, Michigan, Hospital          11/11 at 100.00           A1           11,984,110
                   Revenue Bonds, William Beaumont Hospital, Series 2001M,
                   5.250%, 11/15/31 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
       54,115   Total Michigan                                                                                           55,564,340
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 69

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.6% (0.4% OF TOTAL INVESTMENTS)

$       2,230   Dakota County Community Development Agency, Minnesota, GNMA       10/11 at 105.00          Aaa     $      2,324,619
                   Collateralized Multifamily Housing Revenue Bonds, Rose
                   Apartments Project, Series 2001, 6.350%, 10/20/37
                   (Alternative Minimum Tax)

        1,375   Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,         8/16 at 100.00          N/R            1,096,370
                   Regions Hospital Parking Ramp Project, Series 2007-1,
                   5.000%, 8/01/36
------------------------------------------------------------------------------------------------------------------------------------
        3,605   Total Minnesota                                                                                           3,420,989
------------------------------------------------------------------------------------------------------------------------------------

                MISSISSIPPI - 0.9% (0.6% OF TOTAL INVESTMENTS)

        2,155   Mississippi Business Finance Corporation, GNMA Collateralized      5/10 at 102.00          AAA            2,174,912
                   Retirement Facility Mortgage Revenue Refunding Bonds,
                   Aldersgate Retirement Community Inc. Project, Series 1999A,
                   5.450%, 5/20/34

        3,000   Mississippi Hospital Equipment and Facilities Authority,           9/14 at 100.00           AA            3,079,710
                   Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1,
                   5.000%, 9/01/24 (UB)
------------------------------------------------------------------------------------------------------------------------------------
        5,155   Total Mississippi                                                                                         5,254,622
------------------------------------------------------------------------------------------------------------------------------------

                MISSOURI - 3.0% (2.0% OF TOTAL INVESTMENTS)

        1,495   Cape Girardeau County Industrial Development Authority,            6/17 at 100.00          N/R            1,313,313
                   Missouri, Health Facilities Revenue Bonds, Southeast
                   Missouri Hospital Association, Series 2007, 5.000%, 6/01/36

        1,000   Clinton County Industrial Development Authority, Missouri,        12/17 at 100.00          N/R              753,510
                   Revenue Bonds, Cameron Regional Medical Center, Series
                   2007, 5.000%, 12/01/32

        1,825   Fenton, Missouri, Tax Increment Refunding and Improvement         10/12 at 100.00      N/R (4)            2,033,342
                   Revenue Bonds, Gravois Bluffs Redevelopment Project, Series
                   2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)

                Missouri Development Finance Board, Cultural Facilities
                Revenue Bonds, Nelson Gallery Foundation, Series 2001A:
        3,335      5.250%, 12/01/19 (Pre-refunded 12/01/11) - NPFG Insured        12/11 at 100.00      AA- (4)            3,579,155
        3,510      5.250%, 12/01/20 (Pre-refunded 12/01/11) - NPFG Insured        12/11 at 100.00      AA- (4)            3,766,967
        3,695      5.250%, 12/01/21 (Pre-refunded 12/01/11) - NPFG Insured        12/11 at 100.00      AA- (4)            3,965,511
        2,040      5.250%, 12/01/22 (Pre-refunded 12/01/11) - NPFG Insured        12/11 at 100.00      AA- (4)            2,189,348
------------------------------------------------------------------------------------------------------------------------------------
       16,900   Total Missouri                                                                                           17,601,146
------------------------------------------------------------------------------------------------------------------------------------

                MONTANA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        5,000   Montana Board of Investments, Exempt Facility Revenue Bonds,       7/10 at 101.00            B            4,592,400
                   Stillwater Mining Company, Series 2000, 8.000%, 7/01/20
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

                NEBRASKA - 0.8% (0.5% OF TOTAL INVESTMENTS)

                Nebraska Investment Finance Authority, Single Family Housing
                Revenue Bonds, Series 2001D:
        1,245      5.250%, 9/01/21 (Alternative Minimum Tax)                       9/11 at 100.00          AAA            1,245,125
        1,645      5.375%, 9/01/32 (Alternative Minimum Tax)                       9/11 at 100.00          AAA            1,675,877

        1,005   Omaha Public Power District, Nebraska, Separate Electric           2/17 at 100.00          AA+            1,567,036
                   System Revenue Bonds, Nebraska City 2, Series 2006A,
                   19.751%, 2/01/49 - AMBAC Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------
        3,895   Total Nebraska                                                                                            4,488,038
------------------------------------------------------------------------------------------------------------------------------------

                NEVADA - 2.8% (1.8% OF TOTAL INVESTMENTS)

       10,000   Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien      1/20 at 100.00          Aa3           10,623,900
                   Series 2010B, 5.750%, 7/01/42

        2,000   Director of Nevada State Department of Business and Industry,      7/10 at 100.00         Caa2              642,380
                   Revenue Bonds, Las Vegas Monorail Project, First Tier,
                   Series 2000, 5.375%, 1/01/40 - AMBAC Insured (5)

        4,000   Director of Nevada State Department of Business and Industry,      1/12 at 100.00          N/R              120,000
                   Revenue Bonds, Las Vegas Monorail Project, Second Tier,
                   Series 2000, 7.375%, 1/01/40 (5)

          165   Nevada Housing Division, Single Family Mortgage Bonds, Senior     10/10 at 100.00          Aaa              168,147
                   Series 1998A-1, 5.300%, 4/01/18 (Alternative Minimum Tax)

        4,290   University of Nevada, Revenue Bonds, Community College System,     1/12 at 100.00      AA- (4)            4,615,225
                   Series 2001A, 5.250%, 7/01/26 (Pre-refunded 1/01/12) - FGIC
                   Insured
------------------------------------------------------------------------------------------------------------------------------------
       20,455   Total Nevada                                                                                             16,169,652
------------------------------------------------------------------------------------------------------------------------------------

                NEW HAMPSHIRE - 0.4% (0.2% OF TOTAL INVESTMENTS)

        2,000   New Hampshire Health and Education Authority, Hospital Revenue    10/11 at 101.00          Aa3            2,046,040
                   Bonds, Concord Hospital, Series 2001, 5.500%, 10/01/21 -
                   AGM Insured
------------------------------------------------------------------------------------------------------------------------------------

70 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 4.6% (3.0% OF TOTAL INVESTMENTS)

$      10,000   New Jersey Economic Development Authority, Water Facilities       11/12 at 101.00           A2     $      9,780,500
                   Revenue Bonds, American Water Company, Series 2002A,
                   5.250%, 11/01/32 - AMBAC Insured (Alternative Minimum Tax)

          585   New Jersey Health Care Facilities Financing Authority, Revenue     7/13 at 100.00          Ba2              475,318
                   Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33

        4,125   New Jersey Transit Corporation, Certificates of Participation,       No Opt. Call          Aa3            4,591,950
                   Federal Transit Administration Grants, Series 2002A,
                   5.500%, 9/15/13 - AMBAC Insured

       12,970   New Jersey Transportation Trust Fund Authority, Transportation       No Opt. Call          AA-            3,509,682
                   System Bonds, Capital Appreciation Series 2010A, 0.000%,
                   12/15/33

       20,000   New Jersey Transportation Trust Fund Authority, Transportation       No Opt. Call          AA-            6,895,400
                   System Bonds, Series 2006C, 0.000%, 12/15/28 - AMBAC Insured

        2,045   Tobacco Settlement Financing Corporation, New Jersey, Tobacco      6/17 at 100.00          BBB            1,466,572
                   Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%,
                   6/01/34
------------------------------------------------------------------------------------------------------------------------------------
       49,725   Total New Jersey                                                                                         26,719,422
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK - 4.5% (2.9% OF TOTAL INVESTMENTS)

          900   Albany Industrial Development Agency, New York, Revenue Bonds,     4/17 at 100.00          N/R              773,370
                   Brighter Choice Charter Schools, Series 2007A, 5.000%,
                   4/01/32

                Brooklyn Areba Local Development Corporation, New York,
                Payment in Lieu of Taxes Revenue Bonds, Barclays Center
                Project, Series 2009:
        1,275      6.000%, 7/15/30                                                 1/20 at 100.00         BBB-            1,313,633
        3,400      0.000%, 7/15/44                                                   No Opt. Call         BBB-              308,482

        1,780   East Rochester Housing Authority, New York, GNMA Secured          10/11 at 101.00          AAA            1,808,694
                   Revenue Bonds, Gates Senior Housing Inc., Series 2001,
                   5.300%, 4/20/31

        5,010   Hudson Yards Infrastructure Corporation, New York, Revenue         2/17 at 100.00            A            4,663,158
                   Bonds, Series 2006A, 4.500%, 2/15/47 - NPFG Insured

        4,155   Monroe County Airport Authority, New York, Revenue Refunding         No Opt. Call            A            4,407,416
                   Bonds, Greater Rochester International Airport, Series
                   1999, 5.750%, 1/01/13 - NPFG Insured (Alternative Minimum
                   Tax)

        8,000   New York City Industrial Development Agency, New York,             8/16 at 101.00           B-            8,208,880
                   American Airlines-JFK International Airport Special
                   Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31
                   (Alternative Minimum Tax)

        1,715   New York City, New York, General Obligation Bonds, Fiscal          8/12 at 100.00           AA            1,866,177
                   Series 2002G, 5.625%, 8/01/20 - NPFG Insured

          785   New York City, New York, General Obligation Bonds, Fiscal          8/12 at 100.00       AA (4)              870,596
                   Series 2002G, 5.625%, 8/01/20 (Pre-refunded 8/01/12) - NPFG
                   Insured

        2,000   New York State Tobacco Settlement Financing Corporation,           6/11 at 100.00          AA-            2,085,960
                   Tobacco Settlement Asset-Backed and State Contingency
                   Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
------------------------------------------------------------------------------------------------------------------------------------
       29,020   Total New York                                                                                           26,306,366
------------------------------------------------------------------------------------------------------------------------------------

                NORTH CAROLINA - 1.1% (0.8% OF TOTAL INVESTMENTS)

        1,710   Charlotte-Mecklenberg Hospital Authority, North Carolina,          1/18 at 100.00          AA-            1,745,534
                   Carolinas HealthCare System Revenue Bonds, Series 2008,
                   Trust 1149, 14.932%, 1/15/47 (IF)

        1,200   Charlotte-Mecklenburg Hospital Authority, North Carolina,          1/17 at 100.00          AA-            1,222,500
                   Health Care System Revenue Bonds, Carolinas Health Care,
                   Series 2007A, 5.000%, 1/15/31

        1,750   Charlotte-Mecklenburg Hospital Authority, North Carolina,          1/15 at 100.00          AAA            2,001,108
                   Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                   System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)

        1,600   North Carolina Municipal Power Agency 1, Catawba Electric            No Opt. Call            A            1,763,280
                   Revenue Bonds, Series 2003A, 5.500%, 1/01/13
------------------------------------------------------------------------------------------------------------------------------------
        6,260   Total North Carolina                                                                                      6,732,422
------------------------------------------------------------------------------------------------------------------------------------

                OHIO - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                2007A-2:
        3,165      5.125%, 6/01/24                                                 6/17 at 100.00          BBB            2,923,827
          710      5.875%, 6/01/30                                                 6/17 at 100.00          BBB              601,221
          685      5.750%, 6/01/34                                                 6/17 at 100.00          BBB              538,965
        1,570      5.875%, 6/01/47                                                 6/17 at 100.00          BBB            1,178,473

                                                           Nuveen Investments 71

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OHIO (continued)

$       1,080   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities       9/10 at 100.00          Aaa     $      1,095,606
                   Program Residential Mortgage Revenue Bonds, Series 1998A-1,
                   5.300%, 9/01/19 - AGM Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        7,210   Total Ohio                                                                                                6,338,092
------------------------------------------------------------------------------------------------------------------------------------

                OKLAHOMA - 1.9% (1.3% OF TOTAL INVESTMENTS)

                Oklahoma Development Finance Authority, Revenue Bonds, Saint
                John Health System, Series 2007:
        4,370      5.000%, 2/15/37                                                 2/17 at 100.00            A            4,129,519
          955      5.000%, 2/15/42                                                 2/17 at 100.00            A              890,337

        6,305   Tulsa County Industrial Authority, Oklahoma, Health Care          12/16 at 100.00           AA            6,315,214
                   Revenue Bonds, Saint Francis Health System, Series 2006,
                   5.000%, 12/15/36 (UB)

           88   Tulsa County Industrial Authority, Oklahoma, Health Care          12/16 at 100.00           AA               88,115
                   Revenue Bonds, Saint Francis Health System, Series 2006,
                   Trust 3500, 8.380%, 12/15/36 (IF)
------------------------------------------------------------------------------------------------------------------------------------
       11,718   Total Oklahoma                                                                                           11,423,185
------------------------------------------------------------------------------------------------------------------------------------

                OREGON - 2.5% (1.7% OF TOTAL INVESTMENTS)

        4,700   Oregon Health, Housing, Educational and Cultural Facilities       11/11 at 101.00          AA-            4,814,304
                   Authority, Revenue Bonds, PeaceHealth Project, Series 2001,
                   5.250%, 11/15/21 - AMBAC Insured

       10,000   Oregon Housing and Community Services Department, Multifamily      7/10 at 100.00          Aaa           10,012,400
                   Housing Revenue Bonds, Series 2000A, 6.050%, 7/01/42
                   (Alternative Minimum Tax) (UB)
------------------------------------------------------------------------------------------------------------------------------------
       14,700   Total Oregon                                                                                             14,826,704
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA - 1.7% (1.1% OF TOTAL INVESTMENTS)

                Allegheny County Hospital Development Authority, Pennsylvania,
                Revenue Bonds, West Penn Allegheny Health System, Series
                2000B:
        2,000      9.250%, 11/15/22 (Pre-refunded 11/15/10)                       11/10 at 102.00          AAA            2,136,040
        2,000      9.250%, 11/15/30 (Pre-refunded 11/15/10)                       11/10 at 102.00          AAA            2,136,040

          500   Bucks County Industrial Development Authority, Pennsylvania,       3/17 at 100.00          BBB              430,675
                   Charter School Revenue Bonds, School Lane Charter School,
                   Series 2007A, 5.000%, 3/15/37

        3,500   Pennsylvania Economic Development Financing Authority, Senior      7/10 at 100.00           CC            1,955,100
                   Lien Resource Recovery Revenue Bonds, Northampton Generating
                   Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum
                   Tax)

        3,205   Philadelphia School District, Pennsylvania, General Obligation     8/12 at 100.00      Aa2 (4)            3,540,243
                   Bonds, Series 2002B, 5.625%, 8/01/16 (Pre-refunded 8/01/12)
                   - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       11,205   Total Pennsylvania                                                                                       10,198,098
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO - 0.4% (0.3% OF TOTAL INVESTMENTS)

        2,500   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     8/17 at 100.00          Aa2            2,522,150
                   Bonds, Series 2007A, 5.250%, 8/01/57
------------------------------------------------------------------------------------------------------------------------------------

                SOUTH CAROLINA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        5,850   South Carolina Transportation Infrastructure Bank, Revenue        10/11 at 100.00      Aa3 (4)            6,257,570
                   Bonds, Series 2001A, 5.500%, 10/01/22 (Pre-refunded 10/01/11)
                   - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.7% (1.1% OF TOTAL INVESTMENTS)

        3,680   Knox County Health, Educational and Housing Facilities Board,       1/17 at 30.07           A-              578,974
                   Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                   Series 2006, 0.000%, 1/01/41

        5,210   Memphis-Shelby County Airport Authority, Tennessee, Airport        3/11 at 100.00          AAA            5,341,605
                   Revenue Bonds, Series 2001A, 5.500%, 3/01/14 - AGM Insured
                   (Alternative Minimum Tax)

          275   Sullivan County Health Educational and Housing Facilities Board,   9/16 at 100.00         BBB+              252,951
                   Tennessee, Revenue Bonds, Wellmont Health System, Series
                   2006C, 5.250%, 9/01/36

                Sumner County Health, Educational, and Housing Facilities Board,
                Tennessee, Revenue Refunding Bonds, Sumner Regional Health
                System Inc., Series 2007:
          800      5.500%, 11/01/37 (7)                                           11/17 at 100.00          N/R              519,520
        2,800      5.500%, 11/01/46 (7)                                           11/17 at 100.00          N/R            1,818,320

          745   Tennessee Housing Development Agency, Homeownership Program        7/10 at 100.00          AA+              745,380
                   Bonds, Series 1998-2, 5.350%, 7/01/23 (Alternative Minimum
                   Tax)

72 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE (continued)

$         760   Tennessee Housing Development Agency, Homeownership Program        7/11 at 100.00          AA+     $        765,084
                   Bonds, Series 2001-3A, 5.200%, 7/01/22 (Alternative Minimum
                   Tax)
------------------------------------------------------------------------------------------------------------------------------------
       14,270   Total Tennessee                                                                                          10,021,834
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 21.4% (14.0% OF TOTAL INVESTMENTS)

        5,445   Board of Regents, University of Texas System, Financing System     2/17 at 100.00          AAA            5,380,912
                   Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)

          595   Brushy Creek Municipal Utility District, Williamson County,        7/10 at 100.00          Aa3              595,488
                   Texas, Combination Unlimited Tax and Revenue Refunding
                   Bonds, Series 2001, 5.125%, 6/01/26 - AGM Insured

                Collins and Denton Counties, Frisco, Texas, General Obligation
                Bonds, Series 2001:
        1,910      5.000%, 2/15/20 - FGIC Insured                                  2/11 at 100.00          Aa1            1,980,307
        2,005      5.000%, 2/15/21 - FGIC Insured                                  2/11 at 100.00          Aa1            2,078,804

        3,850   Dallas-Ft. Worth International Airport, Texas, Joint Revenue      11/11 at 100.00           A+            3,870,906
                   Refunding and Improvement Bonds, Series 2001A, 5.500%,
                   11/01/35 - FGIC Insured (Alternative Minimum Tax)

        5,000   Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional    9/14 at 100.00          N/R            5,014,100
                   Health System, Series 2004A, 7.000%, 9/01/25

        4,040   Harris County, Texas, Tax and Revenue Certificates of              8/11 at 100.00          AAA            4,272,704
                   Obligation, Series 2001, 5.000%, 8/15/27

        6,000   Houston, Texas, Junior Lien Water and Sewerage System Revenue        No Opt. Call      N/R (4)            7,281,960
                   Refunding Bonds, Series 2001B, 5.500%, 12/01/29 - NPFG
                   Insured (ETM)

        7,000   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,     7/10 at 100.00            A            7,012,810
                   Series 1998B, 5.250%, 7/01/14 - FGIC Insured (Alternative
                   Minimum Tax)

                Houston, Texas, Subordinate Lien Airport System Revenue
                Refunding Bonds, Series 2001A:
        2,525      5.500%, 7/01/13 - FGIC Insured (Alternative Minimum Tax)        1/12 at 100.00            A            2,658,244
        2,905      5.500%, 7/01/14 - FGIC Insured (Alternative Minimum Tax)        1/12 at 100.00            A            3,036,597

       14,200   Hutto Independent School District, Williamson County, Texas,       8/16 at 100.00          AAA           14,386,872
                   General Obligation Bonds, Series 2007A, 4.750%, 8/01/43 (UB)

                Jefferson County Health Facilities Development Corporation,
                Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital
                of Southeast Texas, Series 2001:
        8,500      5.400%, 8/15/31 - AMBAC Insured                                 8/11 at 100.00          N/R            8,607,100
        8,500      5.500%, 8/15/41 - AMBAC Insured                                 8/11 at 100.00          N/R            8,509,690

       10,700   Laredo Independent School District, Webb County, Texas, General    8/11 at 100.00          AAA           11,141,696
                   Obligation Refunding Bonds, Series 2001, 5.000%, 8/01/25

        8,000   Lower Colorado River Authority, Texas, Transmission Contract       5/20 at 100.00            A            8,151,680
                   Refunding Revenue Bonds, LCRA Transmission Services
                   Corporation Project, Refunding & Improvement Series 2010,
                   5.000%, 5/15/40 (WI/DD, Settling 5/18/10)

        2,500   Matagorda County Navigation District 1, Texas, Collateralized        No Opt. Call         BBB+            2,417,350
                   Revenue Refunding Bonds, Houston Light and Power Company,
                   Series 1997, 5.125%, 11/01/28 - AMBAC Insured (Alternative
                   Minimum Tax)

        3,150   North Texas Thruway Authority, Second Tier System Revenue          1/18 at 100.00           A3            3,306,902
                   Refunding Bonds, Series 2008, 5.750%, 1/01/38

        3,045   Port of Houston Authority, Harris County, Texas, General          10/11 at 100.00          AAA            3,120,729
                   Obligation Port Improvement Bonds, Series 2001B, 5.500%,
                   10/01/17 - FGIC Insured (Alternative Minimum Tax)

        7,700   Tarrant County Cultural & Educational Facilities Financing         2/17 at 100.00          AA-            7,752,283
                   Corporation, Texas, Revenue Bonds, Texas Health Resources,
                   Series 2007A, 5.000%, 2/15/36 (UB)

        9,300   Texas Department of Housing and Community Affairs, Residential     7/11 at 100.00          AAA            9,201,792
                   Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                   (Alternative Minimum Tax)

                White Settlement Independent School District, Tarrant County,
                Texas, General Obligation Bonds, Series 2006:
        9,110      0.000%, 8/15/37                                                  8/15 at 31.98          AAA            2,229,399
        9,110      0.000%, 8/15/40                                                  8/15 at 27.11          AAA            1,885,041
        7,110      0.000%, 8/15/44                                                  8/15 at 21.88          AAA            1,182,891
------------------------------------------------------------------------------------------------------------------------------------
      142,200   Total Texas                                                                                             125,076,257
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 73

    | Portfolio of Investments April 30, 2010 (Unaudited)

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.5% (0.3% OF TOTAL INVESTMENTS)

                Utah Housing Corporation, Single Family Mortgage Bonds, Series
                2001E:
$         840      5.200%, 1/01/18 (Alternative Minimum Tax)                       7/11 at 100.00          AA-     $        848,988
          255      5.500%, 1/01/23 (Alternative Minimum Tax)                       7/11 at 100.00          Aaa              257,341

                Utah Housing Corporation, Single Family Mortgage Bonds, Series
                2001F-1:
        1,245      4.950%, 7/01/18 (Alternative Minimum Tax)                       7/11 at 100.00          AA-            1,257,662
          370      5.300%, 7/01/23 (Alternative Minimum Tax)                       7/11 at 100.00          Aaa              370,137
------------------------------------------------------------------------------------------------------------------------------------
        2,710   Total Utah                                                                                                2,734,128
------------------------------------------------------------------------------------------------------------------------------------

                VIRGINIA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,000   Chesterfield County Health Center Commission, Virginia,           12/15 at 100.00          N/R              914,800
                   Mortgage Revenue Bonds, Lucy Corr Village, Series 2005,
                   5.375%, 12/01/28
------------------------------------------------------------------------------------------------------------------------------------

                WASHINGTON - 16.0% (10.5% OF TOTAL INVESTMENTS)

                Bellingham Housing Authority, Washington, Housing Revenue
                Bonds, Varsity Village Project, Series 2001A:
        1,000      5.500%, 12/01/27 - NPFG Insured                                12/11 at 100.00          Aa3            1,016,941
        2,000      5.600%, 12/01/36 - NPFG Insured                                12/11 at 100.00          Aa3            2,020,421

        2,500   King County, Washington, Sewer Revenue Bonds, Series 2009,         1/19 at 100.00          AA+            2,674,876
                   5.250%, 1/01/42

       12,955   Port of Seattle, Washington, Passenger Facility Charge Revenue     6/10 at 100.50            A           13,033,379
                   Bonds, Series 1998A, 5.300%, 12/01/16 - AMBAC Insured
                   (Alternative Minimum Tax)

                Port of Seattle, Washington, Revenue Bonds, Series 2001B:
        2,535      5.625%, 4/01/18 - FGIC Insured (Alternative Minimum Tax) (UB)  10/11 at 100.00          Aa2            2,671,434
       16,000      5.100%, 4/01/24 - FGIC Insured (Alternative Minimum Tax) (UB)   7/10 at 100.00          Aa2           16,000,960

        1,440   Public Utility District 1, Benton County, Washington, Electric    11/11 at 100.00      N/R (4)            1,547,079
                   Revenue Refunding Bonds, Series 2001A, 5.625%, 11/01/15
                   (Pre-refunded 11/01/11) - AGM Insured

          650   Public Utility District 1, Benton County, Washington, Electric    11/11 at 100.00          Aa3              692,713
                   Revenue Refunding Bonds, Series 2001A, 5.625%, 11/01/15 -
                   AGM Insured

        5,680   Seattle, Washington, Municipal Light and Power Revenue             3/11 at 100.00          AAA            5,868,861
                   Refunding and Improvement Bonds, Series 2001, 5.500%,
                   3/01/18 - AGM Insured

        4,530   Tacoma, Washington, Solid Waste Utility Revenue Refunding         12/11 at 100.00       AA (4)            4,857,158
                   Bonds, Series 2001, 5.250%, 12/01/21 (Pre-refunded 12/01/11)
                   - AMBAC Insured

        3,720   Washington State Healthcare Facilities Authority, Revenue         10/11 at 100.00      Aa3 (4)            3,964,926
                   Bonds, Children's Hospital and Regional Medical Center,
                   Series 2001, 5.375%, 10/01/18 (Pre-refunded 10/01/11) -
                   AMBAC Insured

                Washington State Healthcare Facilities Authority, Revenue
                Bonds, Good Samaritan Hospital, Series 2001:
        5,480      5.500%, 10/01/21 (Pre-refunded 10/01/11) - RAAI Insured        10/11 at 101.00     BBB- (4)            5,904,700
       25,435      5.625%, 10/01/31 (Pre-refunded 10/01/11) - RAAI Insured        10/11 at 101.00     BBB- (4)           27,450,978

                Washington State Healthcare Facilities Authority, Revenue
                Bonds, Group Health Cooperative of Puget Sound, Series 2001:
        3,005      5.375%, 12/01/17 - AMBAC Insured                               12/11 at 101.00         BBB+            3,062,516
        2,915      5.375%, 12/01/18 - AMBAC Insured                               12/11 at 101.00         BBB+            2,957,297
------------------------------------------------------------------------------------------------------------------------------------
       89,845   Total Washington                                                                                         93,724,239
------------------------------------------------------------------------------------------------------------------------------------

                WISCONSIN - 4.5% (2.9% OF TOTAL INVESTMENTS)

                Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series
                2001:
        3,705      5.375%, 1/01/20 (Pre-refunded 1/01/12) - FGIC Insured           1/12 at 100.00      N/R (4)            3,991,619
        1,850      5.000%, 1/01/21 (Pre-refunded 1/01/12) - FGIC Insured           1/12 at 100.00      N/R (4)            1,981,628

       12,250   La Crosse, Wisconsin, Pollution Control Revenue Refunding         12/10 at 100.00            A           12,461,925
                   Bonds, Dairyland Power Cooperative, Series 1997B, 5.550%,
                   2/01/15 - AMBAC Insured

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue     9/17 at 100.00         BBB+              890,130
                   Bonds, Franciscan Sisters of Christian Charity HealthCare
                   Ministry, Series 2007, 5.000%, 9/01/33

          350   Wisconsin Health and Educational Facilities Authority, Revenue    10/11 at 101.00          AA-              356,048
                   Bonds, Froedtert and Community Health Obligated Group,
                   Series 2001, 5.375%, 10/01/30

        3,650   Wisconsin Health and Educational Facilities Authority, Revenue    10/11 at 101.00      AA- (4)            3,921,013
                   Bonds, Froedtert and Community Health Obligated Group,
                   Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)

74 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)

$       2,500   Wisconsin Health and Educational Facilities Authority, Revenue     2/12 at 100.00         BBB+     $      2,527,525
                   Bonds, Marshfield Clinic, Series 2001B, 6.000%, 2/15/25

           50   Wisconsin Health and Educational Facilities Authority, Revenue     8/13 at 100.00         BBB+               44,774
                   Bonds, Wheaton Franciscan Services Inc., Series 2003A,
                   5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
       25,355   Total Wisconsin                                                                                          26,174,662
------------------------------------------------------------------------------------------------------------------------------------
$     950,908   Total Municipal Bonds (cost $885,935,399)                                                               888,758,660
=============-----------------------------------------------------------------------------------------------------------------------

       SHARES   DESCRIPTION (1)                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES - 0.6% (0.4% OF TOTAL INVESTMENTS)

        6,266   BlackRock MuniHoldings Fund Inc.                                                                   $         98,376

       26,880   Dreyfus Strategic Municipal Fund                                                                            227,674

      131,278   DWS Municipal Income Trust                                                                                1,598,966

       43,420   PIMCO Municipal Income Fund II                                                                              481,094

       43,020   Van Kampen Investment Grade Municipal Trust                                                                 609,163

       30,000   Van Kampen Municipal Opportunity Trust                                                                      413,700
------------------------------------------------------------------------------------------------------------------------------------
                Total Investment Companies (cost $3,325,133)                                                              3,428,973
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $889,260,532) - 152.6%                                                          892,187,633
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (13.0)%                                                                     (75,908,650)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                      5,231,135
                --------------------------------------------------------------------------------------------------------------------
                Auction Rate Preferred Shares, at Liquidation Value - (40.5)% (6)                                      (236,950,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $    584,560,118
                ====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  (5)   The Fund's  Adviser has  concluded  this issue is not likely to meet its
        future  interest  payment   obligations  and  has  directed  the  Fund's
        custodian to cease accruing additional income on the Fund's records.

  (6) Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.6%

  (7) For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 - Fair Value Measurements for more information.

  N/R   Not rated.

WI/DD   Purchased on a when-issued or delayed delivery basis.

(ETM)   Escrowed to maturity.

 (IF)   Inverse floating rate investment.

 (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 75

    | Statement of
    | Assets & Liabilities

                                                      April 30, 2010 (Unaudited)

                                                                                     PERFORMANCE        MUNICIPAL           MARKET
                                                                                            PLUS        ADVANTAGE      OPPORTUNITY
                                                                                            (NPP)            (NMA)            (NMO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,280,293,947, $939,205,356 and $1,012,817,147,
   respectively)                                                                  $1,323,806,376   $  950,255,547   $1,012,295,592
Cash                                                                                     521,064          170,605        7,401,434
Receivables:
   Dividends and interest                                                             18,924,309       16,024,714       15,449,162
   Investments sold                                                                   17,978,000       26,195,543        1,300,000
Deferred offering costs                                                                       --        2,125,419        4,202,047
Other assets                                                                             303,760           97,638          102,186
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                    1,361,533,509      994,869,466    1,040,750,421
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Floating rate obligations                                                             42,630,000       67,694,983       48,745,000
Payables:
   Investments purchased                                                                      --        2,194,071               --
   Auction Rate Preferred share dividends                                                 17,089           23,797           33,159
   Common share dividends                                                              3,957,295        2,977,593        3,167,337
   Interest                                                                                   --           17,727               --
MuniFund Term Preferred shares, at liquidation value                                          --               --               --
Variable Rate Demand Preferred shares, at liquidation value                                   --      296,800,000      350,900,000
Accrued expenses:
   Management fees                                                                       676,223          481,343          504,120
   Offering costs                                                                             --          381,451          552,704
   Other                                                                                 498,450          223,805           91,805
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                               47,779,057      370,794,770      403,994,125
------------------------------------------------------------------------------------------------------------------------------------
Auction Rate Preferred shares, at liquidation value                                  419,900,000               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  893,854,452   $  624,074,696   $  636,756,296
====================================================================================================================================
Common shares outstanding                                                             59,914,073       43,336,100       45,615,495
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to Common
   shares, divided by Common shares outstanding)                                  $        14.92   $        14.40   $        13.96
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                           $      599,141   $      433,361   $      456,155
Paid-in surplus                                                                      838,340,717      606,033,640      636,551,953
Undistributed (Over-distribution of) net investment income                            14,929,704       10,849,549       11,145,815
Accumulated net realized gain (loss)                                                  (3,527,539)      (4,292,045)     (10,876,072)
Net unrealized appreciation (depreciation)                                            43,512,429       11,050,191         (521,555)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  893,854,452   $  624,074,696   $  636,756,296
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000      200,000,000      200,000,000
   Auction Rate Preferred                                                              1,000,000        1,000,000        1,000,000
   MuniFund Term Preferred                                                                    --               --               --
   Variable Rate Demand Preferred                                                             --        Unlimited        Unlimited
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

76 Nuveen Investments

                                                                                        DIVIDEND         DIVIDEND         DIVIDEND
                                                                                       ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                                                                           (NAD)            (NXZ)            (NZF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $852,049,233, $627,361,192 and $889,260,532,
   respectively)                                                                  $  858,364,556   $  646,267,891   $  892,187,633
Cash                                                                                   5,573,225        1,689,432        1,121,902
Receivables:
   Dividends and interest                                                             13,225,659       11,453,064       15,612,590
   Investments sold                                                                    2,487,651           46,047           91,605
Deferred offering costs                                                                2,495,617        2,178,852               --
Other assets                                                                             184,332           50,813          184,992
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                      882,331,040      661,686,099      909,198,722
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Floating rate obligations                                                             51,605,000       26,661,650       75,908,650
Payables:
   Investments purchased                                                                  40,660               --        8,119,360
   Auction Rate Preferred share dividends                                                 16,417               --            8,319
   Common share dividends                                                              2,866,891        2,269,982        3,038,431
   Interest                                                                              487,013               --               --
MuniFund Term Preferred shares, at liquidation value                                 144,300,000               --               --
Variable Rate Demand Preferred shares, at liquidation value                                   --      196,000,000               --
Accrued expenses:
   Management fees                                                                       429,096          292,171          374,639
   Offering costs                                                                        382,110               --               --
   Other                                                                                 300,360           85,562          239,205
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                              200,427,547      225,309,365       87,688,604
------------------------------------------------------------------------------------------------------------------------------------
Auction Rate Preferred shares, at liquidation value                                  120,075,000               --      236,950,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  561,828,493   $  436,376,734   $  584,560,118
====================================================================================================================================
Common shares outstanding                                                             39,287,298       29,440,680       40,378,174
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to Common
   shares, divided by Common shares outstanding)                                  $        14.30   $        14.82   $        14.48
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                           $      392,873   $      294,407   $      403,782
Paid-in surplus                                                                      551,021,444      420,735,681      575,532,006
Undistributed (Over-distribution of) net investment income                             9,677,213        4,775,143        8,899,126
Accumulated net realized gain (loss)                                                  (5,578,360)      (8,335,196)      (3,201,897)
Net unrealized appreciation (depreciation)                                             6,315,323       18,906,699        2,927,101
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                            $  561,828,493   $  436,376,734   $  584,560,118
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited        Unlimited        Unlimited
   Auction Rate Preferred                                                              Unlimited        Unlimited        Unlimited
   MuniFund Term Preferred                                                             Unlimited               --               --
   Variable Rate Demand Preferred                                                             --        Unlimited               --
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 77

    | Statement of
    | Operations

                                     Six Months Ended April 30, 2010 (Unaudited)

                                                  PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                                         PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                        (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                 $36,096,977   $27,409,802   $28,474,781   $24,294,265   $18,804,815   $24,628,860
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                     4,088,039     2,894,140     3,026,918     2,584,052     1,916,569     2,702,299
Auction fees                                          312,337       230,350       278,637       182,345        98,544       176,252
Dividend disbursing
   agent fees                                          24,795        27,370        20,712        14,877            --        14,877
Shareholders' servicing agent
   fees and expenses                                   56,489        35,944        37,256         5,088         2,184         2,851
Interest expense and amortization of
   offering costs                                     153,584       356,961       292,978       681,144       428,225       260,956
Liquidity fees                                             --       462,798       308,434            --       756,229            --
Custodian's fees and expenses                         108,358        81,002        82,893        70,171        52,543        70,513
Directors'/Trustees' fees and expenses                 20,316        14,771        15,763        13,174         9,161        13,277
Professional fees                                      61,604        43,711        48,725        39,062        25,827        44,084
Shareholders' reports - printing and
   mailing expenses                                    99,893        65,541        72,869        56,402        41,389        56,959
Stock exchange listing fees                            10,094         7,306         7,675         6,618         2,060         2,828
Investor relations expense                             50,390        35,793        37,959        30,562        23,011        30,922
Other expenses                                         42,619        34,211        35,026        19,432        17,963        24,636
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense reimbursement                 5,028,518     4,289,898     4,265,845     3,702,927     3,373,705     3,400,454
   Custodian fee credit                                (2,523)       (2,903)       (3,249)       (2,217)       (1,392)         (832)
   Expense reimbursement                                   --            --            --            --      (284,286)     (440,951)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                        5,025,995     4,286,995     4,262,596     3,700,710     3,088,027     2,958,671
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                              31,070,982    23,122,807    24,212,185    20,593,555    15,716,788    21,670,189
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments           2,858,629       796,290     1,501,764       453,103        70,098        83,470
Change in net unrealized appreciation
   (depreciation) of investments                   18,796,074    14,183,321    13,170,874    13,544,892     9,753,254    11,578,761
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)            21,654,703    14,979,611    14,672,638    13,997,995     9,823,352    11,662,231
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO AUCTION RATE
   PREFERRED SHAREHOLDERS
From net investment income                           (776,498)     (379,240)     (639,222)     (460,774)           --      (374,524)
From accumulated net realized gains                   (47,490)     (183,376)           --            --            --      (125,552)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Auction Rate Preferred
   shareholders                                      (823,988)     (562,616)     (639,222)     (460,774)           --      (500,076)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                $51,901,697   $37,539,802   $38,245,601   $34,130,776   $25,540,140   $32,832,344
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

78 Nuveen Investments

    | Statement of
    | Changes in Net Assets (Unaudited)

                                          PERFORMANCE PLUS (NPP)        MUNICIPAL ADVANTAGE (NMA)        MARKET OPPORTUNITY (NMO)
                                      ------------------------------  ------------------------------  ------------------------------
                                         SIX MONTHS            YEAR      SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                              ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                            4/30/10        10/31/09         4/30/10        10/31/09         4/30/10        10/31/09
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                 $  31,070,982   $  61,694,850   $  23,122,807   $  47,685,667   $  24,212,185   $  49,900,093
Net realized gain (loss) from:
   Investments                            2,858,629      (3,345,387)        796,290        (953,244)      1,501,764       2,387,779
   Futures contracts                             --              --              --              --              --              --
Change in net unrealized
   appreciation (depreciation) of:
   Investments                           18,796,074     101,733,867      14,183,321      77,128,841      13,170,874      49,202,041
   Futures contracts                             --              --              --              --              --              --
Distributions to Auction Rate
   Preferred Shareholders:
   From net investment income              (776,498)     (3,512,067)       (379,240)     (2,612,721)       (639,222)     (2,842,583)
   From accumulated net realized
      gains                                 (47,490)             --        (183,376)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations                51,901,697     156,571,263      37,539,802     121,248,543      38,245,601      98,647,330
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON
   SHAREHOLDERS
From net investment income              (27,105,126)    (47,194,320)    (20,879,161)    (36,309,116)    (21,603,635)    (36,674,027)
From accumulated net realized gains        (814,831)             --      (2,827,574)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                         (27,919,957)    (47,194,320)    (23,706,735)    (36,309,116)    (21,603,635)    (36,674,027)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                 --              --       1,428,464         271,443         795,414              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from capital share
   transactions                                  --              --       1,428,464         271,443         795,414              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares                                23,981,740     109,376,943      15,261,531      85,210,870      17,437,380      61,973,303
Net assets applicable to Common
   shares at the beginning of
   period                               869,872,712     760,495,769     608,813,165     523,602,295     619,318,916     557,345,613
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period        $ 893,854,452   $ 869,872,712   $ 624,074,696   $ 608,813,165   $ 636,756,296   $ 619,318,916
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                          $  14,929,704   $  11,740,346   $  10,849,549   $   8,985,143   $  11,145,815   $   9,176,487
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 79

    | Statement of
    | Changes in Net Assets (continued)

                                         DIVIDEND ADVANTAGE (NAD)       DIVIDEND ADVANTAGE 2 (NXZ)      DIVIDEND ADVANTAGE 3 (NZF)
                                      ------------------------------  ------------------------------  ------------------------------
                                         SIX MONTHS            YEAR      SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                              ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                            4/30/10        10/31/09         4/30/10        10/31/09         4/30/10        10/31/09
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                 $  20,593,555   $  42,070,572   $  15,716,788   $  30,653,112   $  21,670,189   $  43,429,444
Net realized gain (loss) from:
   Investments                              453,103        (762,348)         70,098      (3,563,781)         83,470        (520,239)
   Futures contracts                             --              --              --              --              --       1,331,299
Change in net unrealized
   appreciation (depreciation) of:
   Investments                           13,544,892      76,279,407       9,753,254      50,177,046      11,578,761      76,051,358
   Futures contracts                             --              --              --              --              --         679,241
Distributions to Auction Rate
   Preferred Shareholders:
   From net investment income              (460,774)     (2,117,175)             --              --        (374,524)     (2,094,400)
   From accumulated net realized
      gains                                      --              --              --              --        (125,552)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations                34,130,776     115,470,456      25,540,140      77,266,377      32,832,344     118,876,703
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income              (17,836,433)    (32,490,598)    (14,480,087)    (26,078,788)    (18,812,191)    (34,349,713)
From accumulated net realized gains              --              --              --              --      (2,547,863)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                         (17,836,433)    (32,490,598)    (14,480,087)    (26,078,788)    (21,360,054)    (34,349,713)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                 --              --          63,234         126,288              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from capital share
   transactions                                  --              --          63,234         126,288              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares                                16,294,343      82,979,858      11,123,287      51,313,877      11,472,290      84,526,990
Net assets applicable to Common
   shares at the beginning of period    545,534,150     462,554,292     425,253,447     373,939,570     573,087,828     488,560,838
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period        $ 561,828,493   $ 545,534,150   $ 436,376,734   $ 425,253,447   $ 584,560,118   $ 573,087,828
====================================================================================================================================
Undistributed (Over-distribution
   of) net investment income at the
   end of period                      $   9,677,213   $   7,380,865   $   4,775,143   $   3,538,442   $   8,899,126   $   6,415,652
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

80 Nuveen Investments

    | Statement of
    | Cash Flows

                                     Six Months Ended April 30, 2010 (Unaudited)

                                                                                  MUNICIPAL          MARKET        DIVIDEND
                                                                                  ADVANTAGE     OPPORTUNITY       ADVANTAGE
                                                                                       (NMA)           (NMO)           (NAD)
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES
   FROM OPERATIONS                                                             $ 37,539,802   $  38,245,601   $  34,130,776
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by
   (used in) operating activities:
   Purchases of investments                                                     (70,845,166)   (115,354,228)    (37,322,616)
   Proceeds from sales and maturities of investments                             87,273,960     119,855,350      33,284,260
   Proceeds from (Purchases of) short-term investments, net                              --              --              --
   Amortization (Accretion) of premiums and discounts, net                       (2,907,896)     (4,507,976)     (3,864,531)
   (Increase) Decrease in receivable for dividends and interest                     180,347          60,634         126,363
   (Increase) Decrease in receivable for investments sold                         1,136,707      19,083,900      19,953,649
   (Increase) Decrease in other assets                                              113,201         138,468         (15,474)
   Increase (Decrease) in payable for investments purchased                     (17,334,534)    (17,477,313)     (7,234,216)
   Increase (Decrease) in payable for Auction Rate Preferred share dividends          9,231          14,277           5,164
   Increase (Decrease) in payable for interest                                       17,727              --         487,013
   Increase (Decrease) in accrued management fees                                   (17,927)        (19,712)        (14,687)
   Increase (Decrease) in accrued other liabilities                                (121,711)       (255,639)         27,910
   Net realized (gain) loss from investments                                       (796,290)     (1,501,764)       (453,103)
   Change in net unrealized (appreciation) depreciation of investments          (14,183,321)    (13,170,874)    (13,544,892)
   Taxes paid on undistributed capital gains                                             --            (100)           (493)
-----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                           20,064,130      25,110,624      25,565,123
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in cash overdraft balance                                            --              --      (2,702,217)
Cash distributions paid to Common shareholders                                  (22,075,962)    (20,549,383)    (17,751,174)
(Increase) Decrease in deferred offering costs                                   (2,125,419)     (4,202,047)     (2,495,617)
Increase (Decrease) in accrued offering costs                                       381,451         552,704         382,110
Increase (Decrease) in Auction Rate Preferred shares, at liquidation value     (293,200,000)   (346,675,000)   (141,725,000)
Increase (Decrease) in MuniFund Term Preferred shares, at liquidation value              --              --     144,300,000
Increase (Decrease) in Variable Rate Demand Preferred shares, at
   liquidation value                                                            296,800,000     350,900,000              --
-----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                          (20,219,930)    (19,973,726)    (19,991,898)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                    (155,800)      5,136,898       5,573,225
Cash at the beginning of period                                                     326,405       2,264,536              --
-----------------------------------------------------------------------------------------------------------------------------
Cash at the End of Period                                                      $    170,605   $   7,401,434   $   5,573,225
=============================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

                                                                                  MUNICIPAL          MARKET        DIVIDEND
                                                                                  ADVANTAGE     OPPORTUNITY       ADVANTAGE
                                                                                       (NMA)           (NMO)           (NAD)
-----------------------------------------------------------------------------------------------------------------------------
Cash paid for interest (excluding amortization of offering costs, where
   applicable)                                                                 $    348,379   $     281,025   $     617,261
=============================================================================================================================

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $1,428,464 and $795,414 for Municipal Advantage
(NMA) and Market Opportunity (NMO), respectively.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 81

    | Statement of
    | Cash Flows (continued)

                                    Six Months Ended April 30, 2010 (Unaudited)

                                                                                                   DIVIDEND        DIVIDEND
                                                                                                ADVANTAGE 2     ADVANTAGE 3
                                                                                                      (NXZ)           (NZF)
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
   OPERATIONS                                                                                 $  25,540,140   $  32,832,344
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by
   (used in) operating activities:
   Purchases of investments                                                                      (4,848,754)    (26,167,499)
   Proceeds from sales and maturities of investments                                              6,421,550      12,881,558
   Proceeds from (Purchases of) short-term investments, net                                              --       2,325,000
   Amortization (Accretion) of premiums and discounts, net                                       (1,568,332)        (86,722)
   (Increase) Decrease in receivable for dividends and interest                                      68,328        (140,334)
   (Increase) Decrease in receivable for investments sold                                           (46,047)      1,582,050
   (Increase) Decrease in other assets                                                              (13,623)        (22,302)
   Increase (Decrease) in payable for investments purchased                                              --       8,108,001
   Increase (Decrease) in payable for Auction Rate Preferred share dividends                             --          (1,787)
   Increase (Decrease) in payable for interest                                                           --              --
   Increase (Decrease) in accrued management fees                                                    13,616         (17,405)
   Increase (Decrease) in accrued other liabilities                                                  (9,490)         22,405
   Net realized (gain) loss from investments                                                        (70,098)        (83,470)
   Change in net unrealized (appreciation) depreciation of investments                           (9,753,254)    (11,578,761)
   Taxes paid on undistributed capital gains                                                           (564)             --
-----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                           15,733,472      19,653,078
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in cash overdraft balance                                                            --              --
Cash distributions paid to Common shareholders                                                  (14,359,511)    (21,224,966)
(Increase) Decrease in deferred offering costs                                                       36,068              --
Increase (Decrease) in payable for offering cost                                                         --              --
Increase (Decrease) in Auction Rate Preferred shares, at liquidation value                               --              --
Increase (Decrease) in MuniFund Term Preferred shares, at liquidation value                              --              --
Increase (Decrease) in Variable Rate Demand Preferred shares, at
   liquidation value                                                                                     --              --
-----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                          (14,323,443)    (21,224,966)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                   1,410,029      (1,571,888)
Cash at the beginning of period                                                                     279,403       2,693,790
-----------------------------------------------------------------------------------------------------------------------------
Cash at the End of Period                                                                     $   1,689,432   $   1,121,902
=============================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

                                                                                                   DIVIDEND        DIVIDEND
                                                                                                ADVANTAGE 2     ADVANTAGE 3
                                                                                                       (NXZ)           (NZF)
-----------------------------------------------------------------------------------------------------------------------------
Cash paid for interest (excluding amortization of offering costs, where                       $     390,709   $     260,956
   applicable)
=============================================================================================================================

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $63,234 for Dividend Advantage 2 (NXZ).

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

82 Nuveen Investments

    | Notes to
    | Financial Statements (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3
(NZF) (collectively, the "Funds"). Performance Plus (NPP), Municipal Advantage
(NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange ("NYSE") while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles ("U.S. GAAP").

INVESTMENT VALUATION

Exchange-listed securities are generally valued at the last sales price on the security exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Directors/Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2010, Municipal Advantage (NMA) and Dividend Advantage 3 (NZF) had outstanding when-issued/delayed delivery purchase commitments of $2,194,071 and $8,119,360, respectively. There were no such outstanding purchase commitments in any of the other Funds.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date or when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

INCOME TAXES

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will
                                                           Nuveen Investments 83

    | Notes to
    | Financial Statements (Unaudited) (continued)

enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

AUCTION RATE PREFERRED SHARES

The following Funds have issued and outstanding Auction Rate Preferred Shares ("ARPS"), $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's ARPS are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of April 30, 2010, the number of ARPS outstanding, by Series and in total, for each Fund is as follows:

                                                                                              PERFORMANCE    DIVIDEND      DIVIDEND
                                                                                                     PLUS   ADVANTAGE   ADVANTAGE 3
                                                                                                     (NPP)       (NAD)         (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                                                         3,507       1,628            --
   Series T                                                                                         3,506       1,628            --
   Series W                                                                                         3,505          --         3,159
   Series TH                                                                                        2,770       1,547         3,159
   Series F                                                                                         3,508          --         3,160
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                              16,796       4,803         9,478
====================================================================================================================================

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of April 30, 2010, the aggregate amount of outstanding ARPS redeemed by each Fund is as follows:

                                              PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND      DIVIDEND
                                                     PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2   ADVANTAGE 3
                                                     (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------------------------
ARPS redeemed, at liquidation value           $59,100,000   $358,000,000   $380,000,000   $174,925,000   $222,000,000   $75,050,000
====================================================================================================================================

MUNIFUND TERM PREFERRED SHARES

Dividend Advantage (NAD) has issued and outstanding $144,300,000, of 2.70%, Series 2015 MuniFund Term Preferred ("MTP") Shares, with a $10 liquidation value per share. Dividends, which are recognized as interest expense for financial reporting purposes, will be paid monthly at a fixed annual rate of 2.70%, subject to adjustment in certain circumstances. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem a portion of the Fund's outstanding ARPS.

The Fund is obligated to redeem the MTP Shares on April 1, 2015, unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. As of April 1, 2011, the MTP Shares will be subject to redemption at the option of the Fund, subject to payment of a premium until March 31, 2012, and at par thereafter. The MTP Shares also will be subject to redemption, at the option of the Fund, at par in the event of certain changes in the credit rating of the MTP Shares. The Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date.

84 Nuveen Investments

The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The MTP Shares trade on NYSE under the symbol "NAD Pr C".

During the period from March 16, 2010 (first issuance date of shares) through April 30, 2010, Dividend Advantage (NAD) had an average balance of $143,582,609 MTP Shares outstanding.

Net amounts earned by Nuveen as underwriter of the Fund's MTP Share offering are passed directly to the Fund and recognized as a component of "Investment Income" on the Statement of Operations. For the six months ended April 30, 2010 there were no amounts earned by Nuveen Investments, Inc. ("Nuveen").

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on the MTP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

VARIABLE RATE DEMAND PREFERRED SHARES

Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage 2
(NXZ) have issued and outstanding 2,968, 3,509 and 1,960 Series 1 Variable Rate Demand Preferred ("VRDP") Shares, $100,000 liquidation value per share, respectively. Dividend Advantage 2 (NXZ) issued its VRDP Shares in a privately negotiated offering in August 2008, and Municipal Advantage (NMA) and Market Opportunity (NMO) issued their respective VRDP Shares in March 2010. Proceeds of each Fund's offering were used to redeem a portion of each Fund's outstanding ARPS. The VRDP Shares were offered to institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, have a maturity date of August 1, 2038, for Dividend Advantage 2 (NXZ) and March 1, 2040, for Municipal Advantage
(NMA) and Market Opportunity (NMO).

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom the Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Municipal Advantage (NMA) and Market Opportunity (NMO) are required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. As to Dividend Advantage 2 (NXZ), the terms of whose VRDP Shares do not presently provide the liquidity provider with the right to cause the Fund to redeem VRDP Shares after six months of continuous, unsuccessful remarketing, the Board of Directors/Trustees has approved, in connection with renewing its liquidity provider contract in June 2010, the issuance of replacement VRDP Shares that would provide the liquidity provider with a right of redemption after six months of continuous unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent's ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

Municipal Advantage (NMA) and Market Opportunity (NMO) issued all $296,800,000 and $350,900,000 of its VRDP Shares on March 18, 2010 and March 31, 2010, with annualized interest rates of 0.37% and 0.44%, respectively. Dividend Advantage 2
(NXZ) had all $196,000,000 of its VRDP Shares outstanding during the six months ended April 30, 2010, with an annualized interest rate of 0.31%.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations. In addition to this interest expense, the Funds also pay a per annum liquidity fee to the liquidity provider, which is recognized as "Liquidity fees" on the Statement of Operations.

INVERSE FLOATING RATE SECURITIES

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

                                                           Nuveen Investments 85

    | Notes to
    | Financial Statements (Unaudited) (continued)

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "(IF) - Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) - Underlying bond of an inverse floating rate trust reflected as a financing transaction," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in "Investment Income" the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

During the six months ended April 30, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund's inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

At April 30, 2010, each Fund's maximum exposure to externally-deposited Recourse Trusts is as follows:

                                                 PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                                        PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                        (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Maximum exposure to Recourse Trusts              $18,750,000   $11,250,000   $ 7,500,000   $11,250,000   $11,250,000          $ --
====================================================================================================================================

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the fiscal year ended October 31, 2009, were as follows:

                                                 PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                                        PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                        (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Average floating rate obligations outstanding    $42,838,840   $67,694,983   $48,745,000   $51,605,000   $26,661,650   $75,908,650
Average annual interest rate and fees                   0.72%         0.64%         0.62%         0.52%         0.68%         0.69%
====================================================================================================================================

FUTURES CONTRACTS

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as "Deposits with brokers for open futures contracts" on the Statement of Assets and Liabilities. Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for "Variation margin on futures contracts" on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract and is recognized as "Change in net unrealized appreciation (depreciation) of futures contracts" on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as "Net realized gain (loss) from futures contracts" on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. The Funds did not invest in futures contracts during the six months ended April 30, 2010.

86 Nuveen Investments

MARKET AND COUNTERPARTY CREDIT RISK

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties that Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

ZERO COUPON SECURITIES

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

OFFERING COSTS

Costs incurred by Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage 2 (NXZ) in connection with their offerings of VRDP Shares ($2,134,000), ($4,214,000) and ($2,270,000), respectively, were recorded as deferred charges which will be amortized over the 30-year life of the shares. Cost incurred by Dividend Advantage (NAD) in connection with its offering of MTP Shares ($2,559,500) were recorded as a deferred charge which will be amortized over the 5-year life of the shares. Each Fund's amortized deferred charges are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

CUSTODIAN FEE CREDIT

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

INDEMNIFICATIONS

Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.
                                                           Nuveen Investments 87

    | Notes to
    | Financial Statements (Unaudited) (continued)

2. FAIR VALUE MEASUREMENTS

In determining the value of each Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of April 30, 2010:

PERFORMANCE PLUS (NPP)                     LEVEL 1           LEVEL 2       LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                      $       --   $ 1,323,806,376   $        --   $ 1,323,806,376
=====================================================================================================

MUNICIPAL ADVANTAGE (NMA)                  LEVEL 1           LEVEL 2       LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                      $       --   $   949,281,447   $   974,100   $   950,255,547
=====================================================================================================

MARKET OPPORTUNITY (NMO)                   LEVEL 1           LEVEL 2       LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                      $       --   $ 1,012,295,592   $        --   $ 1,012,295,592
=====================================================================================================

DIVIDEND ADVANTAGE (NAD)                   LEVEL 1           LEVEL 2       LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                      $       --   $   856,844,817   $   974,100   $   857,818,917
   Investment Companies                    545,639                --            --           545,639
-----------------------------------------------------------------------------------------------------
Total                                   $  545,639   $   856,844,817   $   974,100   $   858,364,556
=====================================================================================================

DIVIDEND ADVANTAGE 2 (NXZ)                 LEVEL 1           LEVEL 2       LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                      $       --   $   646,267,891   $        --   $   646,267,891
=====================================================================================================

DIVIDEND ADVANTAGE 3 (NZF)                 LEVEL 1           LEVEL 2       LEVEL 3             TOTAL
-----------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                      $       --   $   886,420,820   $ 2,337,840   $   888,758,660
   Investment Companies                  3,428,973                --            --         3,428,973
-----------------------------------------------------------------------------------------------------
Total                                   $3,428,973   $   886,420,820   $ 2,337,840   $   892,187,633
=====================================================================================================

The following is a reconciliation of the Funds' Level 3 investments held at the beginning and end of the measurement period:

                                                           MUNICIPAL          DIVIDEND          DIVIDEND
                                                           ADVANTAGE         ADVANTAGE       ADVANTAGE 3
                                                                (NMA)             (NAD)             (NZF)
                                                             LEVEL 3           LEVEL 3           LEVEL 3
                                                     MUNICIPAL BONDS   MUNICIPAL BONDS   MUNICIPAL BONDS
---------------------------------------------------------------------------------------------------------
Balance at the beginning of period                   $            --   $            --   $            --
   Gains (losses):
      Net realized gains (losses)                                 --                --                --
      Net change in unrealized appreciation
         (depreciation)                                           --                --                --
   Net purchases at cost (sales at proceeds)                      --                --                --
   Net discounts (premiums)                                       --                --                --
   Net transfers in to (out of) at end of period
      fair value                                             974,100           974,100         2,337,840
---------------------------------------------------------------------------------------------------------
Balance at the end of period                         $       974,100   $       974,100   $     2,337,840
=========================================================================================================

"Change in net appreciation (depreciation) of investments" presented on the Statement of Operations includes net unrealized appreciation (depreciation) related to securities classified as Level 3 at period end as follows:

                                                           MUNICIPAL          DIVIDEND          DIVIDEND
                                                           ADVANTAGE         ADVANTAGE       ADVANTAGE 3
                                                                (NMA)             (NAD)             (NZF)
---------------------------------------------------------------------------------------------------------
Level 3 net appreciation (depreciation)              $       404,384   $       404,384   $       970,292
=========================================================================================================

88 Nuveen Investments

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended April 30, 2010.

4. FUND SHARES

COMMON SHARES

Since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

                                                                                       MUNICIPAL                MARKET
                                                      PERFORMANCE PLUS (NPP)        ADVANTAGE (NMA)        OPPORTUNITY (NMO)
                                                      ----------------------   -----------------------   ----------------------
                                                      SIX MONTHS        YEAR   SIX MONTHS         YEAR   SIX MONTHS       YEAR
                                                           ENDED       ENDED        ENDED        ENDED        ENDED      ENDED
                                                         4/30/10    10/31/09      4/30/10     10/31/09      4/30/10   10/31/09
-------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders due to
   reinvestment of distributions                              --          --      101,028       20,548       57,707         --
===============================================================================================================================

                                                              DIVIDEND                DIVIDEND                 DIVIDEND
                                                          ADVANTAGE (NAD)         ADVANTAGE 2 (NXZ)        ADVANTAGE 3 (NZF)
                                                      ----------------------   -----------------------   ----------------------
                                                      SIX MONTHS        YEAR   SIX MONTHS         YEAR   SIX MONTHS       YEAR
                                                           ENDED       ENDED        ENDED        ENDED        ENDED      ENDED
                                                         4/30/10    10/31/09      4/30/10     10/31/09      4/30/10   10/31/09
-------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders due to
   reinvestment of distributions                              --          --        4,328       10,026           --         --
===============================================================================================================================

PREFERRED SHARES

Transactions in ARPS were as follows:

                                       PERFORMANCE PLUS (NPP)                            MUNICIPAL ADVANTAGE (NMA)
                          ------------------------------------------------   --------------------------------------------------
                                 SIX MONTHS                 YEAR                   SIX MONTHS                    YEAR
                                   ENDED                   ENDED                     ENDED                      ENDED
                                  4/30/10                 10/31/09                  4/30/10                    10/31/09
                          -----------------------------------------------------------------------------------------------------
                            SHARES         AMOUNT     SHARES        AMOUNT     SHARES         AMOUNT     SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
ARPS redeemed:
   Series M                     --   $         --        165   $ 4,125,000      2,457   $ 61,425,000        406   $ 10,150,000
   Series T                     --             --        165     4,125,000      2,457     61,425,000        406     10,150,000
   Series W                     --             --        166     4,150,000      2,456     61,400,000        407     10,175,000
   Series TH                    --             --        130     3,250,000      1,901     47,525,000        313      7,825,000
   Series F                     --             --        164     4,100,000      2,457     61,425,000        406     10,150,000
-------------------------------------------------------------------------------------------------------------------------------
Total                           --   $         --        790   $19,750,000     11,728   $293,200,000      1,938   $ 48,450,000
===============================================================================================================================

                                                           Nuveen Investments 89

    | Notes to
    | Financial Statements (Unaudited) (continued)

                                      MARKET OPPORTUNITY (NMO)                           DIVIDEND ADVANTAGE (NAD)
                          ------------------------------------------------   --------------------------------------------------
                                SIX MONTHS                  YEAR                   SIX MONTHS                  YEAR
                                  ENDED                    ENDED                     ENDED                    ENDED
                                 4/30/10                  10/31/09                  4/30/10                  10/31/09
                          -----------------------------------------------------------------------------------------------------
                            SHARES         AMOUNT     SHARES        AMOUNT    SHARES          AMOUNT     SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
ARPS redeemed:
  Series M                   3,649   $ 91,225,000        158   $ 3,950,000     1,922    $ 48,050,000         68   $  1,700,000
  Series T                   3,648     91,200,000        159     3,975,000     1,921      48,025,000         68      1,700,000
  Series W                   2,920     73,000,000        126     3,150,000        --              --         --             --
  Series TH                     --             --         --            --     1,826      45,650,000         64      1,600,000
  Series F                   3,650     91,250,000        157     3,925,000        --              --         --             --
-------------------------------------------------------------------------------------------------------------------------------
Total                       13,867   $346,675,000        600   $15,000,000     5,669    $141,725,000        200   $  5,000,000
===============================================================================================================================

                                     DIVIDEND ADVANTAGE 2 (NXZ)                          DIVIDEND ADVANTAGE 3 (NZF)
                          ------------------------------------------------   --------------------------------------------------
                                SIX MONTHS                  YEAR                   SIX MONTHS                  YEAR
                                  ENDED                    ENDED                     ENDED                    ENDED
                                 4/30/10                  10/31/09                  4/30/10                  10/31/09
                          -----------------------------------------------------------------------------------------------------
                            SHARES         AMOUNT     SHARES        AMOUNT    SHARES          AMOUNT     SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
ARPS redeemed:
   Series M                    N/A            N/A        N/A           N/A         --   $         --         --   $         --
   Series T                    N/A            N/A        N/A           N/A         --             --         --             --
   Series W                    N/A            N/A        N/A           N/A         --             --        451     11,275,000
   Series TH                   N/A            N/A        N/A           N/A         --             --        451     11,275,000
   Series F                    N/A            N/A        N/A           N/A         --             --        451     11,275,000
-------------------------------------------------------------------------------------------------------------------------------
Total                          N/A            N/A        N/A           N/A         --   $         --      1,353   $ 33,825,000
===============================================================================================================================

N/A - Dividend Advantage 2 (NXZ) redeemed all $222,000,000 of its outstanding ARPS during the fiscal year ended October 31, 2008.

Transactions in MTP Shares were as follows:

                                                                                         DIVIDEND ADVANTAGE (NAD)
                                                                          -----------------------------------------------------
                                                                                   SIX MONTHS                  YEAR
                                                                                     ENDED                    ENDED
                                                                                    4/30/10                  10/31/09
                                                                          -----------------------------------------------------
                                                                              SHARES          AMOUNT     SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
MTP Shares issued:
   Series 2015                                                            14,430,000    $144,300,000         --   $         --
===============================================================================================================================

Transactions in VRDP Shares were as follows:

                                     MUNICIPAL ADVANTAGE (NMA)                           MARKET OPPORTUNITY (NMO)
                          ------------------------------------------------   --------------------------------------------------
                                SIX MONTHS                  YEAR                   SIX MONTHS                  YEAR
                                  ENDED                    ENDED                     ENDED                    ENDED
                                 4/30/10                  10/31/09                  4/30/10                  10/31/09
                          -----------------------------------------------------------------------------------------------------
                            SHARES         AMOUNT     SHARES        AMOUNT    SHARES          AMOUNT     SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VRDP Shares issued:
   Series 1                  2,968   $296,800,000         --   $        --     3,509    $350,900,000         --   $         --
===============================================================================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended April 30, 2010, were as follows:

                                       PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND       DIVIDEND
                                              PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                              (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)          (NZF)
------------------------------------------------------------------------------------------------------------------------------
Purchases                             $ 78,116,635   $ 70,845,166   $115,354,228   $ 37,322,616   $  4,848,754   $ 26,167,499
Sales and maturities                    92,533,124     87,273,960    119,855,350     33,284,260      6,421,550     12,881,558
==============================================================================================================================

90 Nuveen Investments

6. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2010, the cost and unrealized appreciation (depreciation) of investments as determined on a federal income tax basis, were as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND       DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                    (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)          (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments                       $1,241,244,476   $874,200,679   $963,944,405   $799,253,376   $604,047,227   $814,847,114
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                           $   76,353,180   $ 43,959,872   $ 47,508,576   $ 44,577,015   $ 37,767,611   $ 32,271,700
   Depreciation                              (36,415,716)   (35,597,171)   (47,902,389)   (37,069,011)   (22,214,544)   (30,786,502)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments          $   39,937,464   $  8,362,701   $   (393,813)  $  7,508,004   $ 15,553,067   $  1,485,198
====================================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2009, the Funds' last tax year end were as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND       DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                    (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)          (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *     $   14,778,549   $ 10,307,023   $ 11,839,667   $  8,600,550   $  4,767,927   $  9,202,532
Undistributed net ordinary income **              22,973         63,544            665             --        431,904        830,858
Undistributed net long-term capital
   gains                                         863,865      3,011,399             --             --             --      1,900,388
====================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2009, paid on November 2, 2009.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2009, was designated for purposes of the dividends paid deduction as follows:

                                             PERFORMANCE      MUNICIPAL         MARKET       DIVIDEND       DIVIDEND       DIVIDEND
                                                    PLUS      ADVANTAGE    OPPORTUNITY      ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                    (NPP)          (NMA)          (NMO)          (NAD)          (NXZ)          (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt
   income                                 $   50,061,453   $ 38,441,112   $ 39,112,569   $ 34,327,038   $ 27,368,520   $ 35,861,517
Distributions from net ordinary
   income **                                      60,857        126,563             --             --             --        312,544
Distributions from net long-term
   capital gains                                      --             --             --             --             --             --
====================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2009, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                               MARKET       DIVIDEND       DIVIDEND
                                                                                          OPPORTUNITY      ADVANTAGE    ADVANTAGE 2
                                                                                                 (NMO)          (NAD)          (NXZ)
------------------------------------------------------------------------------------------------------------------------------------
Expiration:
   October 31, 2011                                                                      $  4,216,771   $  4,594,300   $         --
   October 31, 2012                                                                           973,824             --             --
   October 31, 2013                                                                                --        104,762             --
   October 31, 2014                                                                         3,141,529             --      1,425,745
   October 31, 2015                                                                         1,902,879             --        961,027
   October 31, 2016                                                                         1,398,166             --             --
   October 31, 2017                                                                                --        424,278             --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                    $ 11,633,169   $  5,123,340   $  2,386,772
====================================================================================================================================

                                                           Nuveen Investments 91

    | Notes to
    | Financial Statements (Unaudited) (continued)

7. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components -- a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund's shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

                                                          PERFORMANCE PLUS (NPP)
                                                       MUNICIPAL ADVANTAGE (NMA)
                                                        MARKET OPPORTUNITY (NMO)
AVERAGE DAILY NET ASSETS*                                   FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                                        DIVIDEND ADVANTAGE (NAD)
                                                      DIVIDEND ADVANTAGE 2 (NXZ)
                                                      DIVIDEND ADVANTAGE 3 (NZF)
AVERAGE DAILY NET ASSETS*                                   FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL*        EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

* The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of April 30, 2010, the complex-level fee rate was .1852%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

92 Nuveen Investments

As of July 31, 2009, the Adviser is no longer reimbursing Dividend Advantage
(NAD) for any fees or expenses.

For the first ten years of Dividend Advantage 2's (NXZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                        YEAR ENDING
MARCH 31,                                          MARCH 31,
--------------------------------------------------------------------------------
2001*                         .30%                 2007                     .25%
2002                          .30                  2008                     .20
2003                          .30                  2009                     .15
2004                          .30                  2010                     .10
2005                          .30                  2011                     .05
2006                          .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Dividend Advantage 3's (NZF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                        YEAR ENDING
SEPTEMBER 30,                                      SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                         .30%                 2007                     .25%
2002                          .30                  2008                     .20
2003                          .30                  2009                     .15
2004                          .30                  2010                     .10
2005                          .30                  2011                     .05
2006                          .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

8. NEW ACCOUNTING PRONOUNCEMENTS

ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS

During June 2009, the Financial Accounting Standards Board ("FASB") issued changes to the authoritative guidance under U.S. GAAP on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and transferor's continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

FAIR VALUE MEASUREMENTS

On January 21, 2010, FASB issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of this guidance is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, the management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

                                                           Nuveen Investments 93

    | Financial
    | Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                           INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                            ---------------------------------------------------- --------------------------
                                                      DISTRI-   DISTRI-
                                                      BUTIONS   BUTIONS
                                                     FROM NET      FROM                                     DISCOUNT
                                                   INVESTMENT   CAPITAL                                         FROM
                                                    INCOME TO  GAINS TO                 NET                   COMMON ENDING
                  BEGINNING                           AUCTION   AUCTION          INVESTMENT  CAPITAL          SHARES COMMON
                     COMMON                    NET       RATE      RATE           INCOME TO GAINS TO          REPUR-  SHARE
                      SHARE        NET   REALIZED/  PREFERRED PREFERRED              COMMON   COMMON          CHASED    NET ENDING
                  NET ASSET INVESTMENT  UNREALIZED     SHARE-    SHARE-              SHARE-   SHARE-             AND  ASSET MARKET
                      VALUE     INCOME GAIN (LOSS)   HOLDERS+  HOLDERS+    TOTAL    HOLDERS  HOLDERS  TOTAL  RETIRED  VALUE  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)              $14.52      $ .52       $ .35      $(.01)     $ --** $  .86     $ (.45)   $(.01) $(.46)    $ -- $14.92 $14.28
2009                  12.69       1.03        1.65       (.06)       --     2.62       (.79)      --   (.79)      --  14.52  13.48
2008                  15.22       1.02       (2.56)      (.29)       --    (1.83)      (.70)      --   (.70)      --  12.69  11.50
2007                  15.78        .99        (.47)      (.27)     (.01)     .24       (.75)    (.05)  (.80)      --  15.22  13.59
2006                  15.51       1.00         .38       (.25)       --     1.13       (.84)    (.02)  (.86)      --  15.78  15.09
2005                  15.87       1.02        (.26)      (.16)       --      .60       (.94)    (.02)  (.96)      --  15.51  14.43

MUNICIPAL ADVANTAGE (NMA)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)               14.08        .53         .35       (.01)       --**    .87       (.48)    (.07)  (.55)      --  14.40  14.32
2009                  12.12       1.10        1.76       (.06)       --     2.80       (.84)      --   (.84)      --  14.08  13.41
2008                  15.20       1.08       (3.06)      (.30)     (.01)   (2.29)      (.77)    (.02)  (.79)      --  12.12  11.41
2007                  15.88       1.07        (.63)      (.29)       --      .15       (.83)      --   (.83)      --  15.20  13.95
2006                  15.70       1.08         .27       (.26)       --     1.09       (.90)    (.01)  (.91)      --  15.88  15.85
2005                  16.02       1.09        (.24)      (.16)       --      .69      (1.00)    (.01) (1.01)      --  15.70  15.19
===================================================================================================================================

                           AUCTION RATE                        VARIABLE RATE DEMAND
                         PREFERRED SHARES                        PREFERRED SHARES
                         AT END OF PERIOD                        AT END OF PERIOD
                    -------------------------               -------------------------
                      AGGREGATE   LIQUIDATION                 AGGREGATE   LIQUIDATION
                         AMOUNT    AND MARKET       ASSET        AMOUNT    AND MARKET       ASSET
                    OUTSTANDING         VALUE    COVERAGE   OUTSTANDING         VALUE    COVERAGE
                          (000)     PER SHARE   PER SHARE         (000)     PER SHARE   PER SHARE
--------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                $419,900       $25,000     $78,218      $     --      $     --    $     --
2009                    419,900        25,000      76,790            --            --          --
2008                    439,650        25,000      68,244            --            --          --
2007                    479,000        25,000      72,603            --            --          --
2006                    479,000        25,000      74,333            --            --          --
2005                    479,000        25,000      73,515            --            --          --

MUNICIPAL ADVANTAGE (NMA)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                      --            --          --       296,800       100,000     310,268
2009                    293,200        25,000      76,911            --            --          --
2008                    341,650        25,000      63,314            --            --          --
2007                    358,000        25,000      70,866            --            --          --
2006                    358,000        25,000      72,743            --            --          --
2005                    358,000        25,000      72,184            --            --          --
===================================================================================================

94 Nuveen Investments

                                                               RATIOS/SUPPLEMENTAL DATA
                                            ---------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS
                        TOTAL RETURNS                        APPLICABLE TO COMMON SHARES++(B)
                     -------------------                   -----------------------------------
                                   BASED         ENDING
                                      ON            NET
                      BASED       COMMON         ASSETS
                         ON    SHARE NET     APPLICABLE     EXPENSES     EXPENSES          NET   PORTFOLIO
                     MARKET        ASSET      TO COMMON    INCLUDING    EXCLUDING   INVESTMENT    TURNOVER
                      VALUE(A)     VALUE(A) SHARES (000)    INTEREST(C)  INTEREST       INCOME        RATE
-----------------------------------------------------------------------------------------------------------
PERFORMANCE PLUS (NPP)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                9.49%        6.04%      $893,854         1.15%*       1.12%*       7.11%*         6%
2009                  24.78        21.20        869,873         1.23         1.18         7.59           6
2008                 (10.71)      (12.49)       760,496         1.25         1.17         6.96           9
2007                  (4.97)        1.53        912,066         1.16         1.14         6.38           6
2006                  10.78         7.50        945,222         1.15         1.15         6.44           9
2005                   3.02         3.83        929,544         1.15         1.15         6.45           6

MUNICIPAL ADVANTAGE (NMA)
-----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)               10.99         6.29        624,075         1.41*        1.30*        7.62*          7
2009                  25.70        23.89        608,813         1.31         1.22         8.51           9
2008                 (13.16)      (15.65)       523,602         1.38         1.21         7.50          13
2007                  (7.08)        1.06        656,806         1.40         1.17         6.87          10
2006                  10.68         7.16        683,675         1.18         1.18         6.92          11
2005                   3.29         4.42        675,678         1.17         1.17         6.81           8
===========================================================================================================

*     Annualized.

**    Rounds to less than $.01 per share.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares and/or Variable Rate Demand Preferred Shares, where applicable.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(c) The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 - Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(d)   For the six months ended April 30, 2010.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 95

    | Financial
    | Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                              INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                              -------------------------------------------------- --------------------------
                                                        DISTRI-   DISTRI-
                                                        BUTIONS   BUTIONS
                                                       FROM NET      FROM                                   DISCOUNT
                                                     INVESTMENT   CAPITAL                                       FROM
                                                      INCOME TO  GAINS TO               NET                   COMMON ENDING
                    BEGINNING                           AUCTION   AUCTION        INVESTMENT  CAPITAL          SHARES COMMON
                       COMMON                    NET       RATE      RATE         INCOME TO GAINS TO          REPUR-  SHARE
                        SHARE        NET   REALIZED/  PREFERRED PREFERRED            COMMON   COMMON          CHASED    NET ENDING
                    NET ASSET INVESTMENT  UNREALIZED     SHARE-    SHARE-            SHARE-   SHARE-             AND  ASSET MARKET
                        VALUE     INCOME GAIN (LOSS)   HOLDERS+  HOLDERS+  TOTAL    HOLDERS  HOLDERS  TOTAL  RETIRED  VALUE  VALUE
===================================================================================================================================
MARKET OPPORTUNITY (NMO)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                $13.59      $ .53       $ .32      $(.01)     $ -- $  .84    $  (.47)    $ -- $ (.47)   $  -- $13.96 $13.96
2009                    12.23       1.10        1.13       (.06)       --   2.17       (.81)      --   (.81)      --  13.59  13.32
2008                    14.83       1.03       (2.59)      (.31)       --  (1.87)      (.73)      --   (.73)      --  12.23  11.52
2007                    15.41       1.04        (.56)      (.30)       --    .18       (.76)      --   (.76)      --  14.83  13.53
2006                    15.14       1.02         .34       (.26)       --   1.10       (.83)      --   (.83)      --  15.41  15.00
2005                    15.48       1.03        (.29)      (.16)       --    .58       (.92)      --   (.92)      --  15.14  14.19

DIVIDEND ADVANTAGE (NAD)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                 13.89        .52         .35       (.01)       --    .86       (.45)      --   (.45)      --  14.30  14.09
2009                    11.77       1.07        1.93       (.05)       --   2.95       (.83)      --   (.83)      --  13.89  12.89
2008                    14.90       1.05       (3.14)      (.27)       --  (2.36)      (.77)      --   (.77)      --  11.77  10.72
2007                    15.54       1.04        (.60)      (.27)       --    .17       (.81)      --   (.81)      --  14.90  13.63
2006                    15.28       1.04         .32       (.24)       --   1.12       (.86)      --   (.86)      --  15.54  15.30
2005                    15.62       1.06        (.25)      (.15)       --    .66      (1.00)      --  (1.00)      --  15.28  14.58
===================================================================================================================================

                                                                                        AUCTION
                                                                                          RATE
                                                                                       PREFERRED
                                                                                       SHARES AND
                                                                                        MUNIFUND
                                                                                         TERM
                                                                                       PREFERRED
                                                                                        SHARES
          AUCTION RATE PREFERRED SHARES          MUNIFUND TERM PREFERRED SHARES         AT END      VARIABLE RATE DEMAND PREFERRED
                AT END OF PERIOD                        AT END OF PERIOD               OF PERIOD      SHARES AT END OF PERIOD
        --------------------------------- ------------------------------------------- ----------- ----------------------------------
                                                                                            ASSET
          AGGREGATE LIQUIDATION             AGGREGATE LIQUIDATION   AVERAGE              COVERAGE   AGGREGATE LIQUIDATION
             AMOUNT  AND MARKET     ASSET      AMOUNT  AND MARKET    MARKET     ASSET      PER $1      AMOUNT  AND MARKET     ASSET
        OUTSTANDING       VALUE  COVERAGE OUTSTANDING       VALUE     VALUE  COVERAGE LIQUIDATION OUTSTANDING       VALUE  COVERAGE
              (000)   PER SHARE PER SHARE       (000)   PER SHARE PER SHARE PER SHARE  PREFERENCE       (000)   PER SHARE PER SHARE
====================================================================================================================================
MARKET OPPORTUNITY (NMO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)   $      --     $    --   $    --    $     --         $--  $   --      $   --       $  --    $350,900    $100,000  $281,464
2009        346,675      25,000    69,661          --          --      --          --          --          --          --        --
2008        361,675      25,000    63,525          --          --      --          --          --          --          --        --
2007        380,000      25,000    69,446          --          --      --          --          --          --          --        --
2006        380,000      25,000    71,155          --          --      --          --          --          --          --        --
2005        380,000      25,000    70,374          --          --      --          --          --          --          --        --

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)     120,075      25,000    78,128     144,300          10   10.00**     31.25        3.13          --          --        --
2009        261,800      25,000    77,095          --          --      --          --          --          --          --        --
2008        266,800      25,000    68,343          --          --      --          --          --          --          --        --
2007        295,000      25,000    74,618          --          --      --          --          --          --          --        --
2006        295,000      25,000    76,722          --          --      --          --          --          --          --        --
2005        295,000      25,000    75,838          --          --      --          --          --          --          --        --
====================================================================================================================================

96 Nuveen Investments

                                                                       RATIOS/SUPPLEMENTAL DATA
                               -----------------------------------------------------------------------------------------------------
                                                RATIOS TO AVERAGE NET ASSETS          RATIOS TO AVERAGE NET ASSETS
                                                 APPLICABLE TO COMMON SHARES           APPLICABLE TO COMMON SHARES
           TOTAL RETURNS                            BEFORE REIMBURSEMENT++               AFTER REIMBURSEMENT++(b)
        -------------------                  -----------------------------------   -----------------------------------
                      BASED         ENDING
                         ON            NET
         BASED       COMMON         ASSETS
            ON    SHARE NET      APPLICABLE   EXPENSES     EXPENSES          NET    EXPENSES     EXPENSES          NET   PORTFOLIO
        MARKET        ASSET       TO COMMON  INCLUDING    EXCLUDING   INVESTMENT   INCLUDING    EXCLUDING   INVESTMENT    TURNOVER
         VALUE(a)     VALUE(a) SHARES (000)   INTEREST(c)  INTEREST       INCOME    INTEREST(c)  INTEREST       INCOME        RATE
====================================================================================================================================
MARKET OPPORTUNITY (NMO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)   8.49%        6.31%       $636,756       1.37%*       1.28%*       7.80%*       N/A%         N/A%         N/A%         12%
2009     23.67        18.30         619,319       1.32         1.25         8.58         N/A          N/A          N/A          10
2008     (9.87)      (13.07)        557,346       1.36         1.23         7.33         N/A          N/A          N/A           8
2007     (5.00)        1.20         675,577       1.38         1.19         6.87         N/A          N/A          N/A           5
2006     11.92         7.49         701,559       1.19         1.19         6.73         N/A          N/A          N/A          14
2005      4.70         3.78         689,682       1.19         1.19         6.66         N/A          N/A          N/A           7

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)  12.97         6.31         561,828       1.35*        1.10*        7.52*       1.35*        1.10*        7.52*          4
2009     28.86        25.78         545,534       1.26         1.17         8.38        1.21         1.12         8.43           9
2008    (16.46)      (16.42)        462,554       1.36         1.15         7.33        1.22         1.02         7.46          11
2007     (5.96)        1.10         585,496       1.24         1.13         6.60        1.03          .92         6.81          11
2006     11.19         7.59         610,316       1.12         1.12         6.54         .85          .85         6.81           8
2005      1.77         4.27         599,887       1.17         1.17         6.48         .81          .81         6.83          11
====================================================================================================================================

*     Annualized.

** For the period March 16, 2010 (first issuance date of shares) through April 30, 2010.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares, MuniFund Term Preferred Shares and/or Variable Rate Demand Preferred Shares, where applicable.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable. As of July 31, 2009, the Adviser is no longer reimbursing Dividend Advantage
      (NAD) for any fees and expenses.

(c) The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders, Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 - MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(d)   For the six months ended April 30, 2010.

N/A   Fund does not have a contractual reimbursement agreement with the Adviser.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 97

    | Financial
    | Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                        INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                        -----------------------------------------------------  --------------------------
                                                    DISTR-     DISTR-
                                                   IBUTION   IBUTIONS
                                                  FROM NET       FROM                                      DISCOUNT
                                                INVESTMENT    CAPITAL                                          FROM
                                                 INCOME TO   GAINS TO                 NET  CAPITAL           COMMON  ENDING
             BEGINNING                             AUCTION    AUCTION          INVESTMENT    GAINS           SHARES  COMMON
                COMMON                     NET        RATE       RATE           INCOME TO       TO           REPUR-   SHARE
                 SHARE         NET   REALIZED/   PREFERRED  PREFERRED              COMMON   COMMON           CHASED     NET  ENDING
             NET ASSET  INVESTMENT  UNREALIZED      SHARE-     SHARE-              SHARE-   SHARE-              AND   ASSET  MARKET
                 VALUE      INCOME  GAIN (LOSS)    HOLDERS+   HOLDERS+  TOTAL     HOLDERS  HOLDERS  TOTAL   RETIRED   VALUE   VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)         $14.45       $ .52       $ .34        $ --      $  --   $ .86      $ (.48)  $ (.01) $(.49)     $ --  $14.82  $14.55
2009             12.71        1.04        1.59          --         --    2.63        (.89)      --   (.89)       --   14.45   14.14
2008             15.55        1.05       (2.81)       (.20)        --   (1.96)       (.88)      --   (.88)       --   12.71   12.35
2007             16.02        1.13        (.43)       (.27)        --     .43        (.90)      --   (.90)       --   15.55   15.48
2006             15.80        1.12         .32        (.24)        --    1.20        (.98)      --   (.98)       --   16.02   16.50
2005             15.63        1.13         .22        (.15)        --    1.20       (1.03)      --  (1.03)       --   15.80   15.64

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)          14.19         .54         .28        (.01)        --**   .81        (.46)    (.06)  (.52)       --   14.48   14.10
2009             12.10        1.08        1.91        (.05)        --    2.94        (.85)      --   (.85)       --   14.19   13.38
2008             15.03        1.06       (2.95)       (.27)        --   (2.16)       (.77)      --   (.77)       --   12.10   10.72
2007             15.54        1.07        (.44)       (.27)      (.01)    .35        (.84)    (.02)  (.86)       --   15.03   13.85
2006             15.32        1.07         .29        (.24)        --    1.12        (.90)      --   (.90)       --   15.54   15.88
2005             15.36        1.06         .01        (.15)        --     .92        (.96)      --   (.96)       --   15.32   14.41
====================================================================================================================================

                       AUCTION RATE PREFERRED SHARES     VARIABLE RATE DEMAND PREFERRED SHARES
                              AT END OF PERIOD                    AT END OF PERIOD
                    -----------------------------------  -------------------------------------
                      AGGREGATE  LIQUIDATION               AGGREGATE   LIQUIDATION
                         AMOUNT   AND MARKET      ASSET       AMOUNT    AND MARKET       ASSET
                    OUTSTANDING        VALUE   COVERAGE  OUTSTANDING         VALUE    COVERAGE
                          (000)    PER SHARE  PER SHARE        (000)     PER SHARE   PER SHARE
-----------------------------------------------------------------------------------------------
DIVIDEND ADVANTAGE 2 (NXZ)
-----------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                $     --      $    --    $    --     $196,000      $100,000    $322,641
2009                         --           --         --      196,000       100,000     316,966
2008                         --           --         --      196,000       100,000     290,785
2007                    222,000       25,000     76,463           --            --          --
2006                    222,000       25,000     77,949           --            --          --
2005                    222,000       25,000     77,124           --            --          --

DIVIDEND ADVANTAGE 3 (NZF)
-----------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                 236,950       25,000     86,675           --            --          --
2009                    236,950       25,000     85,465           --            --          --
2008                    270,775       25,000     70,108           --            --          --
2007                    312,000       25,000     73,630           --            --          --
2006                    312,000       25,000     75,227           --            --          --
2005                    312,000       25,000     74,468           --            --          --
===============================================================================================

98 Nuveen Investments

                                                                       RATIOS/SUPPLEMENTAL DATA
                                ----------------------------------------------------------------------------------------------------
                                                   RATIOS TO AVERAGE NET ASSETS          RATIOS TO AVERAGE NET ASSETS
                                                   APPLICABLE TO COMMON SHARES           APPLICABLE TO COMMON SHARES
              TOTAL RETURNS                            BEFORE REIMBURSEMENT++             AFTER REIMBURSEMENT++(b)
           -------------------                 -----------------------------------   -----------------------------------
                         BASED         ENDING
                            ON            NET
            BASED       COMMON         ASSETS
               ON    SHARE NET     APPLICABLE   EXPENSES     EXPENSES          NET    EXPENSES     EXPENSES          NET  PORTFOLIO
           MARKET        ASSET      TO COMMON  INCLUDING    EXCLUDING   INVESTMENT   INCLUDING    EXCLUDING   INVESTMENT   TURNOVER
            VALUE(a)     VALUE(a) SHARES (000)  INTEREST(c)  INTEREST       INCOME    INTEREST(c)  INTEREST       INCOME       RATE
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)      6.46%        6.06%      $436,377       1.58%*       1.38%*       7.25%*      1.45%*       1.25%*       7.38%*        1%
2009        22.63        21.41        425,253       1.91         1.47         7.59        1.73         1.29         7.77          2
2008       (15.21)      (13.23)       373,940       1.71         1.22         6.82        1.45          .96         7.08         10
2007         (.78)        2.76        456,992       1.25         1.11         6.83         .93          .79         7.16          5
2006        11.95         7.86        470,189       1.11         1.11         6.70         .72          .72         7.09          5
2005         8.58         7.83        462,862       1.12         1.12         6.66         .68          .68         7.11          2

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)      9.47         5.87        584,560       1.19*        1.10*        7.41*       1.03*         .94*        7.57*         1
2009        33.89        25.08        573,088       1.26         1.15         7.98        1.04          .92         8.20          2
2008       (17.85)      (14.99)       488,561       1.34         1.15         7.08        1.04          .85         7.37          7
2007        (7.72)        2.31        606,908       1.32         1.13         6.65         .94          .76         7.02         14
2006        16.90         7.57        626,836       1.13         1.13         6.51         .68          .68         6.96          9
2005         6.11         6.09        617,358       1.13         1.13         6.39         .69          .69         6.83          3
====================================================================================================================================

*     Annualized.

**    Rounds to less than $.01 per share.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares and/or Variable Rate Demand Preferred Shares, where applicable.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(c) The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 - Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(d)   For the six months ended April 30, 2010.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 99

Reinvest Automatically
Easily and Conveniently

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

100 Nuveen Investments
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                          Nuveen Investments 101

Glossary of Terms
Used in this Report

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

o INVERSE FLOATERS: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

102 Nuveen Investments

o LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o PRE-REFUNDING: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

                                                          Nuveen Investments 103

Notes

104 Nuveen Investments

Other Useful Information

BOARD OF DIRECTORS/TRUSTEES
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange ("NYSE") the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

COMMON AND PREFERRED SHARE INFORMATION

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

                                                AUCTION RATE
                      COMMON SHARES         PREFERRED SHARES
    FUND                REPURCHASED                 REDEEMED

    NPP                          --                       --
    NMA                          --                   11,728
    NMO                          --                   13,867
    NAD                          --                    5,669
    NXZ                          --                       --
    NZF                          --                       --

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

                                                          Nuveen Investments 105

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, longterm investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

FOCUSED ON MEETING INVESTOR NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $150 billion of assets on March 31, 2010.

FIND OUT HOW WE CAN HELP YOU.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: WWW.NUVEEN.COM/CEF

o     Share prices

o     Fund details

o     Daily financial news

o     Investor education

o     Interactive planning tools

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

                                                                     ESA-B-0410D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)  See Portfolio of Investments in Item 1.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Performance Plus Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: July 8, 2010
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2010
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2010
    -------------------------------------------------------------------